UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05742

Name of Fund:  BlackRock FundsSM
BlackRock Emerging Markets ex-China Fund
BlackRock Sustainable Aware Advantage Emerging Markets Equity Fund
BlackRock Sustainable Aware Advantage International Equity Fund
BlackRock Tactical Opportunities Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock FundsSM, 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2026

Date of reporting period: 04/30/2026

Item 1 – Report to Stockholders

(a) The Report to Shareholders is attached herewith.
BlackRock Emerging Markets ex-China Fund

Institutional Shares | MAECX

Annual Shareholder Report — April 30, 2026

This annual shareholder report contains important information about BlackRock Emerging Markets ex-China Fund (the “Fund”) for the period of May 1, 2025 to April 30, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$117	0.87%

How did the Fund perform last year?

  For the reporting period ended April 30, 2026, the Fund's Institutional Shares returned 68.69%.

  For the same period, the Fund’s benchmark, the MSCI Emerging Markets ex China Index (Net) returned 61.21%.

What contributed to performance?

In terms of countries, holdings in Taiwan and South Korea led contributions to return during the period. In sector terms, information technology and industrials were the primary contributors. At the individual stock level, South Korean technology companies SK Hynix Inc. and Samsung Electronics Co., Ltd. contributed the most, driven by strong AI-related demand, particularly across advanced semiconductors and high-bandwidth memory.

The Fund used derivatives to implement its stock selection strategy more efficiently. The Fund's use of derivatives had no material impact on performance.

What detracted from performance?

In terms of countries, holdings in India and Indonesia detracted the most from return during the period. In sector terms, real estate and utilities were the primary detractors. At the individual stock level, off-benchmark IT services company Endava plc was the largest detractor during the period, with the decline driven by weak client spending, slower deal activity and ongoing margin pressures. Holdings of Indian insurer HDFC Life Insurance Company Limited also detracted, with weakness driven by slower premium growth, competitive pressures in the protection segment, and regulatory changes that impacted product mix and margins.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: March 29, 2023 through April 30, 2026

Initial Investment of $10,000

Table Summary
	Institutional Shares	MSCI Emerging Markets ex China Index (Net)
Feb 23	$10,000	$10,000
Mar 23	$10,140	$10,102
Apr 23	$10,350	$10,185
May 23	$10,630	$10,328
Jun 23	$11,190	$10,713
Jul 23	$11,530	$11,178
Aug 23	$11,030	$10,627
Sep 23	$10,780	$10,356
Oct 23	$10,360	$9,970
Nov 23	$11,410	$11,001
Dec 23	$12,097	$11,705
Jan 24	$11,717	$11,414
Feb 24	$12,076	$11,819
Mar 24	$12,476	$12,174
Apr 24	$12,128	$11,977
May 24	$12,139	$11,965
Jun 24	$12,582	$12,690
Jul 24	$12,653	$12,797
Aug 24	$12,834	$13,029
Sep 24	$12,802	$13,193
Oct 24	$12,461	$12,681
Nov 24	$12,120	$12,267
Dec 24	$11,675	$12,121
Jan 25	$11,751	$12,379
Feb 25	$11,317	$11,908
Mar 25	$11,306	$11,913
Apr 25	$11,729	$12,373
May 25	$12,348	$12,980
Jun 25	$13,228	$13,883
Jul 25	$12,957	$13,996
Aug 25	$13,217	$13,964
Sep 25	$13,945	$14,804
Oct 25	$14,825	$15,959
Nov 25	$14,857	$15,585
Dec 25	$15,381	$16,317
Jan 26	$16,792	$18,021
Feb 26	$18,497	$19,746
Mar 26	$16,125	$16,833
Apr 26	$19,787	$19,947

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
Average Annual Total Returns	1 Year	Since Fund Inception
Institutional Shares ...
	68.69%	24.73%
MSCI Emerging Markets ex China Index (Net)...
	61.21	25.07

Key Fund statistics

Table Summary
Net Assets...
$16,264,607
Number of Portfolio Holdings...
76
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
81%

The Fund commenced operations on March 29, 2023.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2026)

Geographic allocation

Table Summary
Country/Geographic Region	Percent of Net Assets
Taiwan...
33.7%
South Korea...
25.8
India...
11.6
Brazil...
7.0
Poland...
2.5
South Africa...
2.3
Hungary...
2.1
Saudi Arabia...
2.1
Canada...
1.9
Malaysia...
1.8
OtherFootnote Reference(a)...
7.4
Short-Term Securities...
1.6
Other Assets Less Liabilities...
0.2
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Emerging Markets ex-China Fund

Institutional Shares | MAECX

Annual Shareholder Report — April 30, 2026

MAECX-04/26-AR

BlackRock Emerging Markets ex-China Fund

Investor A Shares | MXCAX

Annual Shareholder Report — April 30, 2026

This annual shareholder report contains important information about BlackRock Emerging Markets ex-China Fund (the “Fund”) for the period of May 1, 2025 to April 30, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$150	1.12%

How did the Fund perform last year?

  For the reporting period ended April 30, 2026, the Fund's Investor A Shares returned 68.21%.

  For the same period, the Fund’s benchmark, the MSCI Emerging Markets ex China Index (Net) returned 61.21%.

What contributed to performance?

In terms of countries, holdings in Taiwan and South Korea led contributions to return during the period. In sector terms, information technology and industrials were the primary contributors. At the individual stock level, South Korean technology companies SK Hynix Inc. and Samsung Electronics Co., Ltd. contributed the most, driven by strong AI-related demand, particularly across advanced semiconductors and high-bandwidth memory.

The Fund used derivatives to implement its stock selection strategy more efficiently. The Fund's use of derivatives had no material impact on performance.

What detracted from performance?

In terms of countries, holdings in India and Indonesia detracted the most from return during the period. In sector terms, real estate and utilities were the primary detractors. At the individual stock level, off-benchmark IT services company Endava plc was the largest detractor during the period, with the decline driven by weak client spending, slower deal activity and ongoing margin pressures. Holdings of Indian insurer HDFC Life Insurance Company Limited also detracted, with weakness driven by slower premium growth, competitive pressures in the protection segment, and regulatory changes that impacted product mix and margins.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: March 29, 2023 through April 30, 2026

Initial Investment of $10,000

Table Summary
	Investor A Shares	MSCI Emerging Markets ex China Index (Net)
Feb 23	$9,475	$10,000
Mar 23	$9,608	$10,102
Apr 23	$9,797	$10,185
May 23	$10,072	$10,328
Jun 23	$10,593	$10,713
Jul 23	$10,915	$11,178
Aug 23	$10,441	$10,627
Sep 23	$10,205	$10,356
Oct 23	$9,807	$9,970
Nov 23	$10,792	$11,001
Dec 23	$11,432	$11,705
Jan 24	$11,073	$11,414
Feb 24	$11,422	$11,819
Mar 24	$11,791	$12,174
Apr 24	$11,462	$11,977
May 24	$11,472	$11,965
Jun 24	$11,891	$12,690
Jul 24	$11,949	$12,797
Aug 24	$12,110	$13,029
Sep 24	$12,080	$13,193
Oct 24	$11,757	$12,681
Nov 24	$11,435	$12,267
Dec 24	$11,016	$12,121
Jan 25	$11,077	$12,379
Feb 25	$10,667	$11,908
Mar 25	$10,657	$11,913
Apr 25	$11,057	$12,373
May 25	$11,631	$12,980
Jun 25	$12,461	$13,883
Jul 25	$12,204	$13,996
Aug 25	$12,450	$13,964
Sep 25	$13,127	$14,804
Oct 25	$13,946	$15,959
Nov 25	$13,987	$15,585
Dec 25	$14,469	$16,317
Jan 26	$15,798	$18,021
Feb 26	$17,404	$19,746
Mar 26	$15,159	$16,833
Apr 26	$18,599	$19,947

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
Average Annual Total Returns	1 Year	Since Fund Inception
Investor A Shares ...
	68.21%	24.41%
Investor A Shares (with sales charge)...
	59.38	22.26
MSCI Emerging Markets ex China Index (Net)...
	61.21	25.07

Key Fund statistics

Table Summary
Net Assets...
$16,264,607
Number of Portfolio Holdings...
76
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
81%

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.

The Fund commenced operations on March 29, 2023.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2026)

Geographic allocation

Table Summary
Country/Geographic Region	Percent of Net Assets
Taiwan...
33.7%
South Korea...
25.8
India...
11.6
Brazil...
7.0
Poland...
2.5
South Africa...
2.3
Hungary...
2.1
Saudi Arabia...
2.1
Canada...
1.9
Malaysia...
1.8
OtherFootnote Reference(a)...
7.4
Short-Term Securities...
1.6
Other Assets Less Liabilities...
0.2
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Emerging Markets ex-China Fund

Investor A Shares | MXCAX

Annual Shareholder Report — April 30, 2026

MXCAX-04/26-AR

BlackRock Emerging Markets ex-China Fund

Class K Shares | MKECX

Annual Shareholder Report — April 30, 2026

This annual shareholder report contains important information about BlackRock Emerging Markets ex-China Fund (the “Fund”) for the period of May 1, 2025 to April 30, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$110	0.82%

How did the Fund perform last year?

  For the reporting period ended April 30, 2026, the Fund's Class K Shares returned 68.58%.

  For the same period, the Fund’s benchmark, the MSCI Emerging Markets ex China Index (Net) returned 61.21%.

What contributed to performance?

In terms of countries, holdings in Taiwan and South Korea led contributions to return during the period. In sector terms, information technology and industrials were the primary contributors. At the individual stock level, South Korean technology companies SK Hynix Inc. and Samsung Electronics Co., Ltd. contributed the most, driven by strong AI-related demand, particularly across advanced semiconductors and high-bandwidth memory.

The Fund used derivatives to implement its stock selection strategy more efficiently. The Fund's use of derivatives had no material impact on performance.

What detracted from performance?

In terms of countries, holdings in India and Indonesia detracted the most from return during the period. In sector terms, real estate and utilities were the primary detractors. At the individual stock level, off-benchmark IT services company Endava plc was the largest detractor during the period, with the decline driven by weak client spending, slower deal activity and ongoing margin pressures. Holdings of Indian insurer HDFC Life Insurance Company Limited also detracted, with weakness driven by slower premium growth, competitive pressures in the protection segment, and regulatory changes that impacted product mix and margins.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: March 29, 2023 through April 30, 2026

Initial Investment of $10,000

Table Summary
	Class K Shares	MSCI Emerging Markets ex China Index (Net)
Feb 23	$10,000	$10,000
Mar 23	$10,140	$10,102
Apr 23	$10,350	$10,185
May 23	$10,630	$10,328
Jun 23	$11,190	$10,713
Jul 23	$11,530	$11,178
Aug 23	$11,030	$10,627
Sep 23	$10,790	$10,356
Oct 23	$10,370	$9,970
Nov 23	$11,420	$11,001
Dec 23	$12,101	$11,705
Jan 24	$11,721	$11,414
Feb 24	$12,080	$11,819
Mar 24	$12,481	$12,174
Apr 24	$12,133	$11,977
May 24	$12,154	$11,965
Jun 24	$12,597	$12,690
Jul 24	$12,669	$12,797
Aug 24	$12,839	$13,029
Sep 24	$12,807	$13,193
Oct 24	$12,466	$12,681
Nov 24	$12,125	$12,267
Dec 24	$11,681	$12,121
Jan 25	$11,757	$12,379
Feb 25	$11,323	$11,908
Mar 25	$11,323	$11,913
Apr 25	$11,746	$12,373
May 25	$12,355	$12,980
Jun 25	$13,246	$13,883
Jul 25	$12,963	$13,996
Aug 25	$13,235	$13,964
Sep 25	$13,952	$14,804
Oct 25	$14,832	$15,959
Nov 25	$14,876	$15,585
Dec 25	$15,393	$16,317
Jan 26	$16,805	$18,021
Feb 26	$18,522	$19,746
Mar 26	$16,148	$16,833
Apr 26	$19,802	$19,947

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
Average Annual Total Returns	1 Year	Since Fund Inception
Class K Shares ...
	68.58%	24.77%
MSCI Emerging Markets ex China Index (Net)...
	61.21	25.07

Key Fund statistics

Table Summary
Net Assets...
$16,264,607
Number of Portfolio Holdings...
76
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
81%

The Fund commenced operations on March 29, 2023.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2026)

Geographic allocation

Table Summary
Country/Geographic Region	Percent of Net Assets
Taiwan...
33.7%
South Korea...
25.8
India...
11.6
Brazil...
7.0
Poland...
2.5
South Africa...
2.3
Hungary...
2.1
Saudi Arabia...
2.1
Canada...
1.9
Malaysia...
1.8
OtherFootnote Reference(a)...
7.4
Short-Term Securities...
1.6
Other Assets Less Liabilities...
0.2
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Emerging Markets ex-China Fund

Class K Shares | MKECX

Annual Shareholder Report — April 30, 2026

MKECX-04/26-AR

BlackRock Sustainable Aware Advantage Emerging Markets Equity Fund

Institutional Shares | BLZIX

Annual Shareholder Report — April 30, 2026

This annual shareholder report contains important information about BlackRock Sustainable Aware Advantage Emerging Markets Equity Fund (the “Fund”) (formerly known as BlackRock Sustainable Advantage Emerging Markets Equity Fund) for the period of May 1, 2025 to April 30, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$108	0.86%

How did the Fund perform last year?

  For the reporting period ended April 30, 2026, the Fund's Institutional Shares returned 51.47%.

  For the same period, the Fund’s benchmark, the MSCI Emerging Markets Index (Net) returned 46.68%.

What contributed to performance?

The Fund delivered strong positive absolute returns, supported primarily by thematic and sentiment insights. Macro and country-level measures, particularly those focused on valuation, yield curve dynamics, foreign exchange reserves, bond flows, and inventory trends, were the strongest contributors. Sentiment measures also added to performance, fueled by analysis of momentum, smart money positioning, analyst revisions, and management commentary. Fundamental valuation measures further contributed, led by those that assess cash flow and earnings strength. Information technology was the largest contributor at the sector level, followed by financials, industrials, and materials. Country performance was strongest in Taiwan and South Korea, highlighted by holdings in technology hardware, semiconductors, and financials.

What detracted from performance?

Environmental, social and governance ("ESG") related insights and select macro measures were the main detractors. ESG weakness was driven by environmental and social measures that struggled. Certain country-level macro insights tied to currency valuation, country reversion, geopolitical risk, and energy production also hurt results. Consumer discretionary and consumer staples were the largest detractors in terms of sectors, while India was the most notable detractor at the country level.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: August 18, 2020 through April 30, 2026

Initial Investment of $10,000

Table Summary
	Institutional Shares	MSCI Emerging Markets Index (Net)
Aug 20	$9,980	$9,973
Sep 20	$9,870	$9,813
Oct 20	$10,100	$10,015
Nov 20	$10,980	$10,941
Dec 20	$11,781	$11,746
Jan 21	$12,223	$12,106
Feb 21	$12,223	$12,198
Mar 21	$12,173	$12,014
Apr 21	$12,353	$12,313
May 21	$12,584	$12,599
Jun 21	$12,665	$12,621
Jul 21	$11,783	$11,771
Aug 21	$12,026	$12,079
Sep 21	$11,573	$11,599
Oct 21	$11,606	$11,714
Nov 21	$11,231	$11,236
Dec 21	$11,449	$11,447
Jan 22	$11,427	$11,230
Feb 22	$10,837	$10,895
Mar 22	$10,548	$10,649
Apr 22	$9,903	$10,056
May 22	$9,947	$10,101
Jun 22	$9,335	$9,429
Jul 22	$9,268	$9,406
Aug 22	$9,156	$9,446
Sep 22	$8,072	$8,338
Oct 22	$7,904	$8,079
Nov 22	$9,212	$9,278
Dec 22	$8,942	$9,147
Jan 23	$9,776	$9,870
Feb 23	$9,091	$9,230
Mar 23	$9,433	$9,509
Apr 23	$9,262	$9,401
May 23	$9,114	$9,243
Jun 23	$9,525	$9,594
Jul 23	$10,070	$10,192
Aug 23	$9,368	$9,564
Sep 23	$9,057	$9,314
Oct 23	$8,781	$8,952
Nov 23	$9,368	$9,668
Dec 23	$9,694	$10,046
Jan 24	$9,285	$9,580
Feb 24	$9,764	$10,036
Mar 24	$9,963	$10,284
Apr 24	$9,916	$10,330
May 24	$10,091	$10,389
Jun 24	$10,360	$10,798
Jul 24	$10,355	$10,830
Aug 24	$10,555	$11,005
Sep 24	$11,191	$11,740
Oct 24	$10,755	$11,218
Nov 24	$10,496	$10,815
Dec 24	$10,396	$10,800
Jan 25	$10,551	$10,993
Feb 25	$10,646	$11,046
Mar 25	$10,754	$11,116
Apr 25	$10,766	$11,262
May 25	$11,302	$11,743
Jun 25	$12,101	$12,449
Jul 25	$12,275	$12,692
Aug 25	$12,528	$12,854
Sep 25	$13,324	$13,774
Oct 25	$13,782	$14,350
Nov 25	$13,541	$14,006
Dec 25	$13,935	$14,425
Jan 26	$15,078	$15,702
Feb 26	$16,024	$16,565
Mar 26	$14,525	$14,402
Apr 26	$16,306	$16,520

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
Average Annual Total Returns	1 Year	5 Years	Since Fund Inception
Institutional Shares ...
	51.47%	5.71%	8.96%
MSCI Emerging Markets Index (Net)...
	46.68	6.05	9.21

Key Fund statistics

Table Summary
Net Assets...
$15,206,373
Number of Portfolio Holdings...
274
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
140%

The Fund commenced operations on August 18, 2020.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2026)

Geographic allocation

Table Summary
Country/Geographic Region	Percent of Net Assets
Taiwan...
29.6%
China...
24.3
South Korea...
20.2
India...
11.3
Brazil...
3.1
Thailand...
3.1
South Africa...
2.9
Saudi Arabia...
2.6
Malaysia...
1.6
United Arab Emirates...
1.4
OtherFootnote Reference(a)...
6.4
Short-Term Securities...
0.3
Liabilities in Excess of Other Assets...
(6.8)
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Sustainable Aware Advantage Emerging Markets Equity Fund

Institutional Shares | BLZIX

Annual Shareholder Report — April 30, 2026

BLZIX-04/26-AR

BlackRock Sustainable Aware Advantage Emerging Markets Equity Fund

Investor A Shares | BLZAX

Annual Shareholder Report — April 30, 2026

This annual shareholder report contains important information about BlackRock Sustainable Aware Advantage Emerging Markets Equity Fund (the “Fund”) (formerly known as BlackRock Sustainable Advantage Emerging Markets Equity Fund) for the period of May 1, 2025 to April 30, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$139	1.11%

How did the Fund perform last year?

  For the reporting period ended April 30, 2026, the Fund's Investor A Shares returned 51.12%.

  For the same period, the Fund’s benchmark, the MSCI Emerging Markets Index (Net) returned 46.68%.

What contributed to performance?

The Fund delivered strong positive absolute returns, supported primarily by thematic and sentiment insights. Macro and country-level measures, particularly those focused on valuation, yield curve dynamics, foreign exchange reserves, bond flows, and inventory trends, were the strongest contributors. Sentiment measures also added to performance, fueled by analysis of momentum, smart money positioning, analyst revisions, and management commentary. Fundamental valuation measures further contributed, led by those that assess cash flow and earnings strength. Information technology was the largest contributor at the sector level, followed by financials, industrials, and materials. Country performance was strongest in Taiwan and South Korea, highlighted by holdings in technology hardware, semiconductors, and financials.

What detracted from performance?

Environmental, social and governance ("ESG") related insights and select macro measures were the main detractors. ESG weakness was driven by environmental and social measures that struggled. Certain country-level macro insights tied to currency valuation, country reversion, geopolitical risk, and energy production also hurt results. Consumer discretionary and consumer staples were the largest detractors in terms of sectors, while India was the most notable detractor at the country level.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: August 18, 2020 through April 30, 2026

Initial Investment of $10,000

Table Summary
	Investor A Shares	MSCI Emerging Markets Index (Net)
Aug 20	$9,456	$9,973
Sep 20	$9,352	$9,813
Oct 20	$9,560	$10,015
Nov 20	$10,394	$10,941
Dec 20	$11,144	$11,746
Jan 21	$11,571	$12,106
Feb 21	$11,562	$12,198
Mar 21	$11,514	$12,014
Apr 21	$11,686	$12,313
May 21	$11,904	$12,599
Jun 21	$11,971	$12,621
Jul 21	$11,135	$11,771
Aug 21	$11,365	$12,079
Sep 21	$10,937	$11,599
Oct 21	$10,968	$11,714
Nov 21	$10,602	$11,236
Dec 21	$10,816	$11,447
Jan 22	$10,784	$11,230
Feb 22	$10,227	$10,895
Mar 22	$9,954	$10,649
Apr 22	$9,344	$10,056
May 22	$9,386	$10,101
Jun 22	$8,798	$9,429
Jul 22	$8,735	$9,406
Aug 22	$8,629	$9,446
Sep 22	$7,607	$8,338
Oct 22	$7,449	$8,079
Nov 22	$8,682	$9,278
Dec 22	$8,426	$9,147
Jan 23	$9,211	$9,870
Feb 23	$8,555	$9,230
Mar 23	$8,877	$9,509
Apr 23	$8,716	$9,401
May 23	$8,576	$9,243
Jun 23	$8,953	$9,594
Jul 23	$9,479	$10,192
Aug 23	$8,808	$9,564
Sep 23	$8,516	$9,314
Oct 23	$8,246	$8,952
Nov 23	$8,798	$9,668
Dec 23	$9,099	$10,046
Jan 24	$8,715	$9,580
Feb 24	$9,165	$10,036
Mar 24	$9,362	$10,284
Apr 24	$9,307	$10,330
May 24	$9,472	$10,389
Jun 24	$9,724	$10,798
Jul 24	$9,712	$10,830
Aug 24	$9,899	$11,005
Sep 24	$10,495	$11,740
Oct 24	$10,087	$11,218
Nov 24	$9,833	$10,815
Dec 24	$9,744	$10,800
Jan 25	$9,890	$10,993
Feb 25	$9,968	$11,046
Mar 25	$10,068	$11,116
Apr 25	$10,079	$11,262
May 25	$10,582	$11,743
Jun 25	$11,329	$12,449
Jul 25	$11,484	$12,692
Aug 25	$11,721	$12,854
Sep 25	$12,466	$13,774
Oct 25	$12,894	$14,350
Nov 25	$12,657	$14,006
Dec 25	$13,028	$14,425
Jan 26	$14,084	$15,702
Feb 26	$14,979	$16,565
Mar 26	$13,567	$14,402
Apr 26	$15,232	$16,520

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
Average Annual Total Returns	1 Year	5 Years	Since Fund Inception
Investor A Shares ...
	51.12%	5.44%	8.69%
Investor A Shares (with sales charge)...
	43.19	4.31	7.66
MSCI Emerging Markets Index (Net)...
	46.68	6.05	9.21

Key Fund statistics

Table Summary
Net Assets...
$15,206,373
Number of Portfolio Holdings...
274
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
140%

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.

The Fund commenced operations on August 18, 2020.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2026)

Geographic allocation

Table Summary
Country/Geographic Region	Percent of Net Assets
Taiwan...
29.6%
China...
24.3
South Korea...
20.2
India...
11.3
Brazil...
3.1
Thailand...
3.1
South Africa...
2.9
Saudi Arabia...
2.6
Malaysia...
1.6
United Arab Emirates...
1.4
OtherFootnote Reference(a)...
6.4
Short-Term Securities...
0.3
Liabilities in Excess of Other Assets...
(6.8)
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Sustainable Aware Advantage Emerging Markets Equity Fund

Investor A Shares | BLZAX

Annual Shareholder Report — April 30, 2026

BLZAX-04/26-AR

BlackRock Sustainable Aware Advantage Emerging Markets Equity Fund

Class K Shares | BLZKX

Annual Shareholder Report — April 30, 2026

This annual shareholder report contains important information about BlackRock Sustainable Aware Advantage Emerging Markets Equity Fund (the “Fund”) (formerly known as BlackRock Sustainable Advantage Emerging Markets Equity Fund) for the period of May 1, 2025 to April 30, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$102	0.81%

How did the Fund perform last year?

  For the reporting period ended April 30, 2026, the Fund's Class K Shares returned 51.54%.

  For the same period, the Fund’s benchmark, the MSCI Emerging Markets Index (Net) returned 46.68%.

What contributed to performance?

The Fund delivered strong positive absolute returns, supported primarily by thematic and sentiment insights. Macro and country-level measures, particularly those focused on valuation, yield curve dynamics, foreign exchange reserves, bond flows, and inventory trends, were the strongest contributors. Sentiment measures also added to performance, fueled by analysis of momentum, smart money positioning, analyst revisions, and management commentary. Fundamental valuation measures further contributed, led by those that assess cash flow and earnings strength. Information technology was the largest contributor at the sector level, followed by financials, industrials, and materials. Country performance was strongest in Taiwan and South Korea, highlighted by holdings in technology hardware, semiconductors, and financials.

What detracted from performance?

Environmental, social and governance ("ESG") related insights and select macro measures were the main detractors. ESG weakness was driven by environmental and social measures that struggled. Certain country-level macro insights tied to currency valuation, country reversion, geopolitical risk, and energy production also hurt results. Consumer discretionary and consumer staples were the largest detractors in terms of sectors, while India was the most notable detractor at the country level.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: August 18, 2020 through April 30, 2026

Initial Investment of $10,000

Table Summary
	Class K Shares	MSCI Emerging Markets Index (Net)
Aug 20	$9,980	$9,973
Sep 20	$9,870	$9,813
Oct 20	$10,100	$10,015
Nov 20	$10,980	$10,941
Dec 20	$11,783	$11,746
Jan 21	$12,225	$12,106
Feb 21	$12,225	$12,198
Mar 21	$12,175	$12,014
Apr 21	$12,355	$12,313
May 21	$12,586	$12,599
Jun 21	$12,667	$12,621
Jul 21	$11,787	$11,771
Aug 21	$12,030	$12,079
Sep 21	$11,577	$11,599
Oct 21	$11,621	$11,714
Nov 21	$11,234	$11,236
Dec 21	$11,456	$11,447
Jan 22	$11,434	$11,230
Feb 22	$10,844	$10,895
Mar 22	$10,554	$10,649
Apr 22	$9,920	$10,056
May 22	$9,964	$10,101
Jun 22	$9,341	$9,429
Jul 22	$9,276	$9,406
Aug 22	$9,165	$9,446
Sep 22	$8,079	$8,338
Oct 22	$7,911	$8,079
Nov 22	$9,232	$9,278
Dec 22	$8,954	$9,147
Jan 23	$9,788	$9,870
Feb 23	$9,102	$9,230
Mar 23	$9,445	$9,509
Apr 23	$9,274	$9,401
May 23	$9,125	$9,243
Jun 23	$9,537	$9,594
Jul 23	$10,095	$10,192
Aug 23	$9,381	$9,564
Sep 23	$9,070	$9,314
Oct 23	$8,793	$8,952
Nov 23	$9,381	$9,668
Dec 23	$9,711	$10,046
Jan 24	$9,301	$9,580
Feb 24	$9,781	$10,036
Mar 24	$9,992	$10,284
Apr 24	$9,933	$10,330
May 24	$10,109	$10,389
Jun 24	$10,379	$10,798
Jul 24	$10,375	$10,830
Aug 24	$10,575	$11,005
Sep 24	$11,212	$11,740
Oct 24	$10,775	$11,218
Nov 24	$10,516	$10,815
Dec 24	$10,419	$10,800
Jan 25	$10,586	$10,993
Feb 25	$10,669	$11,046
Mar 25	$10,777	$11,116
Apr 25	$10,789	$11,262
May 25	$11,327	$11,743
Jun 25	$12,127	$12,449
Jul 25	$12,303	$12,692
Aug 25	$12,557	$12,854
Sep 25	$13,367	$13,774
Oct 25	$13,826	$14,350
Nov 25	$13,572	$14,006
Dec 25	$13,971	$14,425
Jan 26	$15,117	$15,702
Feb 26	$16,066	$16,565
Mar 26	$14,563	$14,402
Apr 26	$16,349	$16,520

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
Average Annual Total Returns	1 Year	5 Years	Since Fund Inception
Class K Shares ...
	51.54%	5.76%	9.01%
MSCI Emerging Markets Index (Net)...
	46.68	6.05	9.21

Key Fund statistics

Table Summary
Net Assets...
$15,206,373
Number of Portfolio Holdings...
274
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
140%

The Fund commenced operations on August 18, 2020.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2026)

Geographic allocation

Table Summary
Country/Geographic Region	Percent of Net Assets
Taiwan...
29.6%
China...
24.3
South Korea...
20.2
India...
11.3
Brazil...
3.1
Thailand...
3.1
South Africa...
2.9
Saudi Arabia...
2.6
Malaysia...
1.6
United Arab Emirates...
1.4
OtherFootnote Reference(a)...
6.4
Short-Term Securities...
0.3
Liabilities in Excess of Other Assets...
(6.8)
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Sustainable Aware Advantage Emerging Markets Equity Fund

Class K Shares | BLZKX

Annual Shareholder Report — April 30, 2026

BLZKX-04/26-AR

BlackRock Sustainable Aware Advantage International Equity Fund

Institutional Shares | BRZIX

Annual Shareholder Report — April 30, 2026

This annual shareholder report contains important information about BlackRock Sustainable Aware Advantage International Equity Fund (the “Fund”) (formerly known as BlackRock Sustainable Advantage International Equity Fund) for the period of May 1, 2025 to April 30, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$57	0.50%

How did the Fund perform last year?

  For the reporting period ended April 30, 2026, the Fund’s Institutional Shares returned 25.87%.

  For the same period, the Fund’s benchmark, the MSCI EAFE Index (Net) returned 24.60%.

What contributed to performance?

The Fund delivered strong absolute returns in the reporting period, supported by broad-based contributions from sentiment, Environmental, social and governance ("ESG"), and fundamental insights. Sentiment measures were the largest drivers, particularly linkage-based measures (i.e., comparisons of similar companies) and trend-following insights that successfully identified changing market leadership and thematic relationships associated with trends in artificial intelligence, industrial reshoring, and fiscal stimulus. ESG-related insights also contributed positively, led by measures that evaluate controversy risk, environmental transition readiness, and human capital dynamics. Fundamental valuation measures further added to returns through successful positioning in companies with robust cash flow and earnings characteristics. From a sector perspective, financials and industrials were the largest contributors, with additional gains from information technology, energy, and materials. Country performance was strongest in Japan, the United Kingdom, the Netherlands, Switzerland, and Spain, supported by holdings in capital goods stocks, banks, and energy-related businesses.

What detracted from performance?

While the Fund’s overall performance was positive, several faster-moving thematic and momentum insights detracted. Weakness was most notable in positioning related to AI hiring trends, measures that assess mobile usage, and certain macro volatility themes, as market leadership shifted rapidly throughout the period. While ESG insights contributed overall, select measures weighed on performance. Cybersecurity-related insights also detracted periodically, as did those that gauge social impact. Certain quality measures tied to research and development intensity hurt results by incorrectly positioning the portfolio in more growth-oriented companies. Selective positioning in consumer discretionary, software, and commercial services businesses weighed on returns, as well. Ireland and Denmark were modest detractors at the country level.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: August 18, 2020 through April 30, 2026

Initial Investment of $10,000

Table Summary
	Institutional Shares	MSCI EAFE Index (Net)
Aug 20	$10,000	$10,018
Sep 20	$9,790	$9,758
Oct 20	$9,430	$9,368
Nov 20	$10,780	$10,821
Dec 20	$11,328	$11,324
Jan 21	$11,177	$11,203
Feb 21	$11,509	$11,454
Mar 21	$11,771	$11,718
Apr 21	$12,153	$12,070
May 21	$12,626	$12,464
Jun 21	$12,475	$12,324
Jul 21	$12,526	$12,417
Aug 21	$12,745	$12,636
Sep 21	$12,318	$12,269
Oct 21	$12,690	$12,571
Nov 21	$12,165	$11,986
Dec 21	$12,797	$12,599
Jan 22	$12,235	$11,990
Feb 22	$11,800	$11,778
Mar 22	$11,811	$11,854
Apr 22	$11,055	$11,087
May 22	$11,216	$11,170
Jun 22	$10,242	$10,134
Jul 22	$10,799	$10,639
Aug 22	$10,150	$10,134
Sep 22	$9,304	$9,186
Oct 22	$9,849	$9,680
Nov 22	$11,158	$10,770
Dec 22	$11,003	$10,778
Jan 23	$11,892	$11,651
Feb 23	$11,584	$11,408
Mar 23	$11,939	$11,691
Apr 23	$12,306	$12,021
May 23	$11,868	$11,512
Jun 23	$12,401	$12,036
Jul 23	$12,734	$12,426
Aug 23	$12,230	$11,950
Sep 23	$11,810	$11,541
Oct 23	$11,546	$11,073
Nov 23	$12,530	$12,101
Dec 23	$13,173	$12,744
Jan 24	$13,076	$12,818
Feb 24	$13,501	$13,052
Mar 24	$13,976	$13,481
Apr 24	$13,587	$13,136
May 24	$14,450	$13,645
Jun 24	$14,219	$13,425
Jul 24	$14,593	$13,819
Aug 24	$15,073	$14,268
Sep 24	$15,135	$14,400
Oct 24	$14,273	$13,617
Nov 24	$14,273	$13,539
Dec 24	$13,887	$13,231
Jan 25	$14,556	$13,927
Feb 25	$15,022	$14,197
Mar 25	$15,048	$14,140
Apr 25	$15,577	$14,787
May 25	$16,347	$15,464
Jun 25	$16,725	$15,805
Jul 25	$16,320	$15,583
Aug 25	$17,084	$16,247
Sep 25	$17,551	$16,558
Oct 25	$17,667	$16,753
Nov 25	$17,784	$16,857
Dec 25	$18,331	$17,362
Jan 26	$19,270	$18,268
Feb 26	$20,150	$19,114
Mar 26	$18,551	$17,147
Apr 26	$19,607	$18,424

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
Average Annual Total Returns	1 Year	5 Years	Since Fund Inception
Institutional Shares ...
	25.87%	10.04%	12.54%
MSCI EAFE Index (Net)...
	24.60	8.83	11.32

Key Fund statistics

Table Summary
Net Assets...
$12,710,524
Number of Portfolio Holdings...
305
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
109%

The Fund commenced operations on August 18, 2020.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2026)

Geographic allocation

Table Summary
Country/Geographic Region	Percent of Net Assets
Japan...
22.5%
United Kingdom...
10.9
France...
10.4
Germany...
9.0
United States...
7.7
Australia...
7.4
Netherlands...
6.0
Spain...
4.7
Switzerland...
3.9
Italy...
3.4
OtherFootnote Reference(a)...
11.7
Short-Term Securities...
1.0
Other Assets Less Liabilities...
1.4
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Material Fund Changes

This is a summary of changes to the Fund since April 30, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after April 30, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

On June 11, 2026, the Fund’s Board approved the closure of the Fund to new and subsequent investments and thereafter to liquidate the Fund. Accordingly, effective 4:00 p.m. (Eastern time) on or about September 4, 2026, the Fund will no longer accept orders to purchase Fund shares. On or about September 11, 2026 (the “Liquidation Date”), all of the assets of the Fund will be liquidated completely, the shares of any shareholders on the Liquidation Date will be redeemed at the net asset value per share and the Fund will then be terminated.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Sustainable Aware Advantage International Equity Fund

Institutional Shares | BRZIX

Annual Shareholder Report — April 30, 2026

BRZIX-04/26-AR

BlackRock Sustainable Aware Advantage International Equity Fund

Investor A Shares | BRZAX

Annual Shareholder Report — April 30, 2026

This annual shareholder report contains important information about BlackRock Sustainable Aware Advantage International Equity Fund (the “Fund”) (formerly known as BlackRock Sustainable Advantage International Equity Fund) for the period of May 1, 2025 to April 30, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$85	0.75%

How did the Fund perform last year?

  For the reporting period ended April 30, 2026, the Fund’s Investor A Shares returned 25.58%.

  For the same period, the Fund’s benchmark, the MSCI EAFE Index (Net) returned 24.60%.

What contributed to performance?

The Fund delivered strong absolute returns in the reporting period, supported by broad-based contributions from sentiment, Environmental, social and governance ("ESG"), and fundamental insights. Sentiment measures were the largest drivers, particularly linkage-based measures (i.e., comparisons of similar companies) and trend-following insights that successfully identified changing market leadership and thematic relationships associated with trends in artificial intelligence, industrial reshoring, and fiscal stimulus. ESG-related insights also contributed positively, led by measures that evaluate controversy risk, environmental transition readiness, and human capital dynamics. Fundamental valuation measures further added to returns through successful positioning in companies with robust cash flow and earnings characteristics. From a sector perspective, financials and industrials were the largest contributors, with additional gains from information technology, energy, and materials. Country performance was strongest in Japan, the United Kingdom, the Netherlands, Switzerland, and Spain, supported by holdings in capital goods stocks, banks, and energy-related businesses.

What detracted from performance?

While the Fund’s overall performance was positive, several faster-moving thematic and momentum insights detracted. Weakness was most notable in positioning related to AI hiring trends, measures that assess mobile usage, and certain macro volatility themes, as market leadership shifted rapidly throughout the period. While ESG insights contributed overall, select measures weighed on performance. Cybersecurity-related insights also detracted periodically, as did those that gauge social impact. Certain quality measures tied to research and development intensity hurt results by incorrectly positioning the portfolio in more growth-oriented companies. Selective positioning in consumer discretionary, software, and commercial services businesses weighed on returns, as well. Ireland and Denmark were modest detractors at the country level.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: August 18, 2020 through April 30, 2026

Initial Investment of $10,000

Table Summary
	Investor A Shares	MSCI EAFE Index (Net)
Aug 20	$9,475	$10,018
Sep 20	$9,267	$9,758
Oct 20	$8,925	$9,368
Nov 20	$10,214	$10,821
Dec 20	$10,724	$11,324
Jan 21	$10,581	$11,203
Feb 21	$10,896	$11,454
Mar 21	$11,134	$11,718
Apr 21	$11,496	$12,070
May 21	$11,943	$12,464
Jun 21	$11,791	$12,324
Jul 21	$11,840	$12,417
Aug 21	$12,037	$12,636
Sep 21	$11,643	$12,269
Oct 21	$11,985	$12,571
Nov 21	$11,488	$11,986
Dec 21	$12,091	$12,599
Jan 22	$11,550	$11,990
Feb 22	$11,138	$11,778
Mar 22	$11,149	$11,854
Apr 22	$10,424	$11,087
May 22	$10,576	$11,170
Jun 22	$9,655	$10,134
Jul 22	$10,181	$10,639
Aug 22	$9,569	$10,134
Sep 22	$8,760	$9,186
Oct 22	$9,285	$9,680
Nov 22	$10,519	$10,770
Dec 22	$10,357	$10,778
Jan 23	$11,193	$11,651
Feb 23	$10,903	$11,408
Mar 23	$11,238	$11,691
Apr 23	$11,583	$12,021
May 23	$11,171	$11,512
Jun 23	$11,672	$12,036
Jul 23	$11,977	$12,426
Aug 23	$11,503	$11,950
Sep 23	$11,108	$11,541
Oct 23	$10,860	$11,073
Nov 23	$11,785	$12,101
Dec 23	$12,381	$12,744
Jan 24	$12,290	$12,818
Feb 24	$12,690	$13,052
Mar 24	$13,124	$13,481
Apr 24	$12,758	$13,136
May 24	$13,558	$13,645
Jun 24	$13,341	$13,425
Jul 24	$13,695	$13,819
Aug 24	$14,145	$14,268
Sep 24	$14,192	$14,400
Oct 24	$13,383	$13,617
Nov 24	$13,383	$13,539
Dec 24	$13,016	$13,231
Jan 25	$13,643	$13,927
Feb 25	$14,080	$14,197
Mar 25	$14,092	$14,140
Apr 25	$14,588	$14,787
May 25	$15,298	$15,464
Jun 25	$15,652	$15,805
Jul 25	$15,278	$15,583
Aug 25	$15,982	$16,247
Sep 25	$16,419	$16,558
Oct 25	$16,528	$16,753
Nov 25	$16,625	$16,857
Dec 25	$17,140	$17,362
Jan 26	$18,018	$18,268
Feb 26	$18,828	$19,114
Mar 26	$17,332	$17,147
Apr 26	$18,320	$18,424

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
Average Annual Total Returns	1 Year	5 Years	Since Fund Inception
Investor A Shares ...
	25.58%	9.77%	12.27%
Investor A Shares (with sales charge)...
	18.99	8.59	11.21
MSCI EAFE Index (Net)...
	24.60	8.83	11.32

Key Fund statistics

Table Summary
Net Assets...
$12,710,524
Number of Portfolio Holdings...
305
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
109%

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.

The Fund commenced operations on August 18, 2020.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2026)

Geographic allocation

Table Summary
Country/Geographic Region	Percent of Net Assets
Japan...
22.5%
United Kingdom...
10.9
France...
10.4
Germany...
9.0
United States...
7.7
Australia...
7.4
Netherlands...
6.0
Spain...
4.7
Switzerland...
3.9
Italy...
3.4
OtherFootnote Reference(a)...
11.7
Short-Term Securities...
1.0
Other Assets Less Liabilities...
1.4
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Material Fund Changes

This is a summary of changes to the Fund since April 30, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after April 30, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

On June 11, 2026, the Fund’s Board approved the closure of the Fund to new and subsequent investments and thereafter to liquidate the Fund. Accordingly, effective 4:00 p.m. (Eastern time) on or about September 4, 2026, the Fund will no longer accept orders to purchase Fund shares. On or about September 11, 2026 (the “Liquidation Date”), all of the assets of the Fund will be liquidated completely, the shares of any shareholders on the Liquidation Date will be redeemed at the net asset value per share and the Fund will then be terminated.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Sustainable Aware Advantage International Equity Fund

Investor A Shares | BRZAX

Annual Shareholder Report — April 30, 2026

BRZAX-04/26-AR

BlackRock Sustainable Aware Advantage International Equity Fund

Class K Shares | BRZKX

Annual Shareholder Report — April 30, 2026

This annual shareholder report contains important information about BlackRock Sustainable Aware Advantage International Equity Fund (the “Fund”) (formerly known as BlackRock Sustainable Advantage International Equity Fund) for the period of May 1, 2025 to April 30, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$51	0.45%

How did the Fund perform last year?

  For the reporting period ended April 30, 2026, the Fund’s Class K Shares returned 25.91%.

  For the same period, the Fund’s benchmark, the MSCI EAFE Index (Net) returned 24.60%.

What contributed to performance?

The Fund delivered strong absolute returns in the reporting period, supported by broad-based contributions from sentiment, Environmental, social and governance ("ESG"), and fundamental insights. Sentiment measures were the largest drivers, particularly linkage-based measures (i.e., comparisons of similar companies) and trend-following insights that successfully identified changing market leadership and thematic relationships associated with trends in artificial intelligence, industrial reshoring, and fiscal stimulus. ESG-related insights also contributed positively, led by measures that evaluate controversy risk, environmental transition readiness, and human capital dynamics. Fundamental valuation measures further added to returns through successful positioning in companies with robust cash flow and earnings characteristics. From a sector perspective, financials and industrials were the largest contributors, with additional gains from information technology, energy, and materials. Country performance was strongest in Japan, the United Kingdom, the Netherlands, Switzerland, and Spain, supported by holdings in capital goods stocks, banks, and energy-related businesses.

What detracted from performance?

While the Fund’s overall performance was positive, several faster-moving thematic and momentum insights detracted. Weakness was most notable in positioning related to AI hiring trends, measures that assess mobile usage, and certain macro volatility themes, as market leadership shifted rapidly throughout the period. While ESG insights contributed overall, select measures weighed on performance. Cybersecurity-related insights also detracted periodically, as did those that gauge social impact. Certain quality measures tied to research and development intensity hurt results by incorrectly positioning the portfolio in more growth-oriented companies. Selective positioning in consumer discretionary, software, and commercial services businesses weighed on returns, as well. Ireland and Denmark were modest detractors at the country level.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: August 18, 2020 through April 30, 2026

Initial Investment of $10,000

Table Summary
	Class K Shares	MSCI EAFE Index (Net)
Aug 20	$10,000	$10,018
Sep 20	$9,790	$9,758
Oct 20	$9,430	$9,368
Nov 20	$10,790	$10,821
Dec 20	$11,330	$11,324
Jan 21	$11,179	$11,203
Feb 21	$11,511	$11,454
Mar 21	$11,773	$11,718
Apr 21	$12,155	$12,070
May 21	$12,638	$12,464
Jun 21	$12,477	$12,324
Jul 21	$12,541	$12,417
Aug 21	$12,749	$12,636
Sep 21	$12,322	$12,269
Oct 21	$12,694	$12,571
Nov 21	$12,168	$11,986
Dec 21	$12,804	$12,599
Jan 22	$12,242	$11,990
Feb 22	$11,818	$11,778
Mar 22	$11,818	$11,854
Apr 22	$11,061	$11,087
May 22	$11,222	$11,170
Jun 22	$10,247	$10,134
Jul 22	$10,810	$10,639
Aug 22	$10,161	$10,134
Sep 22	$9,314	$9,186
Oct 22	$9,859	$9,680
Nov 22	$11,170	$10,770
Dec 22	$11,007	$10,778
Jan 23	$11,909	$11,651
Feb 23	$11,589	$11,408
Mar 23	$11,956	$11,691
Apr 23	$12,324	$12,021
May 23	$11,885	$11,512
Jun 23	$12,419	$12,036
Jul 23	$12,754	$12,426
Aug 23	$12,249	$11,950
Sep 23	$11,829	$11,541
Oct 23	$11,565	$11,073
Nov 23	$12,549	$12,101
Dec 23	$13,198	$12,744
Jan 24	$13,101	$12,818
Feb 24	$13,527	$13,052
Mar 24	$14,002	$13,481
Apr 24	$13,612	$13,136
May 24	$14,478	$13,645
Jun 24	$14,246	$13,425
Jul 24	$14,623	$13,819
Aug 24	$15,104	$14,268
Sep 24	$15,153	$14,400
Oct 24	$14,302	$13,617
Nov 24	$14,302	$13,539
Dec 24	$13,921	$13,231
Jan 25	$14,591	$13,927
Feb 25	$15,059	$14,197
Mar 25	$15,084	$14,140
Apr 25	$15,615	$14,787
May 25	$16,387	$15,464
Jun 25	$16,766	$15,805
Jul 25	$16,361	$15,583
Aug 25	$17,115	$16,247
Sep 25	$17,595	$16,558
Oct 25	$17,712	$16,753
Nov 25	$17,829	$16,857
Dec 25	$18,382	$17,362
Jan 26	$19,323	$18,268
Feb 26	$20,205	$19,114
Mar 26	$18,603	$17,147
Apr 26	$19,661	$18,424

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
Average Annual Total Returns	1 Year	5 Years	Since Fund Inception
Class K Shares ...
	25.91%	10.10%	12.60%
MSCI EAFE Index (Net)...
	24.60	8.83	11.32

Key Fund statistics

Table Summary
Net Assets...
$12,710,524
Number of Portfolio Holdings...
305
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
109%

The Fund commenced operations on August 18, 2020.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2026)

Geographic allocation

Table Summary
Country/Geographic Region	Percent of Net Assets
Japan...
22.5%
United Kingdom...
10.9
France...
10.4
Germany...
9.0
United States...
7.7
Australia...
7.4
Netherlands...
6.0
Spain...
4.7
Switzerland...
3.9
Italy...
3.4
OtherFootnote Reference(a)...
11.7
Short-Term Securities...
1.0
Other Assets Less Liabilities...
1.4
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Material Fund Changes

This is a summary of changes to the Fund since April 30, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after April 30, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

On June 11, 2026, the Fund’s Board approved the closure of the Fund to new and subsequent investments and thereafter to liquidate the Fund. Accordingly, effective 4:00 p.m. (Eastern time) on or about September 4, 2026, the Fund will no longer accept orders to purchase Fund shares. On or about September 11, 2026 (the “Liquidation Date”), all of the assets of the Fund will be liquidated completely, the shares of any shareholders on the Liquidation Date will be redeemed at the net asset value per share and the Fund will then be terminated.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Sustainable Aware Advantage International Equity Fund

Class K Shares | BRZKX

Annual Shareholder Report — April 30, 2026

BRZKX-04/26-AR

BlackRock Tactical Opportunities Fund

Institutional Shares | PBAIX

Annual Shareholder Report — April 30, 2026

This annual shareholder report contains important information about BlackRock Tactical Opportunities Fund (the “Fund”) for the period of May 1, 2025 to April 30, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$76	0.71%

How did the Fund perform last year?

  For the reporting period ended April 30, 2026, the Fund's Institutional Shares returned 14.71%.

  For the same period, the Fund’s benchmark, the MSCI All Country World Index (Net) returned 31.00% and the Bloomberg 1-3 Year Treasury Bond Index returned 3.13%.

What contributed to performance?

Positive contributions to the Fund’s performance over the period were primarily driven by relative value positioning in equities, most notably long exposure to U.S. equities versus short European equity exposure as sentiment rebounded after U.S. tariffs announced in early April 2025 were scaled back or delayed. In addition, long Asia exposures, specifically to Japan, Korea and Thailand, versus short European exposure has proved additive in 2026. Directional long exposure to Japanese equities also added to performance as Japan outperformed global peers.

Within fixed income, relative value positioning, including long Australia and Korea exposure against short U.K. and Germany positions, contributed in early 2026. Finally, directional shorts in longer maturity global fixed income markets have benefited from the yield curve’s steepening since December of 2025.

The Fund held an allocation to cash as collateral for derivative positions and as a means of earning a modest yield. The cash position contributed to absolute performance. The Fund's cash position had no material impact on performance.

The management team uses derivatives, including equity index and sovereign bond futures, total return swaps, interest rate swaps, and currency forward contracts, as an efficient means to take active views on interest rates, equity indices, and currencies. These exposures will make up a significant portion of the Fund's net asset value given the Fund’s investment approach of trading interest rates, equity indices, and currencies across global markets. The use of derivatives instead of physical instruments had a minimal impact on results.

What detracted from performance?

Currency positioning detracted from performance over the period, driven by long exposure to the Japanese yen versus a short U.S. dollar position as the dollar strengthened relative to the yen despite Japan’s more hawkish monetary policy and positive market environment.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: May 1, 2016 through April 30, 2026

Initial Investment of $10,000

Table Summary
	Institutional Shares	MSCI All Country World Index (Net)	Bloomberg 1-3 Year Treasury Bond Index	ICE BofA 3-Month U.S. Treasury Bill Index	25% MSCI ACWI Index (Net)/75% Bloomberg 1-3 Year Treasury Bond Index
Apr 16	$10,000	$10,000	$10,000	$10,000	$10,000
May 16	$10,052	$10,013	$9,989	$10,001	$9,995
Jun 16	$9,918	$9,952	$10,049	$10,005	$10,025
Jul 16	$9,970	$10,381	$10,044	$10,007	$10,129
Aug 16	$10,015	$10,416	$10,027	$10,009	$10,124
Sep 16	$10,015	$10,480	$10,038	$10,014	$10,149
Oct 16	$10,060	$10,302	$10,031	$10,017	$10,100
Nov 16	$10,261	$10,380	$9,990	$10,018	$10,088
Dec 16	$10,219	$10,604	$9,992	$10,023	$10,145
Jan 17	$10,371	$10,894	$10,005	$10,027	$10,224
Feb 17	$10,212	$11,200	$10,015	$10,031	$10,303
Mar 17	$10,249	$11,337	$10,020	$10,033	$10,338
Apr 17	$10,204	$11,514	$10,034	$10,040	$10,390
May 17	$10,591	$11,768	$10,047	$10,045	$10,457
Jun 17	$10,455	$11,821	$10,039	$10,053	$10,462
Jul 17	$10,500	$12,152	$10,060	$10,062	$10,552
Aug 17	$10,576	$12,198	$10,080	$10,071	$10,578
Sep 17	$10,743	$12,434	$10,063	$10,080	$10,616
Oct 17	$10,994	$12,692	$10,056	$10,089	$10,665
Nov 17	$10,971	$12,938	$10,034	$10,097	$10,700
Dec 17	$11,042	$13,146	$10,035	$10,108	$10,743
Jan 18	$11,150	$13,888	$10,004	$10,121	$10,870
Feb 18	$11,280	$13,305	$9,999	$10,130	$10,752
Mar 18	$11,410	$13,020	$10,019	$10,144	$10,711
Apr 18	$11,502	$13,144	$10,002	$10,158	$10,722
May 18	$11,640	$13,161	$10,039	$10,173	$10,755
Jun 18	$11,610	$13,089	$10,040	$10,190	$10,742
Jul 18	$11,701	$13,484	$10,039	$10,206	$10,821
Aug 18	$11,556	$13,590	$10,072	$10,225	$10,869
Sep 18	$11,832	$13,649	$10,059	$10,240	$10,871
Oct 18	$11,724	$12,626	$10,074	$10,258	$10,679
Nov 18	$11,686	$12,811	$10,110	$10,279	$10,747
Dec 18	$11,561	$11,909	$10,191	$10,298	$10,623
Jan 19	$11,823	$12,849	$10,219	$10,318	$10,854
Feb 19	$11,705	$13,193	$10,229	$10,337	$10,934
Mar 19	$11,730	$13,359	$10,292	$10,360	$11,020
Apr 19	$11,696	$13,810	$10,313	$10,379	$11,130
May 19	$11,485	$12,990	$10,389	$10,403	$11,026
Jun 19	$11,595	$13,841	$10,443	$10,426	$11,250
Jul 19	$11,570	$13,882	$10,431	$10,445	$11,248
Aug 19	$11,358	$13,552	$10,516	$10,466	$11,250
Sep 19	$11,544	$13,837	$10,504	$10,485	$11,300
Oct 19	$11,772	$14,216	$10,539	$10,505	$11,405
Nov 19	$11,806	$14,563	$10,535	$10,518	$11,471
Dec 19	$11,753	$15,076	$10,558	$10,533	$11,591
Jan 20	$11,893	$14,910	$10,616	$10,547	$11,607
Feb 20	$11,771	$13,705	$10,711	$10,562	$11,451
Mar 20	$11,744	$11,855	$10,849	$10,593	$11,175
Apr 20	$11,875	$13,125	$10,863	$10,594	$11,485
May 20	$12,146	$13,696	$10,872	$10,594	$11,617
Jun 20	$12,120	$14,133	$10,876	$10,596	$11,712
Jul 20	$12,129	$14,881	$10,886	$10,598	$11,875
Aug 20	$12,155	$15,792	$10,884	$10,599	$12,055
Sep 20	$12,050	$15,283	$10,886	$10,600	$11,960
Oct 20	$12,155	$14,911	$10,882	$10,601	$11,884
Nov 20	$12,521	$16,749	$10,886	$10,602	$12,253
Dec 20	$12,564	$17,527	$10,891	$10,603	$12,400
Jan 21	$12,474	$17,447	$10,894	$10,604	$12,389
Feb 21	$12,232	$17,851	$10,888	$10,605	$12,456
Mar 21	$12,412	$18,328	$10,886	$10,606	$12,536
Apr 21	$12,591	$19,129	$10,890	$10,606	$12,677
May 21	$12,716	$19,427	$10,900	$10,606	$12,735
Jun 21	$12,555	$19,683	$10,881	$10,606	$12,761
Jul 21	$12,447	$19,819	$10,900	$10,606	$12,799
Aug 21	$12,546	$20,315	$10,899	$10,607	$12,879
Sep 21	$12,806	$19,475	$10,888	$10,607	$12,736
Oct 21	$12,223	$20,470	$10,853	$10,607	$12,868
Nov 21	$12,322	$19,977	$10,848	$10,608	$12,786
Dec 21	$12,627	$20,776	$10,826	$10,608	$12,894
Jan 22	$12,609	$19,755	$10,749	$10,608	$12,667
Feb 22	$12,358	$19,245	$10,705	$10,610	$12,546
Mar 22	$12,456	$19,662	$10,554	$10,613	$12,481
Apr 22	$12,609	$18,088	$10,504	$10,614	$12,187
May 22	$12,609	$18,109	$10,566	$10,622	$12,245
Jun 22	$12,367	$16,583	$10,499	$10,625	$11,929
Jul 22	$12,295	$17,741	$10,544	$10,630	$12,175
Aug 22	$12,636	$17,088	$10,460	$10,648	$11,990
Sep 22	$12,654	$15,452	$10,337	$10,674	$11,597
Oct 22	$12,860	$16,384	$10,327	$10,691	$11,764
Nov 22	$13,021	$17,655	$10,394	$10,726	$12,050
Dec 22	$13,402	$16,960	$10,413	$10,764	$11,947
Jan 23	$13,198	$18,176	$10,489	$10,798	$12,227
Feb 23	$13,337	$17,655	$10,408	$10,833	$12,069
Mar 23	$13,217	$18,200	$10,578	$10,880	$12,310
Apr 23	$13,384	$18,461	$10,607	$10,914	$12,379
May 23	$13,440	$18,263	$10,569	$10,957	$12,313
Jun 23	$13,700	$19,324	$10,515	$11,007	$12,444
Jul 23	$13,836	$20,031	$10,551	$11,051	$12,590
Aug 23	$13,855	$19,471	$10,592	$11,101	$12,539
Sep 23	$14,099	$18,666	$10,589	$11,152	$12,406
Oct 23	$14,011	$18,105	$10,625	$11,201	$12,345
Nov 23	$14,079	$19,776	$10,735	$11,252	$12,726
Dec 23	$13,802	$20,726	$10,860	$11,304	$12,989
Jan 24	$14,249	$20,847	$10,899	$11,353	$13,043
Feb 24	$14,571	$21,742	$10,852	$11,399	$13,141
Mar 24	$14,779	$22,425	$10,890	$11,450	$13,279
Apr 24	$14,747	$21,685	$10,849	$11,499	$13,132
May 24	$14,810	$22,566	$10,925	$11,555	$13,334
Jun 24	$14,831	$23,068	$10,989	$11,602	$13,467
Jul 24	$14,602	$23,440	$11,117	$11,654	$13,639
Aug 24	$14,768	$24,035	$11,217	$11,709	$13,818
Sep 24	$14,737	$24,594	$11,308	$11,760	$13,982
Oct 24	$14,955	$24,042	$11,239	$11,805	$13,840
Nov 24	$15,474	$24,941	$11,272	$11,850	$13,999
Dec 24	$15,423	$24,351	$11,297	$11,898	$13,940
Jan 25	$15,630	$25,168	$11,346	$11,942	$14,103
Feb 25	$15,651	$25,016	$11,426	$11,980	$14,156
Mar 25	$15,516	$24,028	$11,480	$12,020	$14,066
Apr 25	$15,464	$24,252	$11,574	$12,061	$14,185
May 25	$15,848	$25,646	$11,547	$12,105	$14,364
Jun 25	$16,025	$26,798	$11,617	$12,145	$14,591
Jul 25	$16,201	$27,161	$11,610	$12,186	$14,634
Aug 25	$16,617	$27,832	$11,712	$12,234	$14,820
Sep 25	$16,606	$28,840	$11,747	$12,275	$14,988
Oct 25	$16,316	$29,486	$11,787	$12,318	$15,110
Nov 25	$16,233	$29,482	$11,842	$12,352	$15,162
Dec 25	$16,420	$29,790	$11,881	$12,395	$15,239
Jan 26	$16,534	$30,673	$11,903	$12,430	$15,374
Feb 26	$16,648	$31,067	$11,968	$12,464	$15,486
Mar 26	$16,991	$28,836	$11,913	$12,500	$15,154
Apr 26	$17,738	$31,770	$11,936	$12,537	$15,562

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Institutional Shares ...
	14.71%	7.10%	5.90%
MSCI All Country World Index (Net)...
	31.00	10.68	12.25
Bloomberg 1-3 Year Treasury Bond Index...
	3.13	1.85	1.79
ICE BofA 3-Month U.S. Treasury Bill Index...
	3.95	3.40	2.29
25% MSCI ACWI Index (Net)/75% Bloomberg 1-3 Year Treasury Bond Index...
	9.71	4.19	4.52

Key Fund statistics

Table Summary
Net Assets...
$5,097,930,654
Number of Portfolio Holdings...
1,105
Net Investment Advisory Fees...
$18,526,183
Portfolio Turnover Rate...
83%

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 3-Month U.S. Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2026)

Ten largest holdings

Portfolio composition

Table Summary
SecurityFootnote Reference(a)	Percent of Net Assets
NVIDIA Corp...
4.1%
Apple, Inc...
3.4
Microsoft Corp...
2.5
Amazon.com, Inc...
2.3
Alphabet, Inc., Class A...
1.9
Broadcom, Inc...
1.7
Alphabet, Inc., Class C...
1.6
Meta Platforms, Inc., Class A...
1.1
JPMorgan Chase & Co...
0.8
Eli Lilly & Co...
0.7
Table Summary
Asset Type	Percent of Net Assets
Common Stocks...
67.8%
Preferred Securities...
0.0Footnote Reference(b)
Rights...
0.0Footnote Reference(b)
Asset-Backed Securities...
-
Other Interests...
-
Short-Term Securities...
14.3
Other Assets Less Liabilities...
17.9
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	Rounds to less than 0.1%.

Material Fund Changes

This is a summary of changes to the Fund since April 30, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after April 30, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

On April 22, 2026, the Fund’s Board approved certain changes to the Fund’s principal investment strategies and principal risks related to the Fund's exposure to commodity markets and the formation of a wholly owned Cayman Islands subsidiary, "BlackRock Cayman Tactical Opportunities Fund, Ltd.," that invests in certain commodity-related instruments.

Effective April 30, 2026, BlackRock International Limited ("BIL") became a sub-adviser to the Fund, pursuant to a sub-advisory agreement between BIL and BlackRock Advisors, LLC.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, ICE Data Indices, LLC, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Tactical Opportunities Fund

Institutional Shares | PBAIX

Annual Shareholder Report — April 30, 2026

PBAIX-04/26-AR

BlackRock Tactical Opportunities Fund

Service Shares | PCBSX

Annual Shareholder Report — April 30, 2026

This annual shareholder report contains important information about BlackRock Tactical Opportunities Fund (the “Fund”) for the period of May 1, 2025 to April 30, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$103	0.96%

How did the Fund perform last year?

  For the reporting period ended April 30, 2026, the Fund's Service Shares returned 14.44%.

  For the same period, the Fund’s benchmark, the MSCI All Country World Index (Net) returned 31.00% and the Bloomberg 1-3 Year Treasury Bond Index returned 3.13%.

What contributed to performance?

Positive contributions to the Fund’s performance over the period were primarily driven by relative value positioning in equities, most notably long exposure to U.S. equities versus short European equity exposure as sentiment rebounded after U.S. tariffs announced in early April 2025 were scaled back or delayed. In addition, long Asia exposures, specifically to Japan, Korea and Thailand, versus short European exposure has proved additive in 2026. Directional long exposure to Japanese equities also added to performance as Japan outperformed global peers.

Within fixed income, relative value positioning, including long Australia and Korea exposure against short U.K. and Germany positions, contributed in early 2026. Finally, directional shorts in longer maturity global fixed income markets have benefited from the yield curve’s steepening since December of 2025.

The Fund held an allocation to cash as collateral for derivative positions and as a means of earning a modest yield. The cash position contributed to absolute performance. The Fund's cash position had no material impact on performance.

The management team uses derivatives, including equity index and sovereign bond futures, total return swaps, interest rate swaps, and currency forward contracts, as an efficient means to take active views on interest rates, equity indices, and currencies. These exposures will make up a significant portion of the Fund's net asset value given the Fund’s investment approach of trading interest rates, equity indices, and currencies across global markets. The use of derivatives instead of physical instruments had a minimal impact on results.

What detracted from performance?

Currency positioning detracted from performance over the period, driven by long exposure to the Japanese yen versus a short U.S. dollar position as the dollar strengthened relative to the yen despite Japan’s more hawkish monetary policy and positive market environment.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: May 1, 2016 through April 30, 2026

Initial Investment of $10,000

Table Summary
	Service Shares	MSCI All Country World Index (Net)	Bloomberg 1-3 Year Treasury Bond Index	ICE BofA 3-Month U.S. Treasury Bill Index	25% MSCI ACWI Index (Net)/75% Bloomberg 1-3 Year Treasury Bond Index
Apr 16	$10,000	$10,000	$10,000	$10,000	$10,000
May 16	$10,053	$10,013	$9,989	$10,001	$9,995
Jun 16	$9,910	$9,952	$10,049	$10,005	$10,025
Jul 16	$9,963	$10,381	$10,044	$10,007	$10,129
Aug 16	$10,000	$10,416	$10,027	$10,009	$10,124
Sep 16	$10,000	$10,480	$10,038	$10,014	$10,149
Oct 16	$10,045	$10,302	$10,031	$10,017	$10,100
Nov 16	$10,240	$10,380	$9,990	$10,018	$10,088
Dec 16	$10,202	$10,604	$9,992	$10,023	$10,145
Jan 17	$10,346	$10,894	$10,005	$10,027	$10,224
Feb 17	$10,187	$11,200	$10,015	$10,031	$10,303
Mar 17	$10,217	$11,337	$10,020	$10,033	$10,338
Apr 17	$10,179	$11,514	$10,034	$10,040	$10,390
May 17	$10,560	$11,768	$10,047	$10,045	$10,457
Jun 17	$10,423	$11,821	$10,039	$10,053	$10,462
Jul 17	$10,461	$12,152	$10,060	$10,062	$10,552
Aug 17	$10,529	$12,198	$10,080	$10,071	$10,578
Sep 17	$10,704	$12,434	$10,063	$10,080	$10,616
Oct 17	$10,948	$12,692	$10,056	$10,089	$10,665
Nov 17	$10,917	$12,938	$10,034	$10,097	$10,700
Dec 17	$10,996	$13,146	$10,035	$10,108	$10,743
Jan 18	$11,104	$13,888	$10,004	$10,121	$10,870
Feb 18	$11,227	$13,305	$9,999	$10,130	$10,752
Mar 18	$11,357	$13,020	$10,019	$10,144	$10,711
Apr 18	$11,457	$13,144	$10,002	$10,158	$10,722
May 18	$11,587	$13,161	$10,039	$10,173	$10,755
Jun 18	$11,549	$13,089	$10,040	$10,190	$10,742
Jul 18	$11,641	$13,484	$10,039	$10,206	$10,821
Aug 18	$11,495	$13,590	$10,072	$10,225	$10,869
Sep 18	$11,764	$13,649	$10,059	$10,240	$10,871
Oct 18	$11,649	$12,626	$10,074	$10,258	$10,679
Nov 18	$11,610	$12,811	$10,110	$10,279	$10,747
Dec 18	$11,476	$11,909	$10,191	$10,298	$10,623
Jan 19	$11,737	$12,849	$10,219	$10,318	$10,854
Feb 19	$11,619	$13,193	$10,229	$10,337	$10,934
Mar 19	$11,636	$13,359	$10,292	$10,360	$11,020
Apr 19	$11,602	$13,810	$10,313	$10,379	$11,130
May 19	$11,391	$12,990	$10,389	$10,403	$11,026
Jun 19	$11,501	$13,841	$10,443	$10,426	$11,250
Jul 19	$11,476	$13,882	$10,431	$10,445	$11,248
Aug 19	$11,256	$13,552	$10,516	$10,466	$11,250
Sep 19	$11,442	$13,837	$10,504	$10,485	$11,300
Oct 19	$11,661	$14,216	$10,539	$10,505	$11,405
Nov 19	$11,695	$14,563	$10,535	$10,518	$11,471
Dec 19	$11,647	$15,076	$10,558	$10,533	$11,591
Jan 20	$11,777	$14,910	$10,616	$10,547	$11,607
Feb 20	$11,656	$13,705	$10,711	$10,562	$11,451
Mar 20	$11,621	$11,855	$10,849	$10,593	$11,175
Apr 20	$11,751	$13,125	$10,863	$10,594	$11,485
May 20	$12,011	$13,696	$10,872	$10,594	$11,617
Jun 20	$11,985	$14,133	$10,876	$10,596	$11,712
Jul 20	$11,994	$14,881	$10,886	$10,598	$11,875
Aug 20	$12,020	$15,792	$10,884	$10,599	$12,055
Sep 20	$11,916	$15,283	$10,886	$10,600	$11,960
Oct 20	$12,011	$14,911	$10,882	$10,601	$11,884
Nov 20	$12,376	$16,749	$10,886	$10,602	$12,253
Dec 20	$12,413	$17,527	$10,891	$10,603	$12,400
Jan 21	$12,324	$17,447	$10,894	$10,604	$12,389
Feb 21	$12,084	$17,851	$10,888	$10,605	$12,456
Mar 21	$12,253	$18,328	$10,886	$10,606	$12,536
Apr 21	$12,431	$19,129	$10,890	$10,606	$12,677
May 21	$12,547	$19,427	$10,900	$10,606	$12,735
Jun 21	$12,386	$19,683	$10,881	$10,606	$12,761
Jul 21	$12,280	$19,819	$10,900	$10,606	$12,799
Aug 21	$12,378	$20,315	$10,899	$10,607	$12,879
Sep 21	$12,627	$19,475	$10,888	$10,607	$12,736
Oct 21	$12,048	$20,470	$10,853	$10,607	$12,868
Nov 21	$12,146	$19,977	$10,848	$10,608	$12,786
Dec 21	$12,440	$20,776	$10,826	$10,608	$12,894
Jan 22	$12,413	$19,755	$10,749	$10,608	$12,667
Feb 22	$12,164	$19,245	$10,705	$10,610	$12,546
Mar 22	$12,262	$19,662	$10,554	$10,613	$12,481
Apr 22	$12,404	$18,088	$10,504	$10,614	$12,187
May 22	$12,404	$18,109	$10,566	$10,622	$12,245
Jun 22	$12,173	$16,583	$10,499	$10,625	$11,929
Jul 22	$12,093	$17,741	$10,544	$10,630	$12,175
Aug 22	$12,422	$17,088	$10,460	$10,648	$11,990
Sep 22	$12,440	$15,452	$10,337	$10,674	$11,597
Oct 22	$12,636	$16,384	$10,327	$10,691	$11,764
Nov 22	$12,796	$17,655	$10,394	$10,726	$12,050
Dec 22	$13,167	$16,960	$10,413	$10,764	$11,947
Jan 23	$12,964	$18,176	$10,489	$10,798	$12,227
Feb 23	$13,093	$17,655	$10,408	$10,833	$12,069
Mar 23	$12,974	$18,200	$10,578	$10,880	$12,310
Apr 23	$13,139	$18,461	$10,607	$10,914	$12,379
May 23	$13,185	$18,263	$10,569	$10,957	$12,313
Jun 23	$13,443	$19,324	$10,515	$11,007	$12,444
Jul 23	$13,569	$20,031	$10,551	$11,051	$12,590
Aug 23	$13,588	$19,471	$10,592	$11,101	$12,539
Sep 23	$13,820	$18,666	$10,589	$11,152	$12,406
Oct 23	$13,733	$18,105	$10,625	$11,201	$12,345
Nov 23	$13,801	$19,776	$10,735	$11,252	$12,726
Dec 23	$13,523	$20,726	$10,860	$11,304	$12,989
Jan 24	$13,955	$20,847	$10,899	$11,353	$13,043
Feb 24	$14,274	$21,742	$10,852	$11,399	$13,141
Mar 24	$14,469	$22,425	$10,890	$11,450	$13,279
Apr 24	$14,438	$21,685	$10,849	$11,499	$13,132
May 24	$14,489	$22,566	$10,925	$11,555	$13,334
Jun 24	$14,520	$23,068	$10,989	$11,602	$13,467
Jul 24	$14,284	$23,440	$11,117	$11,654	$13,639
Aug 24	$14,448	$24,035	$11,217	$11,709	$13,818
Sep 24	$14,417	$24,594	$11,308	$11,760	$13,982
Oct 24	$14,623	$24,042	$11,239	$11,805	$13,840
Nov 24	$15,127	$24,941	$11,272	$11,850	$13,999
Dec 24	$15,065	$24,351	$11,297	$11,898	$13,940
Jan 25	$15,271	$25,168	$11,346	$11,942	$14,103
Feb 25	$15,292	$25,016	$11,426	$11,980	$14,156
Mar 25	$15,148	$24,028	$11,480	$12,020	$14,066
Apr 25	$15,096	$24,252	$11,574	$12,061	$14,185
May 25	$15,466	$25,646	$11,547	$12,105	$14,364
Jun 25	$15,631	$26,798	$11,617	$12,145	$14,591
Jul 25	$15,816	$27,161	$11,610	$12,186	$14,634
Aug 25	$16,207	$27,832	$11,712	$12,234	$14,820
Sep 25	$16,197	$28,840	$11,747	$12,275	$14,988
Oct 25	$15,909	$29,486	$11,787	$12,318	$15,110
Nov 25	$15,826	$29,482	$11,842	$12,352	$15,162
Dec 25	$16,001	$29,790	$11,881	$12,395	$15,239
Jan 26	$16,104	$30,673	$11,903	$12,430	$15,374
Feb 26	$16,217	$31,067	$11,968	$12,464	$15,486
Mar 26	$16,546	$28,836	$11,913	$12,500	$15,154
Apr 26	$17,276	$31,770	$11,936	$12,537	$15,562

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Service Shares ...
	14.44%	6.80%	5.62%
MSCI All Country World Index (Net)...
	31.00	10.68	12.25
Bloomberg 1-3 Year Treasury Bond Index...
	3.13	1.85	1.79
ICE BofA 3-Month U.S. Treasury Bill Index...
	3.95	3.40	2.29
25% MSCI ACWI Index (Net)/75% Bloomberg 1-3 Year Treasury Bond Index...
	9.71	4.19	4.52

Key Fund statistics

Table Summary
Net Assets...
$5,097,930,654
Number of Portfolio Holdings...
1,105
Net Investment Advisory Fees...
$18,526,183
Portfolio Turnover Rate...
83%

Average annual total returns reflect reductions for service fees.

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 3-Month U.S. Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2026)

Ten largest holdings

Portfolio composition

Table Summary
SecurityFootnote Reference(a)	Percent of Net Assets
NVIDIA Corp...
4.1%
Apple, Inc...
3.4
Microsoft Corp...
2.5
Amazon.com, Inc...
2.3
Alphabet, Inc., Class A...
1.9
Broadcom, Inc...
1.7
Alphabet, Inc., Class C...
1.6
Meta Platforms, Inc., Class A...
1.1
JPMorgan Chase & Co...
0.8
Eli Lilly & Co...
0.7
Table Summary
Asset Type	Percent of Net Assets
Common Stocks...
67.8%
Preferred Securities...
0.0Footnote Reference(b)
Rights...
0.0Footnote Reference(b)
Asset-Backed Securities...
-
Other Interests...
-
Short-Term Securities...
14.3
Other Assets Less Liabilities...
17.9
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	Rounds to less than 0.1%.

Material Fund Changes

This is a summary of changes to the Fund since April 30, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after April 30, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

On April 22, 2026, the Fund’s Board approved certain changes to the Fund’s principal investment strategies and principal risks related to the Fund's exposure to commodity markets and the formation of a wholly owned Cayman Islands subsidiary, "BlackRock Cayman Tactical Opportunities Fund, Ltd.," that invests in certain commodity-related instruments.

Effective April 30, 2026, BlackRock International Limited ("BIL") became a sub-adviser to the Fund, pursuant to a sub-advisory agreement between BIL and BlackRock Advisors, LLC.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, ICE Data Indices, LLC, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Tactical Opportunities Fund

Service Shares | PCBSX

Annual Shareholder Report — April 30, 2026

PCBSX-04/26-AR

BlackRock Tactical Opportunities Fund

Investor A Shares | PCBAX

Annual Shareholder Report — April 30, 2026

This annual shareholder report contains important information about BlackRock Tactical Opportunities Fund (the “Fund”) for the period of May 1, 2025 to April 30, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$107	0.99%

How did the Fund perform last year?

  For the reporting period ended April 30, 2026, the Fund's Investor A Shares returned 14.33%.

  For the same period, the Fund’s benchmark, the MSCI All Country World Index (Net) returned 31.00% and the Bloomberg 1-3 Year Treasury Bond Index returned 3.13%.

What contributed to performance?

Positive contributions to the Fund’s performance over the period were primarily driven by relative value positioning in equities, most notably long exposure to U.S. equities versus short European equity exposure as sentiment rebounded after U.S. tariffs announced in early April 2025 were scaled back or delayed. In addition, long Asia exposures, specifically to Japan, Korea and Thailand, versus short European exposure has proved additive in 2026. Directional long exposure to Japanese equities also added to performance as Japan outperformed global peers.

Within fixed income, relative value positioning, including long Australia and Korea exposure against short U.K. and Germany positions, contributed in early 2026. Finally, directional shorts in longer maturity global fixed income markets have benefited from the yield curve’s steepening since December of 2025.

The Fund held an allocation to cash as collateral for derivative positions and as a means of earning a modest yield. The cash position contributed to absolute performance. The Fund's cash position had no material impact on performance.

The management team uses derivatives, including equity index and sovereign bond futures, total return swaps, interest rate swaps, and currency forward contracts, as an efficient means to take active views on interest rates, equity indices, and currencies. These exposures will make up a significant portion of the Fund's net asset value given the Fund’s investment approach of trading interest rates, equity indices, and currencies across global markets. The use of derivatives instead of physical instruments had a minimal impact on results.

What detracted from performance?

Currency positioning detracted from performance over the period, driven by long exposure to the Japanese yen versus a short U.S. dollar position as the dollar strengthened relative to the yen despite Japan’s more hawkish monetary policy and positive market environment.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: May 1, 2016 through April 30, 2026

Initial Investment of $10,000

Table Summary
	Investor A Shares	MSCI All Country World Index (Net)	Bloomberg 1-3 Year Treasury Bond Index	ICE BofA 3-Month U.S. Treasury Bill Index	25% MSCI ACWI Index (Net)/75% Bloomberg 1-3 Year Treasury Bond Index
Apr 16	$9,475	$10,000	$10,000	$10,000	$10,000
May 16	$9,518	$10,013	$9,989	$10,001	$9,995
Jun 16	$9,390	$9,952	$10,049	$10,005	$10,025
Jul 16	$9,439	$10,381	$10,044	$10,007	$10,129
Aug 16	$9,475	$10,416	$10,027	$10,009	$10,124
Sep 16	$9,468	$10,480	$10,038	$10,014	$10,149
Oct 16	$9,511	$10,302	$10,031	$10,017	$10,100
Nov 16	$9,695	$10,380	$9,990	$10,018	$10,088
Dec 16	$9,659	$10,604	$9,992	$10,023	$10,145
Jan 17	$9,796	$10,894	$10,005	$10,027	$10,224
Feb 17	$9,652	$11,200	$10,015	$10,031	$10,303
Mar 17	$9,674	$11,337	$10,020	$10,033	$10,338
Apr 17	$9,638	$11,514	$10,034	$10,040	$10,390
May 17	$9,998	$11,768	$10,047	$10,045	$10,457
Jun 17	$9,868	$11,821	$10,039	$10,053	$10,462
Jul 17	$9,904	$12,152	$10,060	$10,062	$10,552
Aug 17	$9,969	$12,198	$10,080	$10,071	$10,578
Sep 17	$10,135	$12,434	$10,063	$10,080	$10,616
Oct 17	$10,366	$12,692	$10,056	$10,089	$10,665
Nov 17	$10,337	$12,938	$10,034	$10,097	$10,700
Dec 17	$10,404	$13,146	$10,035	$10,108	$10,743
Jan 18	$10,506	$13,888	$10,004	$10,121	$10,870
Feb 18	$10,622	$13,305	$9,999	$10,130	$10,752
Mar 18	$10,738	$13,020	$10,019	$10,144	$10,711
Apr 18	$10,833	$13,144	$10,002	$10,158	$10,722
May 18	$10,956	$13,161	$10,039	$10,173	$10,755
Jun 18	$10,920	$13,089	$10,040	$10,190	$10,742
Jul 18	$11,007	$13,484	$10,039	$10,206	$10,821
Aug 18	$10,869	$13,590	$10,072	$10,225	$10,869
Sep 18	$11,123	$13,649	$10,059	$10,240	$10,871
Oct 18	$11,014	$12,626	$10,074	$10,258	$10,679
Nov 18	$10,978	$12,811	$10,110	$10,279	$10,747
Dec 18	$10,855	$11,909	$10,191	$10,298	$10,623
Jan 19	$11,103	$12,849	$10,219	$10,318	$10,854
Feb 19	$10,991	$13,193	$10,229	$10,337	$10,934
Mar 19	$11,007	$13,359	$10,292	$10,360	$11,020
Apr 19	$10,967	$13,810	$10,313	$10,379	$11,130
May 19	$10,768	$12,990	$10,389	$10,403	$11,026
Jun 19	$10,871	$13,841	$10,443	$10,426	$11,250
Jul 19	$10,847	$13,882	$10,431	$10,445	$11,248
Aug 19	$10,648	$13,552	$10,516	$10,466	$11,250
Sep 19	$10,815	$13,837	$10,504	$10,485	$11,300
Oct 19	$11,023	$14,216	$10,539	$10,505	$11,405
Nov 19	$11,055	$14,563	$10,535	$10,518	$11,471
Dec 19	$11,009	$15,076	$10,558	$10,533	$11,591
Jan 20	$11,133	$14,910	$10,616	$10,547	$11,607
Feb 20	$11,017	$13,705	$10,711	$10,562	$11,451
Mar 20	$10,984	$11,855	$10,849	$10,593	$11,175
Apr 20	$11,108	$13,125	$10,863	$10,594	$11,485
May 20	$11,355	$13,696	$10,872	$10,594	$11,617
Jun 20	$11,322	$14,133	$10,876	$10,596	$11,712
Jul 20	$11,330	$14,881	$10,886	$10,598	$11,875
Aug 20	$11,355	$15,792	$10,884	$10,599	$12,055
Sep 20	$11,256	$15,283	$10,886	$10,600	$11,960
Oct 20	$11,355	$14,911	$10,882	$10,601	$11,884
Nov 20	$11,692	$16,749	$10,886	$10,602	$12,253
Dec 20	$11,724	$17,527	$10,891	$10,603	$12,400
Jan 21	$11,648	$17,447	$10,894	$10,604	$12,389
Feb 21	$11,420	$17,851	$10,888	$10,605	$12,456
Mar 21	$11,580	$18,328	$10,886	$10,606	$12,536
Apr 21	$11,749	$19,129	$10,890	$10,606	$12,677
May 21	$11,859	$19,427	$10,900	$10,606	$12,735
Jun 21	$11,707	$19,683	$10,881	$10,606	$12,761
Jul 21	$11,606	$19,819	$10,900	$10,606	$12,799
Aug 21	$11,698	$20,315	$10,899	$10,607	$12,879
Sep 21	$11,935	$19,475	$10,888	$10,607	$12,736
Oct 21	$11,386	$20,470	$10,853	$10,607	$12,868
Nov 21	$11,479	$19,977	$10,848	$10,608	$12,786
Dec 21	$11,757	$20,776	$10,826	$10,608	$12,894
Jan 22	$11,732	$19,755	$10,749	$10,608	$12,667
Feb 22	$11,496	$19,245	$10,705	$10,610	$12,546
Mar 22	$11,589	$19,662	$10,554	$10,613	$12,481
Apr 22	$11,724	$18,088	$10,504	$10,614	$12,187
May 22	$11,724	$18,109	$10,566	$10,622	$12,245
Jun 22	$11,496	$16,583	$10,499	$10,625	$11,929
Jul 22	$11,429	$17,741	$10,544	$10,630	$12,175
Aug 22	$11,741	$17,088	$10,460	$10,648	$11,990
Sep 22	$11,757	$15,452	$10,337	$10,674	$11,597
Oct 22	$11,943	$16,384	$10,327	$10,691	$11,764
Nov 22	$12,086	$17,655	$10,394	$10,726	$12,050
Dec 22	$12,437	$16,960	$10,413	$10,764	$11,947
Jan 23	$12,254	$18,176	$10,489	$10,798	$12,227
Feb 23	$12,367	$17,655	$10,408	$10,833	$12,069
Mar 23	$12,254	$18,200	$10,578	$10,880	$12,310
Apr 23	$12,411	$18,461	$10,607	$10,914	$12,379
May 23	$12,454	$18,263	$10,569	$10,957	$12,313
Jun 23	$12,698	$19,324	$10,515	$11,007	$12,444
Jul 23	$12,822	$20,031	$10,551	$11,051	$12,590
Aug 23	$12,831	$19,471	$10,592	$11,101	$12,539
Sep 23	$13,060	$18,666	$10,589	$11,152	$12,406
Oct 23	$12,978	$18,105	$10,625	$11,201	$12,345
Nov 23	$13,032	$19,776	$10,735	$11,252	$12,726
Dec 23	$12,775	$20,726	$10,860	$11,304	$12,989
Jan 24	$13,184	$20,847	$10,899	$11,353	$13,043
Feb 24	$13,486	$21,742	$10,852	$11,399	$13,141
Mar 24	$13,671	$22,425	$10,890	$11,450	$13,279
Apr 24	$13,632	$21,685	$10,849	$11,499	$13,132
May 24	$13,690	$22,566	$10,925	$11,555	$13,334
Jun 24	$13,709	$23,068	$10,989	$11,602	$13,467
Jul 24	$13,495	$23,440	$11,117	$11,654	$13,639
Aug 24	$13,641	$24,035	$11,217	$11,709	$13,818
Sep 24	$13,612	$24,594	$11,308	$11,760	$13,982
Oct 24	$13,807	$24,042	$11,239	$11,805	$13,840
Nov 24	$14,294	$24,941	$11,272	$11,850	$13,999
Dec 24	$14,235	$24,351	$11,297	$11,898	$13,940
Jan 25	$14,420	$25,168	$11,346	$11,942	$14,103
Feb 25	$14,440	$25,016	$11,426	$11,980	$14,156
Mar 25	$14,313	$24,028	$11,480	$12,020	$14,066
Apr 25	$14,264	$24,252	$11,574	$12,061	$14,185
May 25	$14,605	$25,646	$11,547	$12,105	$14,364
Jun 25	$14,771	$26,798	$11,617	$12,145	$14,591
Jul 25	$14,936	$27,161	$11,610	$12,186	$14,634
Aug 25	$15,306	$27,832	$11,712	$12,234	$14,820
Sep 25	$15,297	$28,840	$11,747	$12,275	$14,988
Oct 25	$15,024	$29,486	$11,787	$12,318	$15,110
Nov 25	$14,946	$29,482	$11,842	$12,352	$15,162
Dec 25	$15,112	$29,790	$11,881	$12,395	$15,239
Jan 26	$15,209	$30,673	$11,903	$12,430	$15,374
Feb 26	$15,316	$31,067	$11,968	$12,464	$15,486
Mar 26	$15,628	$28,836	$11,913	$12,500	$15,154
Apr 26	$16,309	$31,770	$11,936	$12,537	$15,562

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Investor A Shares ...
	14.33%	6.78%	5.58%
Investor A Shares (with sales charge)...
	8.33	5.63	5.01
MSCI All Country World Index (Net)...
	31.00	10.68	12.25
Bloomberg 1-3 Year Treasury Bond Index...
	3.13	1.85	1.79
ICE BofA 3-Month U.S. Treasury Bill Index...
	3.95	3.40	2.29
25% MSCI ACWI Index (Net)/75% Bloomberg 1-3 Year Treasury Bond Index...
	9.71	4.19	4.52

Key Fund statistics

Table Summary
Net Assets...
$5,097,930,654
Number of Portfolio Holdings...
1,105
Net Investment Advisory Fees...
$18,526,183
Portfolio Turnover Rate...
83%

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 3-Month U.S. Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2026)

Ten largest holdings

Portfolio composition

Table Summary
SecurityFootnote Reference(a)	Percent of Net Assets
NVIDIA Corp...
4.1%
Apple, Inc...
3.4
Microsoft Corp...
2.5
Amazon.com, Inc...
2.3
Alphabet, Inc., Class A...
1.9
Broadcom, Inc...
1.7
Alphabet, Inc., Class C...
1.6
Meta Platforms, Inc., Class A...
1.1
JPMorgan Chase & Co...
0.8
Eli Lilly & Co...
0.7
Table Summary
Asset Type	Percent of Net Assets
Common Stocks...
67.8%
Preferred Securities...
0.0Footnote Reference(b)
Rights...
0.0Footnote Reference(b)
Asset-Backed Securities...
-
Other Interests...
-
Short-Term Securities...
14.3
Other Assets Less Liabilities...
17.9
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	Rounds to less than 0.1%.

Material Fund Changes

This is a summary of changes to the Fund since April 30, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after April 30, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

On April 22, 2026, the Fund’s Board approved certain changes to the Fund’s principal investment strategies and principal risks related to the Fund's exposure to commodity markets and the formation of a wholly owned Cayman Islands subsidiary, "BlackRock Cayman Tactical Opportunities Fund, Ltd.," that invests in certain commodity-related instruments.

Effective April 30, 2026, BlackRock International Limited ("BIL") became a sub-adviser to the Fund, pursuant to a sub-advisory agreement between BIL and BlackRock Advisors, LLC.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, ICE Data Indices, LLC, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Tactical Opportunities Fund

Investor A Shares | PCBAX

Annual Shareholder Report — April 30, 2026

PCBAX-04/26-AR

BlackRock Tactical Opportunities Fund

Investor C Shares | BRBCX

Annual Shareholder Report — April 30, 2026

This annual shareholder report contains important information about BlackRock Tactical Opportunities Fund (the “Fund”) for the period of May 1, 2025 to April 30, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$183	1.71%

How did the Fund perform last year?

  For the reporting period ended April 30, 2026, the Fund's Investor C Shares returned 13.59%.

  For the same period, the Fund’s benchmark, the MSCI All Country World Index (Net) returned 31.00% and the Bloomberg 1-3 Year Treasury Bond Index returned 3.13%.

What contributed to performance?

Positive contributions to the Fund’s performance over the period were primarily driven by relative value positioning in equities, most notably long exposure to U.S. equities versus short European equity exposure as sentiment rebounded after U.S. tariffs announced in early April 2025 were scaled back or delayed. In addition, long Asia exposures, specifically to Japan, Korea and Thailand, versus short European exposure has proved additive in 2026. Directional long exposure to Japanese equities also added to performance as Japan outperformed global peers.

Within fixed income, relative value positioning, including long Australia and Korea exposure against short U.K. and Germany positions, contributed in early 2026. Finally, directional shorts in longer maturity global fixed income markets have benefited from the yield curve’s steepening since December of 2025.

The Fund held an allocation to cash as collateral for derivative positions and as a means of earning a modest yield. The cash position contributed to absolute performance. The Fund's cash position had no material impact on performance.

The management team uses derivatives, including equity index and sovereign bond futures, total return swaps, interest rate swaps, and currency forward contracts, as an efficient means to take active views on interest rates, equity indices, and currencies. These exposures will make up a significant portion of the Fund's net asset value given the Fund’s investment approach of trading interest rates, equity indices, and currencies across global markets. The use of derivatives instead of physical instruments had a minimal impact on results.

What detracted from performance?

Currency positioning detracted from performance over the period, driven by long exposure to the Japanese yen versus a short U.S. dollar position as the dollar strengthened relative to the yen despite Japan’s more hawkish monetary policy and positive market environment.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: May 1, 2016 through April 30, 2026

Initial Investment of $10,000

Table Summary
	Investor C Shares	MSCI All Country World Index (Net)	Bloomberg 1-3 Year Treasury Bond Index	ICE BofA 3-Month U.S. Treasury Bill Index	25% MSCI ACWI Index (Net)/75% Bloomberg 1-3 Year Treasury Bond Index
Apr 16	$10,000	$10,000	$10,000	$10,000	$10,000
May 16	$10,038	$10,013	$9,989	$10,001	$9,995
Jun 16	$9,892	$9,952	$10,049	$10,005	$10,025
Jul 16	$9,946	$10,381	$10,044	$10,007	$10,129
Aug 16	$9,977	$10,416	$10,027	$10,009	$10,124
Sep 16	$9,969	$10,480	$10,038	$10,014	$10,149
Oct 16	$10,000	$10,302	$10,031	$10,017	$10,100
Nov 16	$10,192	$10,380	$9,990	$10,018	$10,088
Dec 16	$10,148	$10,604	$9,992	$10,023	$10,145
Jan 17	$10,287	$10,894	$10,005	$10,027	$10,224
Feb 17	$10,125	$11,200	$10,015	$10,031	$10,303
Mar 17	$10,148	$11,337	$10,020	$10,033	$10,338
Apr 17	$10,101	$11,514	$10,034	$10,040	$10,390
May 17	$10,473	$11,768	$10,047	$10,045	$10,457
Jun 17	$10,334	$11,821	$10,039	$10,053	$10,462
Jul 17	$10,365	$12,152	$10,060	$10,062	$10,552
Aug 17	$10,427	$12,198	$10,080	$10,071	$10,578
Sep 17	$10,589	$12,434	$10,063	$10,080	$10,616
Oct 17	$10,830	$12,692	$10,056	$10,089	$10,665
Nov 17	$10,791	$12,938	$10,034	$10,097	$10,700
Dec 17	$10,852	$13,146	$10,035	$10,108	$10,743
Jan 18	$10,953	$13,888	$10,004	$10,121	$10,870
Feb 18	$11,062	$13,305	$9,999	$10,130	$10,752
Mar 18	$11,187	$13,020	$10,019	$10,144	$10,711
Apr 18	$11,273	$13,144	$10,002	$10,158	$10,722
May 18	$11,390	$13,161	$10,039	$10,173	$10,755
Jun 18	$11,358	$13,089	$10,040	$10,190	$10,742
Jul 18	$11,436	$13,484	$10,039	$10,206	$10,821
Aug 18	$11,288	$13,590	$10,072	$10,225	$10,869
Sep 18	$11,546	$13,649	$10,059	$10,240	$10,871
Oct 18	$11,429	$12,626	$10,074	$10,258	$10,679
Nov 18	$11,382	$12,811	$10,110	$10,279	$10,747
Dec 18	$11,249	$11,909	$10,191	$10,298	$10,623
Jan 19	$11,495	$12,849	$10,219	$10,318	$10,854
Feb 19	$11,368	$13,193	$10,229	$10,337	$10,934
Mar 19	$11,385	$13,359	$10,292	$10,360	$11,020
Apr 19	$11,342	$13,810	$10,313	$10,379	$11,130
May 19	$11,122	$12,990	$10,389	$10,403	$11,026
Jun 19	$11,224	$13,841	$10,443	$10,426	$11,250
Jul 19	$11,190	$13,882	$10,431	$10,445	$11,248
Aug 19	$10,978	$13,552	$10,516	$10,466	$11,250
Sep 19	$11,147	$13,837	$10,504	$10,485	$11,300
Oct 19	$11,359	$14,216	$10,539	$10,505	$11,405
Nov 19	$11,385	$14,563	$10,535	$10,518	$11,471
Dec 19	$11,325	$15,076	$10,558	$10,533	$11,591
Jan 20	$11,446	$14,910	$10,616	$10,547	$11,607
Feb 20	$11,325	$13,705	$10,711	$10,562	$11,451
Mar 20	$11,281	$11,855	$10,849	$10,593	$11,175
Apr 20	$11,403	$13,125	$10,863	$10,594	$11,485
May 20	$11,646	$13,696	$10,872	$10,594	$11,617
Jun 20	$11,611	$14,133	$10,876	$10,596	$11,712
Jul 20	$11,611	$14,881	$10,886	$10,598	$11,875
Aug 20	$11,628	$15,792	$10,884	$10,599	$12,055
Sep 20	$11,516	$15,283	$10,886	$10,600	$11,960
Oct 20	$11,611	$14,911	$10,882	$10,601	$11,884
Nov 20	$11,949	$16,749	$10,886	$10,602	$12,253
Dec 20	$11,974	$17,527	$10,891	$10,603	$12,400
Jan 21	$11,886	$17,447	$10,894	$10,604	$12,389
Feb 21	$11,649	$17,851	$10,888	$10,605	$12,456
Mar 21	$11,798	$18,328	$10,886	$10,606	$12,536
Apr 21	$11,966	$19,129	$10,890	$10,606	$12,677
May 21	$12,071	$19,427	$10,900	$10,606	$12,735
Jun 21	$11,913	$19,683	$10,881	$10,606	$12,761
Jul 21	$11,798	$19,819	$10,900	$10,606	$12,799
Aug 21	$11,886	$20,315	$10,899	$10,607	$12,879
Sep 21	$12,115	$19,475	$10,888	$10,607	$12,736
Oct 21	$11,552	$20,470	$10,853	$10,607	$12,868
Nov 21	$11,640	$19,977	$10,848	$10,608	$12,786
Dec 21	$11,913	$20,776	$10,826	$10,608	$12,894
Jan 22	$11,886	$19,755	$10,749	$10,608	$12,667
Feb 22	$11,640	$19,245	$10,705	$10,610	$12,546
Mar 22	$11,719	$19,662	$10,554	$10,613	$12,481
Apr 22	$11,851	$18,088	$10,504	$10,614	$12,187
May 22	$11,851	$18,109	$10,566	$10,622	$12,245
Jun 22	$11,614	$16,583	$10,499	$10,625	$11,929
Jul 22	$11,534	$17,741	$10,544	$10,630	$12,175
Aug 22	$11,842	$17,088	$10,460	$10,648	$11,990
Sep 22	$11,851	$15,452	$10,337	$10,674	$11,597
Oct 22	$12,036	$16,384	$10,327	$10,691	$11,764
Nov 22	$12,168	$17,655	$10,394	$10,726	$12,050
Dec 22	$12,520	$16,960	$10,413	$10,764	$11,947
Jan 23	$12,321	$18,176	$10,489	$10,798	$12,227
Feb 23	$12,429	$17,655	$10,408	$10,833	$12,069
Mar 23	$12,311	$18,200	$10,578	$10,880	$12,310
Apr 23	$12,457	$18,461	$10,607	$10,914	$12,379
May 23	$12,502	$18,263	$10,569	$10,957	$12,313
Jun 23	$12,729	$19,324	$10,515	$11,007	$12,444
Jul 23	$12,846	$20,031	$10,551	$11,051	$12,590
Aug 23	$12,856	$19,471	$10,592	$11,101	$12,539
Sep 23	$13,074	$18,666	$10,589	$11,152	$12,406
Oct 23	$12,979	$18,105	$10,625	$11,201	$12,345
Nov 23	$13,036	$19,776	$10,735	$11,252	$12,726
Dec 23	$12,770	$20,726	$10,860	$11,304	$12,989
Jan 24	$13,164	$20,847	$10,899	$11,353	$13,043
Feb 24	$13,457	$21,742	$10,852	$11,399	$13,141
Mar 24	$13,639	$22,425	$10,890	$11,450	$13,279
Apr 24	$13,598	$21,685	$10,849	$11,499	$13,132
May 24	$13,656	$22,566	$10,925	$11,555	$13,334
Jun 24	$13,676	$23,068	$10,989	$11,602	$13,467
Jul 24	$13,462	$23,440	$11,117	$11,654	$13,639
Aug 24	$13,608	$24,035	$11,217	$11,709	$13,818
Sep 24	$13,579	$24,594	$11,308	$11,760	$13,982
Oct 24	$13,773	$24,042	$11,239	$11,805	$13,840
Nov 24	$14,259	$24,941	$11,272	$11,850	$13,999
Dec 24	$14,200	$24,351	$11,297	$11,898	$13,940
Jan 25	$14,385	$25,168	$11,346	$11,942	$14,103
Feb 25	$14,404	$25,016	$11,426	$11,980	$14,156
Mar 25	$14,278	$24,028	$11,480	$12,020	$14,066
Apr 25	$14,230	$24,252	$11,574	$12,061	$14,185
May 25	$14,569	$25,646	$11,547	$12,105	$14,364
Jun 25	$14,735	$26,798	$11,617	$12,145	$14,591
Jul 25	$14,900	$27,161	$11,610	$12,186	$14,634
Aug 25	$15,269	$27,832	$11,712	$12,234	$14,820
Sep 25	$15,259	$28,840	$11,747	$12,275	$14,988
Oct 25	$14,987	$29,486	$11,787	$12,318	$15,110
Nov 25	$14,909	$29,482	$11,842	$12,352	$15,162
Dec 25	$15,075	$29,790	$11,881	$12,395	$15,239
Jan 26	$15,172	$30,673	$11,903	$12,430	$15,374
Feb 26	$15,279	$31,067	$11,968	$12,464	$15,486
Mar 26	$15,589	$28,836	$11,913	$12,500	$15,154
Apr 26	$16,269	$31,770	$11,936	$12,537	$15,562

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Investor C Shares ...
	13.59%	6.02%	4.99%
Investor C Shares (with sales charge)...
	12.59	6.02	4.99
MSCI All Country World Index (Net)...
	31.00	10.68	12.25
Bloomberg 1-3 Year Treasury Bond Index...
	3.13	1.85	1.79
ICE BofA 3-Month U.S. Treasury Bill Index...
	3.95	3.40	2.29
25% MSCI ACWI Index (Net)/75% Bloomberg 1-3 Year Treasury Bond Index...
	9.71	4.19	4.52

Key Fund statistics

Table Summary
Net Assets...
$5,097,930,654
Number of Portfolio Holdings...
1,105
Net Investment Advisory Fees...
$18,526,183
Portfolio Turnover Rate...
83%

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 3-Month U.S. Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2026)

Ten largest holdings

Portfolio composition

Table Summary
SecurityFootnote Reference(a)	Percent of Net Assets
NVIDIA Corp...
4.1%
Apple, Inc...
3.4
Microsoft Corp...
2.5
Amazon.com, Inc...
2.3
Alphabet, Inc., Class A...
1.9
Broadcom, Inc...
1.7
Alphabet, Inc., Class C...
1.6
Meta Platforms, Inc., Class A...
1.1
JPMorgan Chase & Co...
0.8
Eli Lilly & Co...
0.7
Table Summary
Asset Type	Percent of Net Assets
Common Stocks...
67.8%
Preferred Securities...
0.0Footnote Reference(b)
Rights...
0.0Footnote Reference(b)
Asset-Backed Securities...
-
Other Interests...
-
Short-Term Securities...
14.3
Other Assets Less Liabilities...
17.9
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	Rounds to less than 0.1%.

Material Fund Changes

This is a summary of changes to the Fund since April 30, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after April 30, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

On April 22, 2026, the Fund’s Board approved certain changes to the Fund’s principal investment strategies and principal risks related to the Fund's exposure to commodity markets and the formation of a wholly owned Cayman Islands subsidiary, "BlackRock Cayman Tactical Opportunities Fund, Ltd.," that invests in certain commodity-related instruments.

Effective April 30, 2026, BlackRock International Limited ("BIL") became a sub-adviser to the Fund, pursuant to a sub-advisory agreement between BIL and BlackRock Advisors, LLC.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, ICE Data Indices, LLC, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Tactical Opportunities Fund

Investor C Shares | BRBCX

Annual Shareholder Report — April 30, 2026

BRBCX-04/26-AR

BlackRock Tactical Opportunities Fund

Class K Shares | PBAKX

Annual Shareholder Report — April 30, 2026

This annual shareholder report contains important information about BlackRock Tactical Opportunities Fund (the “Fund”) for the period of May 1, 2025 to April 30, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$63	0.58%

How did the Fund perform last year?

  For the reporting period ended April 30, 2026, the Fund's Class K Shares returned 14.82%.

  For the same period, the Fund’s benchmark, the MSCI All Country World Index (Net) returned 31.00% and the Bloomberg 1-3 Year Treasury Bond Index returned 3.13%.

What contributed to performance?

Positive contributions to the Fund’s performance over the period were primarily driven by relative value positioning in equities, most notably long exposure to U.S. equities versus short European equity exposure as sentiment rebounded after U.S. tariffs announced in early April 2025 were scaled back or delayed. In addition, long Asia exposures, specifically to Japan, Korea and Thailand, versus short European exposure has proved additive in 2026. Directional long exposure to Japanese equities also added to performance as Japan outperformed global peers.

Within fixed income, relative value positioning, including long Australia and Korea exposure against short U.K. and Germany positions, contributed in early 2026. Finally, directional shorts in longer maturity global fixed income markets have benefited from the yield curve’s steepening since December of 2025.

The Fund held an allocation to cash as collateral for derivative positions and as a means of earning a modest yield. The cash position contributed to absolute performance. The Fund's cash position had no material impact on performance.

The management team uses derivatives, including equity index and sovereign bond futures, total return swaps, interest rate swaps, and currency forward contracts, as an efficient means to take active views on interest rates, equity indices, and currencies. These exposures will make up a significant portion of the Fund's net asset value given the Fund’s investment approach of trading interest rates, equity indices, and currencies across global markets. The use of derivatives instead of physical instruments had a minimal impact on results.

What detracted from performance?

Currency positioning detracted from performance over the period, driven by long exposure to the Japanese yen versus a short U.S. dollar position as the dollar strengthened relative to the yen despite Japan’s more hawkish monetary policy and positive market environment.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: May 1, 2015 through April 30, 2026

Initial Investment of $10,000

Table Summary
	Class K Shares	MSCI All Country World Index (Net)	Bloomberg 1-3 Year Treasury Bond Index	ICE BofA 3-Month U.S. Treasury Bill Index	25% MSCI ACWI Index (Net)/75% Bloomberg 1-3 Year Treasury Bond Index
Apr 16	$10,000	$10,000	$10,000	$10,000	$10,000
May 16	$10,045	$10,013	$9,989	$10,001	$9,995
Jun 16	$9,910	$9,952	$10,049	$10,005	$10,025
Jul 16	$9,963	$10,381	$10,044	$10,007	$10,129
Aug 16	$10,000	$10,416	$10,027	$10,009	$10,124
Sep 16	$10,000	$10,480	$10,038	$10,014	$10,149
Oct 16	$10,045	$10,302	$10,031	$10,017	$10,100
Nov 16	$10,246	$10,380	$9,990	$10,018	$10,088
Dec 16	$10,207	$10,604	$9,992	$10,023	$10,145
Jan 17	$10,359	$10,894	$10,005	$10,027	$10,224
Feb 17	$10,207	$11,200	$10,015	$10,031	$10,303
Mar 17	$10,237	$11,337	$10,020	$10,033	$10,338
Apr 17	$10,199	$11,514	$10,034	$10,040	$10,390
May 17	$10,579	$11,768	$10,047	$10,045	$10,457
Jun 17	$10,450	$11,821	$10,039	$10,053	$10,462
Jul 17	$10,488	$12,152	$10,060	$10,062	$10,552
Aug 17	$10,564	$12,198	$10,080	$10,071	$10,578
Sep 17	$10,739	$12,434	$10,063	$10,080	$10,616
Oct 17	$10,990	$12,692	$10,056	$10,089	$10,665
Nov 17	$10,952	$12,938	$10,034	$10,097	$10,700
Dec 17	$11,027	$13,146	$10,035	$10,108	$10,743
Jan 18	$11,142	$13,888	$10,004	$10,121	$10,870
Feb 18	$11,264	$13,305	$9,999	$10,130	$10,752
Mar 18	$11,395	$13,020	$10,019	$10,144	$10,711
Apr 18	$11,494	$13,144	$10,002	$10,158	$10,722
May 18	$11,632	$13,161	$10,039	$10,173	$10,755
Jun 18	$11,602	$13,089	$10,040	$10,190	$10,742
Jul 18	$11,702	$13,484	$10,039	$10,206	$10,821
Aug 18	$11,556	$13,590	$10,072	$10,225	$10,869
Sep 18	$11,832	$13,649	$10,059	$10,240	$10,871
Oct 18	$11,725	$12,626	$10,074	$10,258	$10,679
Nov 18	$11,686	$12,811	$10,110	$10,279	$10,747
Dec 18	$11,555	$11,909	$10,191	$10,298	$10,623
Jan 19	$11,826	$12,849	$10,219	$10,318	$10,854
Feb 19	$11,707	$13,193	$10,229	$10,337	$10,934
Mar 19	$11,733	$13,359	$10,292	$10,360	$11,020
Apr 19	$11,699	$13,810	$10,313	$10,379	$11,130
May 19	$11,487	$12,990	$10,389	$10,403	$11,026
Jun 19	$11,606	$13,841	$10,443	$10,426	$11,250
Jul 19	$11,581	$13,882	$10,431	$10,445	$11,248
Aug 19	$11,369	$13,552	$10,516	$10,466	$11,250
Sep 19	$11,555	$13,837	$10,504	$10,485	$11,300
Oct 19	$11,784	$14,216	$10,539	$10,505	$11,405
Nov 19	$11,818	$14,563	$10,535	$10,518	$11,471
Dec 19	$11,771	$15,076	$10,558	$10,533	$11,591
Jan 20	$11,911	$14,910	$10,616	$10,547	$11,607
Feb 20	$11,788	$13,705	$10,711	$10,562	$11,451
Mar 20	$11,762	$11,855	$10,849	$10,593	$11,175
Apr 20	$11,894	$13,125	$10,863	$10,594	$11,485
May 20	$12,165	$13,696	$10,872	$10,594	$11,617
Jun 20	$12,139	$14,133	$10,876	$10,596	$11,712
Jul 20	$12,148	$14,881	$10,886	$10,598	$11,875
Aug 20	$12,183	$15,792	$10,884	$10,599	$12,055
Sep 20	$12,078	$15,283	$10,886	$10,600	$11,960
Oct 20	$12,183	$14,911	$10,882	$10,601	$11,884
Nov 20	$12,551	$16,749	$10,886	$10,602	$12,253
Dec 20	$12,592	$17,527	$10,891	$10,603	$12,400
Jan 21	$12,511	$17,447	$10,894	$10,604	$12,389
Feb 21	$12,267	$17,851	$10,888	$10,605	$12,456
Mar 21	$12,448	$18,328	$10,886	$10,606	$12,536
Apr 21	$12,637	$19,129	$10,890	$10,606	$12,677
May 21	$12,754	$19,427	$10,900	$10,606	$12,735
Jun 21	$12,592	$19,683	$10,881	$10,606	$12,761
Jul 21	$12,493	$19,819	$10,900	$10,606	$12,799
Aug 21	$12,592	$20,315	$10,899	$10,607	$12,879
Sep 21	$12,853	$19,475	$10,888	$10,607	$12,736
Oct 21	$12,267	$20,470	$10,853	$10,607	$12,868
Nov 21	$12,366	$19,977	$10,848	$10,608	$12,786
Dec 21	$12,673	$20,776	$10,826	$10,608	$12,894
Jan 22	$12,655	$19,755	$10,749	$10,608	$12,667
Feb 22	$12,402	$19,245	$10,705	$10,610	$12,546
Mar 22	$12,511	$19,662	$10,554	$10,613	$12,481
Apr 22	$12,664	$18,088	$10,504	$10,614	$12,187
May 22	$12,664	$18,109	$10,566	$10,622	$12,245
Jun 22	$12,430	$16,583	$10,499	$10,625	$11,929
Jul 22	$12,357	$17,741	$10,544	$10,630	$12,175
Aug 22	$12,700	$17,088	$10,460	$10,648	$11,990
Sep 22	$12,718	$15,452	$10,337	$10,674	$11,597
Oct 22	$12,925	$16,384	$10,327	$10,691	$11,764
Nov 22	$13,087	$17,655	$10,394	$10,726	$12,050
Dec 22	$13,470	$16,960	$10,413	$10,764	$11,947
Jan 23	$13,274	$18,176	$10,489	$10,798	$12,227
Feb 23	$13,404	$17,655	$10,408	$10,833	$12,069
Mar 23	$13,292	$18,200	$10,578	$10,880	$12,310
Apr 23	$13,460	$18,461	$10,607	$10,914	$12,379
May 23	$13,516	$18,263	$10,569	$10,957	$12,313
Jun 23	$13,778	$19,324	$10,515	$11,007	$12,444
Jul 23	$13,920	$20,031	$10,551	$11,051	$12,590
Aug 23	$13,940	$19,471	$10,592	$11,101	$12,539
Sep 23	$14,185	$18,666	$10,589	$11,152	$12,406
Oct 23	$14,107	$18,105	$10,625	$11,201	$12,345
Nov 23	$14,175	$19,776	$10,735	$11,252	$12,726
Dec 23	$13,899	$20,726	$10,860	$11,304	$12,989
Jan 24	$14,349	$20,847	$10,899	$11,353	$13,043
Feb 24	$14,673	$21,742	$10,852	$11,399	$13,141
Mar 24	$14,883	$22,425	$10,890	$11,450	$13,279
Apr 24	$14,851	$21,685	$10,849	$11,499	$13,132
May 24	$14,914	$22,566	$10,925	$11,555	$13,334
Jun 24	$14,945	$23,068	$10,989	$11,602	$13,467
Jul 24	$14,715	$23,440	$11,117	$11,654	$13,639
Aug 24	$14,883	$24,035	$11,217	$11,709	$13,818
Sep 24	$14,851	$24,594	$11,308	$11,760	$13,982
Oct 24	$15,071	$24,042	$11,239	$11,805	$13,840
Nov 24	$15,604	$24,941	$11,272	$11,850	$13,999
Dec 24	$15,541	$24,351	$11,297	$11,898	$13,940
Jan 25	$15,751	$25,168	$11,346	$11,942	$14,103
Feb 25	$15,782	$25,016	$11,426	$11,980	$14,156
Mar 25	$15,646	$24,028	$11,480	$12,020	$14,066
Apr 25	$15,594	$24,252	$11,574	$12,061	$14,185
May 25	$15,981	$25,646	$11,547	$12,105	$14,364
Jun 25	$16,159	$26,798	$11,617	$12,145	$14,591
Jul 25	$16,347	$27,161	$11,610	$12,186	$14,634
Aug 25	$16,765	$27,832	$11,712	$12,234	$14,820
Sep 25	$16,755	$28,840	$11,747	$12,275	$14,988
Oct 25	$16,462	$29,486	$11,787	$12,318	$15,110
Nov 25	$16,389	$29,482	$11,842	$12,352	$15,162
Dec 25	$16,577	$29,790	$11,881	$12,395	$15,239
Jan 26	$16,681	$30,673	$11,903	$12,430	$15,374
Feb 26	$16,807	$31,067	$11,968	$12,464	$15,486
Mar 26	$17,152	$28,836	$11,913	$12,500	$15,154
Apr 26	$17,905	$31,770	$11,936	$12,537	$15,562

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Class K Shares ...
	14.82%	7.22%	6.00%
MSCI All Country World Index (Net)...
	31.00	10.68	12.25
Bloomberg 1-3 Year Treasury Bond Index...
	3.13	1.85	1.79
ICE BofA 3-Month U.S. Treasury Bill Index...
	3.95	3.40	2.29
25% MSCI ACWI Index (Net)/75% Bloomberg 1-3 Year Treasury Bond Index...
	9.71	4.19	4.52

Key Fund statistics

Table Summary
Net Assets...
$5,097,930,654
Number of Portfolio Holdings...
1,105
Net Investment Advisory Fees...
$18,526,183
Portfolio Turnover Rate...
83%

Performance shown prior to the Class K Shares inception date of August 1, 2016 is that of Investor A Shares. The performance of Class K Shares would be substantially similar to Investor A Shares because Class K Shares and Investor A Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Investor A Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Investor A Shares because Class K Shares have lower expenses than the Investor A Shares.

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 3-Month U.S. Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2026)

Ten largest holdings

Portfolio composition

Table Summary
SecurityFootnote Reference(a)	Percent of Net Assets
NVIDIA Corp...
4.1%
Apple, Inc...
3.4
Microsoft Corp...
2.5
Amazon.com, Inc...
2.3
Alphabet, Inc., Class A...
1.9
Broadcom, Inc...
1.7
Alphabet, Inc., Class C...
1.6
Meta Platforms, Inc., Class A...
1.1
JPMorgan Chase & Co...
0.8
Eli Lilly & Co...
0.7
Table Summary
Asset Type	Percent of Net Assets
Common Stocks...
67.8%
Preferred Securities...
0.0Footnote Reference(b)
Rights...
0.0Footnote Reference(b)
Asset-Backed Securities...
-
Other Interests...
-
Short-Term Securities...
14.3
Other Assets Less Liabilities...
17.9
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	Rounds to less than 0.1%.

Material Fund Changes

This is a summary of changes to the Fund since April 30, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after April 30, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

On April 22, 2026, the Fund’s Board approved certain changes to the Fund’s principal investment strategies and principal risks related to the Fund's exposure to commodity markets and the formation of a wholly owned Cayman Islands subsidiary, "BlackRock Cayman Tactical Opportunities Fund, Ltd.," that invests in certain commodity-related instruments.

Effective April 30, 2026, BlackRock International Limited ("BIL") became a sub-adviser to the Fund, pursuant to a sub-advisory agreement between BIL and BlackRock Advisors, LLC.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, ICE Data Indices, LLC, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Tactical Opportunities Fund

Class K Shares | PBAKX

Annual Shareholder Report — April 30, 2026

PBAKX-04/26-AR

(b) Not Applicable

Item 2 – Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes.  During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.

Item 3 – Audit Committee Financial Expert – The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Neil A. Cotty
Henry R. Keizer
Kenneth L. Urish
Claire A. Walton

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert.  The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification.  The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.

Item 4 – Principal Accountant Fees and Services –
The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:
	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Emerging Markets ex-China Fund	$35,329	$35,158	$0	$0	$16,300	$16,300	$596	$0
BlackRock Sustainable Aware Advantage Emerging Markets Equity Fund	$31,518	$31,365	$0	$0	$16,300	$16,300	$596	$407
BlackRock Sustainable Aware Advantage International Equity Fund	$31,518	$31,365	$0	$0	$16,300	$16,300	$596	$407
BlackRock Tactical Opportunities Fund	$57,783	$57,503	$0	$0	$29,000	$29,000	$596	$407

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,277,000	$2,149,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.
2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.
3 Non-audit fees of $2,277,000 and $2,149,000 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored and advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription. These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

               (e)(1) Audit Committee Pre-Approval Policies and Procedures:

          The Committee has adopted policies and procedures with regard to the pre-approval of services.  Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee.  The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant.  Certain of these non-audit services that the Committee believes are (a) consistent with the Securities and Exchange Commission’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”).  The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period.  Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project.  For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

                        Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services).  The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.  At this meeting, an analysis of such services is presented to the Committee for ratification.  The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2)  None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Emerging Markets ex-China Fund	$16,896	$16,300
BlackRock Sustainable Aware Advantage Emerging Markets Equity Fund	$16,896	$16,707
BlackRock Sustainable Aware Advantage International Equity Fund	$16,896	$16,707
BlackRock Tactical Opportunities Fund	$29,596	$29,407

              Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored and advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:
Current Fiscal Year End	Previous Fiscal Year End
$2,277,000	$2,149,000
              These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.
              (h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

               (i) – Not Applicable
               (j) – Not Applicable

Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies
(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.
April 30, 2026
Not FDIC Insured - May Lose Value - No Bank Guarantee
2026 Annual Financial
Statements and Additional
Information
BlackRock Funds
SM
BlackRock Emerging Markets ex-China Fund
BlackRock Sustainable Aware Advantage Emerging Markets Equity Fund
BlackRock Sustainable Aware Advantage International Equity Fund
BlackRock Tactical Opportunities Fund

Table of Contents
Page

Derivative Financial Instruments

Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2026
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
April 30, 2026
BlackRock Emerging Markets ex-China Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Brazil — 5.4%
Cyrela Brazil Realty SA
Empreendimentos e Participacoes 38,680 $ 182,706
ERO Copper Corp.
(a)
........... 6,821 176,306
Ez Tec Empreendimentos e
Participacoes S/A ........... 64,834 183,695
MercadoLibre, Inc.
(a)
............ 40 71,705
Rede D'Or Sao Luiz SA
(b) (c)
....... 28,421 220,054
XP, Inc. , Class A .............. 1,958 37,515
871,981
Canada — 1.9%
Kinross Gold Corp. ............. 5,113 154,617
Pan American Silver Corp. ........ 2,839 148,451
303,068
Chile — 0.8%
Sociedad Quimica y Minera de Chile
SA , ADR
(a)
................ 1,398 128,854
Greece — 1.4%
Alpha Bank SA ............... 58,671 235,460
Hungary — 2.1%
OTP Bank Nyrt. ............... 2,510 336,664
India — 11.6%
Apollo Hospitals Enterprise Ltd. .... 1,934 156,114
Axis Bank Ltd. ................ 3,535 47,413
Axis Bank Ltd. , GDR
(c)
.......... 881 58,763
Bharti Airtel Ltd. ............... 6,062 121,179
CG Power & Industrial Solutions Ltd. . 9,986 85,788
Godrej Properties Ltd.
(a)
......... 4,710 91,461
HDFC Bank Ltd. .............. 19,788 161,848
HDFC Life Insurance Co. Ltd.
(b) (c)
... 24,639 153,044
ICICI Bank Ltd. ............... 6,382 85,636
ICICI Bank Ltd. , ADR ........... 2,742 72,910
KEC International Ltd. .......... 14,562 86,366
Mahindra & Mahindra Ltd. ........ 6,319 207,246
Mahindra & Mahindra Ltd. , GDR
(c)
... 2,004 65,430
Reliance Industries Ltd. ......... 11,646 176,628
UltraTech Cement Ltd. .......... 589 72,270
Varun Beverages Ltd. ........... 19,345 105,372
Vishal Mega Mart Ltd.
(a)
.......... 104,542 135,411
1,882,879
Indonesia — 0.6%
Aneka Tambang Tbk. ........... 148,700 32,270
Bank Rakyat Indonesia Persero Tbk.
PT ..................... 394,900 68,316
100,586
Malaysia — 1.8%
CIMB Group Holdings Bhd. ....... 74,200 143,296
Malayan Banking Bhd. .......... 56,200 156,946
300,242
Mexico — 1.8%
Fomento Economico Mexicano SAB de
CV ..................... 3,264 38,575
Fomento Economico Mexicano SAB de
CV , ADR ................. 337 39,847
Grupo Aeroportuario del Pacifico SAB
de CV , ADR ............... 483 121,653
Grupo Financiero Banorte SAB de CV ,
Class O .................. 1,627 17,667
Security
Shares
Shares Value
Mexico (continued)
Wal-Mart de Mexico SAB de CV .... 26,215 $ 82,644
300,386
Poland — 2.5%
Bank Polska Kasa Opieki SA ...... 2,527 158,186
Powszechna Kasa Oszczednosci Bank
Polski SA ................. 4,769 124,927
Powszechny Zaklad Ubezpieczen SA 7,376 129,765
412,878
Saudi Arabia — 2.1%
Al Rajhi Bank ................ 6,300 115,504
Rabigh Refining & Petrochemical Co.
(a)
58,403 230,933
346,437
Singapore — 1.1%
Sea Ltd. , ADR, Class A
(a)
......... 2,037 172,901
South Africa — 2.3%
Capitec Bank Holdings Ltd. ....... 888 230,572
Sasol Ltd.
(a)
.................. 9,983 138,759
369,331
South Korea — 24.2%
Coupang, Inc. , Class A
(a)
......... 4,549 90,889
Hansol Chemical Co. Ltd. ........ 561 109,772
HD Hyundai Electric Co. Ltd. ...... 267 229,598
Hyundai Rotem Co. Ltd. ......... 961 175,858
KB Financial Group, Inc. ......... 1,644 180,027
Kia Corp. ................... 1,761 181,633
Samsung Electronics Co. Ltd. ..... 5,681 855,489
Samsung Electronics Co. Ltd. , GDR
(b) (c)
38 143,573
Samsung SDI Co. Ltd.
(a)
......... 228 107,982
Sanil Electric Co. Ltd. ........... 643 117,378
SK Hynix, Inc. ................ 1,191 1,062,096
SK Square Co. Ltd.
(a)
........... 1,183 688,507
3,942,802
Taiwan — 33.7%
Acter Group Corp. Ltd. .......... 6,000 160,389
Alchip Technologies Ltd. ......... 2,000 267,510
ASE Technology Holding Co. Ltd. ... 12,000 188,096
Delta Electronics, Inc. ........... 7,000 490,878
Elite Material Co. Ltd. ........... 4,000 596,018
MediaTek, Inc. ................ 4,000 333,927
President Chain Store Corp. ...... 10,000 70,684
Taiwan Semiconductor Manufacturing
Co. Ltd. .................. 42,000 2,915,718
Wiwynn Corp. ................ 3,000 450,422
5,473,642
Thailand — 0.9%
PTT Exploration & Production PCL ,
NVDR ................... 31,000 147,183
United Arab Emirates — 0.8%
Aldar Properties PJSC .......... 63,068 132,639
Total Common Stocks — 95.0%
(Cost: $ 8,884,099 ) .............................. 15,457,933

Schedule of Investments
(continued)
April 30, 2026
BlackRock Emerging Markets ex-China Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Preferred Securities
Preferred Stocks — 3.2%
Brazil — 1.6%
Cyrela Brazil Realty SA
Empreendimentos e Participacoes
(a)
8,202 $ 35,546
Petroleo Brasileiro SA - Petrobras
(Preference) ............... 22,269 222,024
257,570
South Korea — 1.6%
Samsung Electronics Co. Ltd.
(Preference) ............... 2,421 261,308
Total Preferred Securities — 3.2%
(Cost: $ 309,650 ) ................................ 518,878
Total Long-Term Investments — 98 .2%
(Cost: $ 9,193,749 ) .............................. 15,976,811
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 1.6%
BlackRock Liquidity Funds, T-Fund,
Institutional Class , 3.54%
(d) (e)
.... 257,651 $ 257,651
Total Short-Term Securities — 1 .6%
(Cost: $ 257,651 ) ................................ 257,651
Total Investments — 99.8%
(Cost: $ 9,451,400 ) .............................. 16,234,462
Other Assets Less Liabilities — 0.2% ................... 30,145
Net Assets — 100.0% .............................. $ 16,264,607
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
04/30/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
Shares
Held at
04/30/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares
(a)
............ $ 59,192 $ — $ (59,108)
(b)
$ (87) $ 3 $ — — $ 405
(c)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 393,540 — (135,889)
(b)
— — 257,651 257,651 23,697 —
iShares MSCI Philippines ETF
(a)
34,822 — (35,995) 3,710 (2,537) — — — —
$ 3,623 $ (2,534) $ 257,651 $ 24,102 $ —
— —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

2026
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
April 30, 2026
BlackRock Emerging Markets ex-China Fund

Derivative Financial Instruments Categorized by Risk Exposure
Derivative Financial Instruments Outstanding as of Period End
Equity Swap Contracts
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Long contracts
(a)
Axis Bank Ltd. .............. Goldman Sachs Bank USA USD 32,057 08/19/26 0.40% 1D FEDL01 Monthly $ (2,442)
FPT Corp. ................ JPMorgan Chase Bank NA 37,613 02/11/27 0.95% 1D OBFR01 Monthly (1,641)
FPT Corp. ................ HSBC Bank plc 20,066 02/10/28 0.90% 1D OBFR01 Monthly (873)
ICICI Bank Ltd. ............. JPMorgan Chase Bank NA 116,699 02/09/27 0.40% 1D OBFR01 Monthly (6,165)
Total long positions of equity swaps (11,121)
Net dividends and financing fees 1,425
Total equity swap contracts including dividends and financing fees $ (9,696)
(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.
Balances Reported in the Statements of Assets and Liabilities for OTC Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
OTC Swaps ................................................................... $ — $ — $ 1,425 $ (11,121)
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ $ — $ — $ 1,425 $ — $ — $ — $ 1,425
Liabilities — Derivative Financial Instruments
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. $ — $ — $ 11,121 $ — $ — $ — $ 11,121
For the period ended April 30, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ 2,484 $ — $ — $ — $ 2,484
Swaps .............................. — — (55,978) — — — (55,978)
$ — $ — $ (53,494) $ — $ — $ — $ (53,494)
Net Change in Unrealized Appreciation
(Depreciation) on
Swaps .............................. $ — $ — $ (27,825) $ — $ — $ — $ (27,825)

Schedule of Investments
(continued)
April 30, 2026
BlackRock Emerging Markets ex-China Fund
Schedules of Investments

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — short ................................................................................. $ —
(a)
Equity swaps:
Average notional value — long .......................................................................................... 280,586
(a)
Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.
The Fund's derivative assets and liabilities (by type) were as follows:
Liabilities
Derivative Financial Instruments
Swaps — OTC
(a)
.................................................................................................... $ 11,121
Total derivative assets and liabilities in the Statements of Assets and Liabilities ...........................................................
$ 11,121
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") .......................................................
—
Total derivative assets and liabilities subject to an MNA ...........................................................................
$ 11,121
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.
The following table presents the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral pledged by the Fund:
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(a)
Goldman Sachs Bank USA .......................... $ 2,442 $ — $ — $ — $ 2,442
HSBC Bank plc .................................. 873 — — — 873
JPMorgan Chase Bank NA .......................... 7,806 — — — 7,806
$ 11,121 $ — $ — $ — $ 11,121
(a)
Net amount represents the net amount payable due to the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Brazil ............................................... $ 871,981 $ — $ — $ 871,981
Canada ............................................. 303,068 — — 303,068
Chile ............................................... 128,854 — — 128,854
Greece .............................................. — 235,460 — 235,460
Hungary ............................................. — 336,664 — 336,664
India ............................................... 197,103 1,685,776 — 1,882,879
Indonesia ............................................ — 100,586 — 100,586
Malaysia ............................................. — 300,242 — 300,242
Mexico .............................................. 300,386 — — 300,386
Poland .............................................. — 412,878 — 412,878
Saudi Arabia .......................................... 230,933 115,504 — 346,437
Singapore ............................................ 172,901 — — 172,901

2026
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
April 30, 2026
BlackRock Emerging Markets ex-China Fund

See notes to financial statements.
Level 1 Level 2 Level 3 Total
South Africa ........................................... $ 230,572 $ 138,759 $ — $ 369,331
South Korea .......................................... 90,889 3,851,913 — 3,942,802
Taiwan .............................................. — 5,473,642 — 5,473,642
Thailand ............................................. — 147,183 — 147,183
United Arab Emirates .................................... — 132,639 — 132,639
Preferred Securities
Brazil ............................................... 257,570 — — 257,570
South Korea .......................................... — 261,308 — 261,308
Short-Term Securities
Money Market Funds ...................................... 257,651 — — 257,651
$ 3,041,908 $ 13,192,554 $ — $ 16,234,462
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ — $ 1,425 $ — $ 1,425
Liabilities
Equity contracts ........................................... — (11,121) — (11,121)
$ — $ (9,696) $ — $ (9,696)
(a)
Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
April 30, 2026
BlackRock Sustainable Aware Advantage Emerging Markets Equity Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Australia — 0.7%
Anglogold Ashanti plc ........... 863 $ 80,198
BHP Group Ltd. ............... 561 22,139
102,337
Brazil — 1.8%
B3 SA - Brasil Bolsa Balcao ....... 12,621 46,056
Itau Unibanco Holding SA , ADR .... 5,991 52,122
Lojas Renner SA .............. 41,205 112,836
NU Holdings Ltd. , Class A
(a)
....... 1,924 27,860
Raia Drogasil SA .............. 6,294 27,785
XP, Inc. , Class A .............. 301 5,767
272,426
China — 24.3%
Agricultural Bank of China Ltd. , Class H 7,000 5,461
Alibaba Group Holding Ltd. ....... 18,892 311,359
Bank of China Ltd. , Class H ....... 184,000 119,482
Bank of Communications Co. Ltd. ,
Class A .................. 5,900 5,870
BYD Co. Ltd. , Class A ........... 497 7,542
BYD Co. Ltd. , Class H .......... 5,000 66,511
China CITIC Bank Corp. Ltd. , Class H 68,000 71,312
China Construction Bank Corp. , Class
H ...................... 240,000 270,912
China Life Insurance Co. Ltd. , Class H 18,000 66,403
China Medical System Holdings Ltd. . 19,000 31,233
China Merchants Bank Co. Ltd. , Class
A ...................... 10,700 60,013
China Merchants Bank Co. Ltd. , Class
H ...................... 5,500 33,289
China Pacific Insurance Group Co. Ltd. ,
Class A .................. 8,000 43,794
China Pacific Insurance Group Co. Ltd. ,
Class H .................. 2,000 8,731
China Yangtze Power Co. Ltd. , Class A 2,000 7,999
CITIC Securities Co. Ltd. , Class A ... 10,000 39,997
CITIC Securities Co. Ltd. , Class H .. 2,000 7,101
CMOC Group Ltd. , Class A ....... 3,200 8,829
CMOC Group Ltd. , Class H ....... 33,000 75,454
Contemporary Amperex Technology Co.
Ltd. , Class A ............... 700 44,950
Contemporary Amperex Technology Co.
Ltd. , Class H
(b)
.............. 500 39,518
ENN Energy Holdings Ltd. ........ 10,600 83,097
Foshan Haitian Flavouring & Food Co.
Ltd. , Class A ............... 9,900 56,080
Foxconn Industrial Internet Co. Ltd. ,
Class A .................. 600 5,573
Ganfeng Lithium Group Co. Ltd. , Class
A ...................... 390 5,102
Ganfeng Lithium Group Co. Ltd. , Class
H
(c) (d)
.................... 800 8,605
Geely Automobile Holdings Ltd. , Class
A ...................... 18,000 52,627
Goldwind Science & Technology Co.
Ltd. , Class A ............... 361 1,465
Huatai Securities Co. Ltd. , Class H
(c) (d)
7,000 14,525
Huayu Automotive Systems Co. Ltd. ,
Class A .................. 3,500 9,560
Industrial & Commercial Bank of China
Ltd. , Class H ............... 97,000 87,392
Industrial Bank Co. Ltd. , Class A .... 16,000 41,995
Innovent Biologics, Inc.
(a) (c) (d)
...... 5,500 64,226
JD Health International, Inc.
(a) (c) (d)
... 1,450 8,569
JD.com, Inc. , Class A ........... 1,350 20,453
Security
Shares
Shares Value
China (continued)
Jiangsu Hengrui Pharmaceuticals Co.
Ltd. , Class A ............... 4,000 $ 31,693
Kanzhun Ltd. , ADR ............ 520 7,030
Lenovo Group Ltd. ............. 64,000 96,238
Li Auto, Inc. , Class A
(a)
.......... 1,800 15,840
Li Auto, Inc. , ADR
(a)
............ 538 9,593
LONGi Green Energy Technology Co.
Ltd. , Class A
(a)
.............. 760 1,840
Luxshare Precision Industry Co. Ltd. ,
Class A .................. 800 7,946
Meituan , Class B
(a) (c) (d)
........... 6,010 64,663
Midea Group Co. Ltd. , Class A ..... 900 10,706
NetEase, Inc. ................ 2,570 60,162
New Oriental Education & Technology
Group, Inc. ................ 1,800 9,822
People's Insurance Co. Group of China
Ltd. (The) , Class H ........... 45,000 30,790
PetroChina Co. Ltd. , Class A ...... 4,300 7,697
PetroChina Co. Ltd. , Class H ...... 64,000 98,721
PICC Property & Casualty Co. Ltd. ,
Class H .................. 18,000 32,515
Ping An Insurance Group Co. of China
Ltd. , Class A ............... 8,600 75,005
Ping An Insurance Group Co. of China
Ltd. , Class H ............... 16,500 134,114
Qinghai Salt Lake Industry Co. Ltd. ,
Class A
(a)
................. 1,300 7,538
Sany Heavy Industry Co. Ltd. , Class A 18,300 54,685
Shanghai Fosun Pharmaceutical Group
Co. Ltd. , Class A ............ 7,400 27,057
Simcere Pharmaceutical Group Ltd.
(c) (d)
17,000 25,801
Sinomine Resource Group Co. Ltd. ,
Class A .................. 700 9,362
Sinotruk Hong Kong Ltd. ......... 1,000 4,910
Sunny Optical Technology Group Co.
Ltd. ..................... 1,500 12,349
TAL Education Group , ADR
(a)
...... 579 6,438
Tencent Holdings Ltd. ........... 10,600 643,762
Tianqi Lithium Corp. , Class A
(a)
..... 800 9,436
Trip.com Group Ltd.
(a)
........... 1,400 75,599
Vipshop Holdings Ltd. , ADR ....... 597 8,591
Wanhua Chemical Group Co. Ltd. ,
Class A .................. 1,400 18,414
Weichai Power Co. Ltd. , Class A .... 2,900 13,343
Weichai Power Co. Ltd. , Class H ... 3,000 14,912
WuXi AppTec Co. Ltd. , Class A ..... 2,221 35,996
Wuxi Biologics Cayman, Inc.
(a) (c) (d)
... 5,000 21,364
Xinyi Solar Holdings Ltd. ......... 12,000 4,418
XPeng, Inc. , Class A
(a)
.......... 4,900 39,163
Yadea Group Holdings Ltd.
(c) (d)
..... 28,000 43,005
Yunnan Aluminium Co. Ltd. , Class A . 3,100 14,579
Zangge Mining Co. Ltd. , Class A .... 1,000 13,189
Zhejiang Century Huatong Group Co.
Ltd. , Class A
(a)
.............. 2,300 5,390
Zhongji Innolight Co. Ltd. , Class A .. 100 12,632
Zijin Mining Group Co. Ltd. , Class A . 2,400 11,823
Zijin Mining Group Co. Ltd. , Class H . 18,000 83,592
3,696,752
Colombia — 0.3%
Ecopetrol SA , ADR ............. 2,794 39,563
Greece — 0.3%
Allwyn AG , Class R ............ 885 12,639
Eurobank SA ................. 9,050 39,377
52,016

2026
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
April 30, 2026
BlackRock Sustainable Aware Advantage Emerging Markets Equity Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
India — 11.3%
Apollo Tyres Ltd. .............. 10,184 $ 44,015
Asian Paints Ltd. .............. 982 25,481
Axis Bank Ltd. ................ 4,735 63,509
Bajaj Finance Ltd. ............. 634 6,297
Bharat Electronics Ltd. .......... 3,357 15,325
Bharat Petroleum Corp. Ltd. ...... 5,931 18,885
Bharti Airtel Ltd. ............... 4,812 96,191
Birlasoft Ltd. ................. 9,305 36,441
Crompton Greaves Consumer
Electricals Ltd. ............. 7,140 20,659
Eicher Motors Ltd. ............. 157 11,813
Eternal Ltd.
(a)
................. 3,904 10,244
Federal Bank Ltd. ............. 1,996 6,069
GE Vernova T&D India Ltd. ....... 691 32,515
Granules India Ltd. ............. 389 2,882
Great Eastern Shipping Co. Ltd. (The) 2,319 38,730
HCL Technologies Ltd. .......... 1,042 13,253
HDFC Bank Ltd. .............. 15,442 126,301
HDFC Bank Ltd. , ADR .......... 1,578 40,097
HDFC Life Insurance Co. Ltd.
(c) (d)
... 1,848 11,479
Hero MotoCorp Ltd. ............ 247 13,347
Hindalco Industries Ltd. ......... 3,995 43,891
Hindustan Petroleum Corp. Ltd. .... 3,714 14,722
Hindustan Unilever Ltd. .......... 652 15,500
Hindustan Zinc Ltd. ............ 6,633 41,995
ICICI Bank Ltd. ............... 7,068 94,841
ICICI Prudential Asset Management Co.
Ltd. ..................... 615 21,483
ICICI Prudential Life Insurance Co.
Ltd.
(c) (d)
................... 5,155 27,981
Indian Oil Corp. Ltd. ............ 22,742 34,236
Infosys Ltd. .................. 4,837 60,894
Infosys Ltd. , ADR
(b)
............. 890 11,089
Kotak Mahindra Bank Ltd. ........ 6,082 24,701
Mahindra & Mahindra Financial
Services Ltd. ............... 5,700 18,746
Mahindra & Mahindra Ltd. ........ 2,231 73,171
Marico Ltd. .................. 4,105 33,604
Max Financial Services Ltd.
(a)
...... 175 2,924
Multi Commodity Exchange of India Ltd. 261 8,223
National Aluminium Co. Ltd. ....... 5,807 24,570
Navin Fluorine International Ltd. .... 116 8,371
Petronet LNG Ltd. ............. 4,907 14,358
Power Grid Corp. of India Ltd. ..... 6,333 21,326
Reliance Industries Ltd. ......... 8,351 126,655
Sagility Ltd.
(d)
................ 20,013 8,860
State Bank of India ............. 7,948 89,900
Steel Authority of India Ltd. ....... 24,951 48,863
Sterlite Technologies Ltd.
(a)
....... 2,370 7,415
Sun Pharmaceutical Industries Ltd. .. 343 6,570
Talwandi Sabo Power Ltd.
(a)
....... 6,825 8,703
Tata Consultancy Services Ltd. .... 1,399 36,713
Tata Elxsi Ltd. ................ 228 9,985
Tata Motors Passenger Vehicles Ltd. . 5,758 20,819
Titan Co. Ltd. ................ 300 13,927
TVS Motor Co. Ltd. ............ 826 30,588
UPL Ltd. .................... 2,860 19,458
Vedanta Aluminium Metal Ltd.
(a)
.... 6,825 8,703
Vedanta Iron and Steel Ltd.
(a)
...... 6,825 8,703
Vedanta Ltd. ................. 6,825 19,600
Vedanta Oil & Gas Ltd.
(a)
......... 6,825 8,703
Wipro Ltd. ................... 5,751 12,254
1,716,578
Security
Shares
Shares Value
Indonesia — 1.3%
Bank Central Asia Tbk. PT ........ 142,500 $ 48,313
Bank Mandiri Persero Tbk. PT ..... 207,800 52,875
Medco Energi Internasional Tbk. PT . 587,000 59,521
Unilever Indonesia Tbk. PT ....... 404,600 35,879
196,588
Kuwait — 0.5%
Kuwait Finance House KSCP ...... 30,747 78,992
Malaysia — 1.6%
KPJ Healthcare Bhd. ........... 21,700 18,195
Sime Darby Bhd. .............. 207,500 113,094
Sunway Construction Group Bhd. ... 64,100 110,559
241,848
Mexico — 1.2%
Fomento Economico Mexicano SAB de
CV ..................... 2,546 30,090
Gentera SAB de CV ............ 22,602 59,207
Grupo Financiero Banorte SAB de CV ,
Class O .................. 8,873 96,347
185,644
Poland — 1.0%
ORLEN SA .................. 1,964 72,182
Powszechna Kasa Oszczednosci Bank
Polski SA ................. 2,583 67,663
Zabka Group SA
(a)
............. 2,512 16,029
155,874
Qatar — 0.4%
Al Rayan Bank ............... 5,545 3,295
Commercial Bank PSQC (The) ..... 2,766 3,268
Industries Qatar QSC ........... 2,125 6,969
Ooredoo QPSC ............... 1,319 4,959
Qatar Islamic Bank QPSC ........ 1,752 10,684
Qatar National Bank QPSC ....... 6,851 32,621
61,796
Republic of Turkiye — 0.5%
Migros Ticaret A/S ............. 3,616 51,416
Turk Telekomunikasyon A/S
(a)
...... 18,094 24,909
76,325
Russia — 0.0%
(a)(e)
LUKOIL PJSC ................ 2,410 —
Novatek PJSC ................ 1,500 —
PhosAgro PJSC .............. 1,413 —
PhosAgro PJSC , GDR .......... 27 1
1
Saudi Arabia — 2.6%
Al Rajhi Bank ................ 10,044 184,146
Etihad Etisalat Co. ............. 747 12,970
Mobile Telecommunications Co. Saudi
Arabia
(a)
.................. 8,856 27,738
Saudi Arabian Oil Co.
(c) (d)
......... 10,959 81,285
Saudi Aramco Base Oil Co. ....... 1,052 35,494
Saudi Basic Industries Corp. ...... 3,809 62,249
403,882
South Africa — 2.9%
AVI Ltd. .................... 1,436 8,595
Capitec Bank Holdings Ltd. ....... 70 18,176
FirstRand Ltd. ................ 5,585 29,612
Gold Fields Ltd. ............... 1,225 51,894
Gold Fields Ltd. , ADR ........... 1,276 54,204
Kumba Iron Ore Ltd. ............ 5,040 94,546
MTN Group Ltd. ............... 2,262 28,381

Schedule of Investments
(continued)
April 30, 2026
BlackRock Sustainable Aware Advantage Emerging Markets Equity Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
South Africa (continued)
Nedbank Group Ltd. ............ 782 $ 12,486
Old Mutual Ltd. ............... 33,826 27,656
Sanlam Ltd. ................. 3,329 17,146
Valterra Platinum Ltd. ........... 676 54,447
Vodacom Group Ltd. ........... 4,950 41,992
439,135
South Korea — 20.2%
Celltrion, Inc.
(a)
............... 560 76,279
CJ CheilJedang Corp. ........... 155 25,922
CJ ENM Co. Ltd.
(a)
............. 582 21,384
Doosan Bobcat, Inc. ............ 1,481 72,841
Doosan Enerbility Co. Ltd.
(a)
....... 378 32,944
GS Holdings Corp. ............. 575 31,936
Hana Financial Group, Inc. ....... 233 20,243
HD Hyundai Electric Co. Ltd. ...... 57 49,015
HD Hyundai Heavy Industries Co. Ltd. 28 13,040
HD Korea Shipbuilding & Offshore
Engineering Co. Ltd. ......... 95 29,747
Hyundai Rotem Co. Ltd. ......... 16 2,928
KB Financial Group, Inc. ......... 1,022 111,914
KB Financial Group, Inc. , ADR ..... 237 26,359
KCC Corp. .................. 28 10,620
LG Electronics, Inc. ............ 146 14,062
LG Innotek Co. Ltd. ............ 79 30,886
LS Corp. ................... 87 27,067
LS Electric Co. Ltd. ............ 115 22,085
NAVER Corp. ................ 197 28,298
NC Corp. ................... 299 55,204
POSCO Holdings, Inc. .......... 114 35,956
Samsung C&T Corp. ........... 142 29,011
Samsung E&A Co. Ltd. .......... 661 23,939
Samsung Electro-Mechanics Co. Ltd. 36 20,653
Samsung Electronics Co. Ltd. ..... 8,034 1,209,821
Samsung Electronics Co. Ltd. , GDR
(c) (d)
3 11,335
Samsung SDI Co. Ltd.
(a)
......... 23 10,893
Samsung Securities Co. Ltd. ...... 1,580 115,774
Shinhan Financial Group Co. Ltd. ... 586 39,794
Shinhan Financial Group Co. Ltd. , ADR 207 14,250
SK Hynix, Inc. ................ 899 801,700
SK Square Co. Ltd.
(a)
........... 29 16,878
SK, Inc. .................... 70 20,377
Woori Financial Group, Inc. ....... 746 17,012
3,070,167
Taiwan — 29.6%
Accton Technology Corp. ........ 1,000 73,237
ASE Technology Holding Co. Ltd. ... 8,000 125,397
Asia Vital Components Co. Ltd. .... 1,000 91,553
Cathay Financial Holding Co. Ltd. ... 51,000 124,497
ChipMOS Technologies, Inc. ...... 19,000 42,707
Chroma ATE, Inc. .............. 1,000 68,330
Chunghwa Telecom Co. Ltd. ...... 6,000 25,762
Delta Electronics, Inc. ........... 4,000 280,502
Eclat Textile Co. Ltd. ............ 10,000 105,572
Ennoconn Corp. .............. 1,000 10,272
Genius Electronic Optical Co. Ltd. .. 3,000 48,738
Hon Hai Precision Industry Co. Ltd. .. 17,000 120,105
Macronix International Co. Ltd.
(a)
.... 2,000 9,996
MediaTek, Inc. ................ 1,000 83,482
Nanya Technology Corp.
(a)
........ 10,000 70,794
Phison Electronics Corp. ......... 1,000 62,576
Powertech Technology, Inc. ....... 6,000 39,350
Simplo Technology Co. Ltd. ....... 5,000 56,761
Sunonwealth Electric Machine Industry
Co. Ltd. .................. 1,222 5,662
Security
Shares
Shares Value
Taiwan (continued)
Synnex Technology International Corp. 44,000 $ 115,344
Taiwan High Speed Rail Corp. ..... 11,000 9,200
Taiwan Semiconductor Manufacturing
Co. Ltd. .................. 34,000 2,360,343
Taiwan Semiconductor Manufacturing
Co. Ltd. , ADR .............. 278 110,105
Tripod Technology Corp. ......... 1,000 14,407
United Microelectronics Corp. ..... 17,000 42,702
United Microelectronics Corp. , ADR . 1,153 15,058
Voltronic Power Technology Corp. ... 3,000 74,547
Winbond Electronics Corp. ....... 10,000 29,502
WPG Holdings Ltd. ............ 37,000 118,559
Yageo Corp. ................. 2,000 20,391
Yuanta Financial Holding Co. Ltd. ... 89,000 147,452
4,502,903
Thailand — 3.1%
Advanced Info Service PCL , NVDR .. 10,800 112,800
Bangchak Corp. PCL , NVDR ...... 67,100 73,589
Delta Electronics Thailand PCL , NVDR 8,000 78,368
Kasikornbank PCL , NVDR ........ 2,100 12,498
PTT Exploration & Production PCL ,
NVDR ................... 1,000 4,748
PTT PCL , NVDR .............. 117,700 127,278
Thai Oil PCL , NVDR ............ 38,300 56,636
465,917
United Arab Emirates — 1.4%
Abu Dhabi Commercial Bank PJSC . 7,458 28,020
Abu Dhabi Islamic Bank PJSC ..... 10,301 61,511
Emaar Development PJSC ....... 1,381 5,482
Emaar Properties PJSC ......... 13,341 42,958
First Abu Dhabi Bank PJSC ....... 16,383 78,322
216,293
United States — 0.2%
BeOne Medicines Ltd. , Class H
(a)
... 1,200 27,239
Total Common Stocks — 105.2%
(Cost: $ 11,117,823 ) .............................. 16,002,276
Preferred Securities
Preferred Stocks — 1.3%
Brazil — 1.3%
Banco Bradesco SA (Preference) ... 10,432 40,891
Itau Unibanco Holding SA (Preference) 14,456 126,437
Petroleo Brasileiro SA - Petrobras
(Preference) ............... 2,658 26,501
193,829
Total Preferred Securities — 1.3%
(Cost: $ 144,470 ) ................................ 193,829
Total Long-Term Investments — 106 .5%
(Cost: $ 11,262,293 ) .............................. 16,196,105

2026
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
April 30, 2026
BlackRock Sustainable Aware Advantage Emerging Markets Equity Fund

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL
Agency Shares , 3.83%
(f) (g) (h)
..... 44,036 $ 44,049
Total Short-Term Securities — 0 .3%
(Cost: $ 44,049 ) ................................ 44,049
Total Investments — 106.8%
(Cost: $ 11,306,342 ) .............................. 16,240,154
Liabilities in Excess of Other Assets — (6.8) % ............ (1,033,781)
Net Assets — 100.0% .............................. $ 15,206,373
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
Affiliate of the Fund.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(h)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
04/30/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
Shares
Held at
04/30/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ — $ 44,068
(a)
$ — $ (19) $ — $ 44,049 44,036 $ 2,361
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(c)
316,436 — (316,436)
(a)
— — — — 17,225 —
$ (19) $ — $ 44,049 $ 19,586 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.

Schedule of Investments
(continued)
April 30, 2026
BlackRock Sustainable Aware Advantage Emerging Markets Equity Fund
Schedules of Investments

Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Short Contracts
MSCI Emerging Markets Index ................................................. 12 06/19/26 $ 981 $ (11,520)
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 11,520 $ — $ — $ — $ 11,520
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended April 30, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ 172,375 $ — $ — $ — $ 172,375
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ (8,965) $ — $ — $ — $ (8,965)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 257,601
Average notional value of contracts — short ................................................................................. 245,130
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia ............................................. $ 22,139 $ 80,198 $ — $ 102,337
Brazil ............................................... 272,426 — — 272,426
China ............................................... 197,138 3,499,614 — 3,696,752

2026
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
April 30, 2026
BlackRock Sustainable Aware Advantage Emerging Markets Equity Fund

See notes to financial statements.
Level 1 Level 2 Level 3 Total
Colombia ............................................ $ 39,563 $ — $ — $ 39,563
Greece .............................................. — 52,016 — 52,016
India ............................................... 86,625 1,629,953 — 1,716,578
Indonesia ............................................ 35,879 160,709 — 196,588
Kuwait .............................................. 78,992 — — 78,992
Malaysia ............................................. 128,754 113,094 — 241,848
Mexico .............................................. 185,644 — — 185,644
Poland .............................................. 16,029 139,845 — 155,874
Qatar ............................................... 61,796 — — 61,796
Republic of Turkiye ...................................... — 76,325 — 76,325
Russia .............................................. — — 1 1
Saudi Arabia .......................................... — 403,882 — 403,882
South Africa ........................................... 245,894 193,241 — 439,135
South Korea .......................................... 40,609 3,029,558 — 3,070,167
Taiwan .............................................. 239,935 4,262,968 — 4,502,903
Thailand ............................................. 213,365 252,552 — 465,917
United Arab Emirates .................................... 111,824 104,469 — 216,293
United States .......................................... — 27,239 — 27,239
Preferred Securities ....................................... 193,829 — — 193,829
Short-Term Securities
Money Market Funds ...................................... 44,049 — — 44,049
$ 2,214,490 $ 14,025,663 $ 1 $ 16,240,154
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (11,520) $ — $ — $ (11,520)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
April 30, 2026
BlackRock Sustainable Aware Advantage International Equity Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Australia — 7.4%
Aristocrat Leisure Ltd. ........... 2,314 $ 79,614
Aurizon Holdings Ltd. ........... 2,647 7,997
BHP Group Ltd. ............... 5,205 206,010
Coles Group Ltd. .............. 690 10,997
Commonwealth Bank of Australia ... 418 52,650
Computershare Ltd. ............ 2,058 45,213
CSL Ltd. .................... 348 31,411
Evolution Mining Ltd. ........... 3,211 28,389
Fortescue Ltd. ................ 3,163 45,588
JB Hi-Fi Ltd. ................. 265 14,799
Macquarie Group Ltd. ........... 759 130,390
Mirvac Group
(a)
............... 23,375 28,879
National Australia Bank Ltd. ....... 172 4,976
Orica Ltd. ................... 3,453 52,667
REA Group Ltd. ............... 82 10,152
Regis Resources Ltd. ........... 4,687 24,033
Rio Tinto plc ................. 687 69,206
Santos Ltd. .................. 99 570
Scentre Group ................ 1,221 3,281
Telstra Group Ltd. ............. 4,551 17,478
Wesfarmers Ltd. .............. 765 40,639
Woodside Energy Group Ltd. ...... 1,315 31,439
Worley Ltd. .................. 1,263 10,819
947,197
Austria — 0.5%
Erste Group Bank AG ........... 534 59,005
Belgium — 0.9%
Anheuser-Busch InBev SA ....... 874 66,041
UCB SA
(b)
................... 170 46,289
112,330
Chile — 0.4%
Antofagasta plc ............... 1,051 50,971
China — 0.2%
BOC Hong Kong Holdings Ltd. ..... 2,500 14,381
Mobvista, Inc.
(b) (c) (d)
............. 1,000 2,091
SITC International Holdings Co. Ltd. . 1,000 4,187
20,659
Denmark — 1.4%
Danske Bank A/S .............. 942 48,427
Genmab A/S
(b)
................ 60 15,887
Novo Nordisk A/S , Class B ....... 1,540 65,505
Orsted A/S
(b) (c) (d)
............... 33 882
Tryg A/S .................... 450 10,813
Vestas Wind Systems A/S ........ 1,278 39,298
180,812
Finland — 0.8%
Kone OYJ , Class B ............ 118 7,506
Nokia OYJ .................. 2,388 30,344
Nordea Bank Abp ............. 2,093 39,359
Sampo OYJ , Class A ........... 210 2,182
Wartsila OYJ Abp .............. 646 27,130
106,521
France — 10.4%
Air Liquide SA ................ 143 30,765
Airbus SE ................... 13 2,680
AXA SA .................... 2,908 140,181
BNP Paribas SA .............. 742 77,926
Bureau Veritas SA ............. 764 23,411
Capgemini SE ................ 50 6,081
Security
Shares
Shares Value
France (continued)
Cie de Saint-Gobain SA ......... 176 $ 16,125
Credit Agricole SA ............. 1,736 33,908
Danone SA .................. 628 49,203
Engie SA ................... 969 31,941
EssilorLuxottica SA ............ 105 22,225
Hermes International SCA ........ 14 26,783
Ipsen SA ................... 225 44,190
Klepierre SA ................. 608 24,634
Legrand SA ................. 204 36,549
L'Oreal SA .................. 232 99,920
LVMH Moet Hennessy Louis Vuitton SE 145 77,460
Publicis Groupe SA ............ 534 49,896
Safran SA ................... 424 136,152
Sanofi SA ................... 1,609 150,565
Schneider Electric SE ........... 190 60,460
Societe Generale SA ........... 344 27,692
Thales SA ................... 138 37,914
TotalEnergies SE .............. 701 65,174
Valeo SE ................... 177 2,228
Vinci SA .................... 346 52,323
1,326,386
Germany — 9.0%
adidas AG .................. 236 40,842
Allianz SE (Registered) .......... 354 161,683
BASF SE ................... 1,060 67,985
Deutsche Bank AG (Registered) .... 813 25,259
Deutsche Post AG ............. 1,324 78,400
Deutsche Telekom AG (Registered) . 3,749 121,095
Fresenius Medical Care AG ....... 729 32,986
GEA Group AG ............... 446 30,498
Hannover Rueck SE ............ 15 4,532
Henkel AG & Co. KGaA ......... 60 4,135
Mercedes-Benz Group AG ........ 1,103 64,294
Nordex SE
(b)
................. 89 5,075
Rational AG ................. 38 27,786
Rheinmetall AG ............... 27 43,060
SAP SE .................... 773 129,781
Siemens AG (Registered) ........ 710 210,984
Siemens Energy AG ............ 442 93,670
1,142,065
Hong Kong — 1.7%
AIA Group Ltd. ............... 13,600 149,311
Hong Kong Exchanges & Clearing Ltd. 200 10,653
Link REIT ................... 4,000 20,141
Prudential plc ................ 153 2,306
Techtronic Industries Co. Ltd. ...... 2,000 28,999
WH Group Ltd.
(c) (d)
............. 3,500 4,254
215,664
Ireland — 0.0%
Kerry Group plc , Class A ......... 47 3,983
Israel — 1.0%
Bank Hapoalim BM ............ 1,354 36,328
Bank Leumi Le-Israel BM ........ 1,001 25,340
Elbit Systems Ltd. ............. 8 6,655
Israel Discount Bank Ltd. , Class A .. 707 7,865
Mizrahi Tefahot Bank Ltd. ........ 350 27,522
Nice Ltd.
(b)
.................. 210 21,466
Nova Ltd.
(b)
.................. 13 6,491
131,667
Italy — 3.4%
A2A SpA ................... 3,109 8,854
Coca-Cola HBC AG ............ 213 12,424

2026
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
April 30, 2026
BlackRock Sustainable Aware Advantage International Equity Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Italy (continued)
Enel SpA ................... 6,218 $ 72,599
Eni SpA .................... 3,277 92,662
Generali .................... 209 9,366
Intesa Sanpaolo SpA ........... 14,002 95,133
Leonardo SpA ................ 225 14,050
Poste Italiane SpA
(c) (d)
........... 279 7,406
Recordati Industria Chimica e
Farmaceutica SpA ........... 44 2,569
Snam SpA .................. 4,431 34,940
Terna - Rete Elettrica Nazionale .... 2,094 25,187
UniCredit SpA ................ 794 61,362
436,552
Ivory Coast — 0.0%
Endeavour Mining plc ........... 59 3,561
Japan — 22.5%
Advantest Corp. ............... 500 93,359
Aisin Corp. .................. 100 1,586
Ajinomoto Co., Inc. ............. 200 6,428
Amada Co. Ltd. ............... 1,100 18,601
Astellas Pharma, Inc. ........... 2,000 28,343
Canon, Inc. .................. 500 12,863
CyberAgent, Inc. .............. 700 5,606
Daiichi Life Group, Inc. .......... 2,300 21,058
Daiichi Sankyo Co. Ltd. .......... 2,300 37,361
Daiwa House Industry Co. Ltd. ..... 2,400 73,226
Daiwa Securities Group, Inc. ...... 1,500 14,119
Denso Corp. ................. 6,000 71,688
Dentsu Group, Inc.
(b)
............ 100 1,899
Disco Corp. .................. 100 47,578
ENEOS Holdings, Inc. .......... 5,600 47,031
FANUC Corp. ................ 500 22,087
Fast Retailing Co. Ltd. .......... 100 47,075
Fujikura Ltd. ................. 500 19,291
Fujitsu Ltd. .................. 2,500 50,178
Hitachi Ltd. .................. 4,000 127,193
Horiba Ltd. .................. 100 13,924
Hoya Corp. .................. 100 18,674
ITOCHU Corp. ............... 1,600 19,829
Japan Post Bank Co. Ltd. ........ 400 6,864
Japan Post Holdings Co. Ltd. ...... 1,100 12,757
Japan Post Insurance Co. Ltd. ..... 300 2,925
Kajima Corp. ................. 400 15,634
Kao Corp. ................... 800 29,812
Kirin Holdings Co. Ltd. .......... 1,200 18,923
Kobe Bussan Co. Ltd. ........... 400 7,003
LY Corp. .................... 5,200 13,677
Mitsubishi Corp. ............... 2,700 86,472
Mitsubishi Electric Corp. ......... 800 32,105
Mitsubishi HC Capital, Inc. ........ 300 2,725
Mitsubishi Heavy Industries Ltd. .... 2,500 74,615
Mitsubishi UFJ Financial Group, Inc. . 8,500 152,684
Mitsui & Co. Ltd. .............. 2,100 78,846
Mitsui Fudosan Co. Ltd. ......... 4,700 51,475
Mizuho Financial Group, Inc. ...... 500 21,501
Murata Manufacturing Co. Ltd. ..... 2,500 82,911
NEC Corp. .................. 1,500 39,900
NGK Corp. .................. 800 25,328
Nintendo Co. Ltd. .............. 600 29,351
Nitto Denko Corp. ............. 2,300 43,747
Nomura Holdings, Inc. .......... 400 3,204
Nomura Real Estate Holdings, Inc. .. 2,400 15,658
NSK Ltd. ................... 2,000 16,245
Obayashi Corp. ............... 2,000 47,021
Ono Pharmaceutical Co. Ltd. ...... 4,500 66,556
Security
Shares
Shares Value
Japan (continued)
ORIX Corp. .................. 500 $ 16,828
Otsuka Holdings Co. Ltd. ........ 400 29,153
Pan Pacific International Holdings Corp. 5,800 32,805
Rakuten Group, Inc.
(b)
........... 400 1,948
Recruit Holdings Co. Ltd. ........ 1,500 69,487
Renesas Electronics Corp. ....... 200 4,045
Resona Holdings, Inc. .......... 400 5,003
Shimamura Co. Ltd. ............ 400 8,365
Shimizu Corp. ................ 1,300 25,116
Shin-Etsu Chemical Co. Ltd. ...... 800 36,834
SoftBank Corp. ............... 15,400 21,675
SoftBank Group Corp. .......... 1,800 61,486
Sompo Holdings, Inc. ........... 600 22,329
Sony Group Corp. ............. 8,000 160,283
Sumitomo Chemical Co. Ltd. ...... 10,500 34,262
Sumitomo Electric Industries Ltd. ... 400 26,334
Sumitomo Mitsui Financial Group, Inc. 1,500 52,964
Sumitomo Mitsui Trust Group, Inc. .. 1,700 56,837
Sysmex Corp. ................ 300 2,649
T&D Holdings, Inc. ............. 300 7,268
Taisei Corp. ................. 100 10,844
Takeda Pharmaceutical Co. Ltd. .... 600 20,060
TDK Corp. .................. 3,100 56,682
Terumo Corp. ................ 2,500 31,810
Tokio Marine Holdings, Inc. ....... 700 32,058
Tokyo Electron Ltd. ............ 600 176,810
Tokyo Gas Co. Ltd. ............ 200 8,494
Toyota Motor Corp. ............ 2,100 40,310
Trend Micro, Inc. .............. 800 27,846
Unicharm Corp. ............... 100 583
2,858,104
Macau — 0.1%
Sands China Ltd. .............. 6,000 12,589
Netherlands — 6.0%
Adyen NV
(b) (c) (d)
............... 9 10,156
Argenx SE
(b)
................. 30 23,527
ASM International NV ........... 43 42,066
ASML Holding NV ............. 290 419,207
ASR Nederland NV ............ 410 31,143
Heineken Holding NV ........... 425 30,201
Heineken NV ................ 310 24,133
ING Groep NV ................ 470 13,603
Koninklijke Ahold Delhaize NV ..... 1,735 81,492
Koninklijke KPN NV ............ 912 4,877
Koninklijke Philips NV ........... 1,064 28,066
NN Group NV ................ 168 14,706
Wolters Kluwer NV ............. 453 35,355
758,532
New Zealand — 0.2%
Contact Energy Ltd. ............ 1,072 6,016
Fisher & Paykel Healthcare Corp. Ltd. 723 15,581
21,597
Norway — 0.6%
Aker BP ASA ................. 787 30,766
DNB Bank ASA ............... 599 18,140
Equinor ASA ................. 218 8,872
Kongsberg Gruppen ASA ........ 251 8,399
Mowi ASA ................... 21 466
Norsk Hydro ASA .............. 336 3,708
Orkla ASA ................... 558 6,882
77,233

Schedule of Investments
(continued)
April 30, 2026
BlackRock Sustainable Aware Advantage International Equity Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Portugal — 0.3%
EDP SA .................... 7,296 $ 39,794
Singapore — 1.1%
CapitaLand Integrated Commercial
Trust .................... 3,200 5,960
DBS Group Holdings Ltd. ........ 2,100 96,832
Keppel Ltd. .................. 300 2,568
Keppel REIT ................. 33 23
Oversea-Chinese Banking Corp. Ltd. 1,100 18,978
Singapore Telecommunications Ltd. . 1,400 5,071
United Overseas Bank Ltd. ....... 300 8,544
137,976
Spain — 4.7%
ACS Actividades de Construccion y
Servicios SA ............... 397 57,222
Amadeus IT Group SA .......... 235 13,560
Banco Bilbao Vizcaya Argentaria SA . 3,406 75,213
Banco Santander SA ........... 16,216 197,873
Enagas SA .................. 505 10,105
Iberdrola SA ................. 3,596 84,305
Naturgy Energy Group SA ........ 1,518 47,711
Repsol SA .................. 1,158 31,105
Telefonica SA ................ 16,481 74,371
591,465
Sweden — 2.5%
Assa Abloy AB , Class B ......... 399 15,357
Atlas Copco AB , Class A ......... 29 557
Atlas Copco AB , Class B ......... 166 2,831
H & M Hennes & Mauritz AB , Class B 814 14,610
Hexagon AB , Class B ........... 132 1,442
Industrivarden AB , Class A
(e)
...... 71 3,772
Indutrade AB ................. 174 3,759
Saab AB , Class B ............. 74 4,492
Sandvik AB .................. 1,953 82,157
Securitas AB , Class B ........... 2,040 34,237
Skanska AB , Class B ........... 1,726 46,615
SKF AB , Class B .............. 191 4,809
Tele2 AB , Class B ............. 3,432 70,422
Telefonaktiebolaget LM Ericsson , Class
B ...................... 2,333 27,830
Telia Co. AB ................. 2,033 10,627
323,517
Switzerland — 3.9%
ABB Ltd. (Registered) ........... 1,847 186,805
Accelleron Industries AG ......... 8 857
BKW AG ................... 18 3,598
Chocoladefabriken Lindt & Spruengli
AG ..................... 1 12,255
DSM-Firmenich AG ............ 234 17,477
Flughafen Zurich AG (Registered) ... 125 35,495
Galderma Group AG ............ 4 839
Julius Baer Group Ltd. .......... 27 2,219
Logitech International SA (Registered) 525 51,824
Schindler Holding AG ........... 48 16,782
UBS Group AG (Registered) ...... 2,920 129,215
VAT Group AG
(c) (d)
............. 13 9,766
Zurich Insurance Group AG ....... 36 25,100
492,232
United Kingdom — 10.9%
Admiral Group plc ............. 176 8,090
Anglo American plc ............ 602 29,790
AstraZeneca plc .............. 929 176,252
Aviva plc ................... 1,495 12,679
Security
Shares
Shares Value
United Kingdom (continued)
BAE Systems plc .............. 2,340 $ 65,084
Balfour Beatty plc ............. 981 10,901
Barclays plc ................. 22,145 130,166
British Land Co. plc (The) ........ 344 1,820
CK Hutchison Holdings Ltd. ....... 3,000 25,051
Compass Group plc ............ 2,342 66,178
Entain plc ................... 56 413
HSBC Holdings plc ............ 9,622 177,043
IG Group Holdings plc .......... 1,045 21,372
Informa plc .................. 2,411 26,068
Intertek Group plc ............. 802 51,663
J Sainsbury plc ............... 11,159 49,927
Johnson Matthey plc ........... 116 3,280
Kingfisher plc ................ 334 1,313
Legal & General Group plc ....... 1,931 6,627
Lloyds Banking Group plc ........ 16,746 22,763
London Stock Exchange Group plc .. 335 43,469
NatWest Group plc ............. 4,616 36,817
Rolls-Royce Holdings plc ........ 5,336 85,865
Sage Group plc (The) ........... 2,419 28,851
Smith & Nephew plc ............ 409 6,329
Smiths Group plc .............. 1,705 58,866
Standard Chartered plc .......... 1,157 29,463
Taylor Wimpey plc ............. 34 36
Tesco plc ................... 9,386 61,567
Unilever plc .................. 707 41,370
Vodafone Group plc ............ 65,217 103,770
1,382,883
United States — 7.7%
AP Moller - Maersk A/S , Class A .... 1 2,346
AP Moller - Maersk A/S , Class B .... 4 9,477
BP plc ..................... 5,447 43,117
GSK plc .................... 1,986 52,068
Holcim AG .................. 373 34,662
InterContinental Hotels Group plc ... 293 41,893
Nestle SA (Registered) .......... 1,603 162,287
Novartis AG (Registered) ........ 1,118 165,229
Roche Holding AG ............. 537 219,678
Shell plc .................... 5,361 243,748
974,505
Total Common Stocks — 97.6%
(Cost: $ 9,201,933 ) .............................. 12,407,800
Preferred Securities
Preferred Stocks — 0.1%
Germany — 0.1%
Porsche Automobil Holding SE
(Preference) ............... 76 2,766
Total Preferred Securities — 0.1%
(Cost: $ 2,869 ) ................................. 2,766
Total Long-Term Investments — 97 .7%
(Cost: $ 9,204,802 ) .............................. 12,410,566

2026
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
April 30, 2026
BlackRock Sustainable Aware Advantage International Equity Fund

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 1.0%
(f)(g)
BlackRock Cash Funds: Institutional, SL
Agency Shares , 3.83%
(h)
....... 1,546 $ 1,546
BlackRock Liquidity Funds, T-Fund,
Institutional Class , 3.54% ...... 129,924 129,924
Total Short-Term Securities — 1 .0%
(Cost: $ 131,470 ) ................................ 131,470
Total Investments — 98.7%
(Cost: $ 9,336,272 ) .............................. 12,542,036
Other Assets Less Liabilities — 1.3% ................... 168,488
Net Assets — 100.0% .............................. $ 12,710,524
(a)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)
Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
All or a portion of this security is on loan.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
04/30/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
Shares
Held at
04/30/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ — $ 1,546
(a)
$ — $ — $ — $ 1,546 1,546 $ 2
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 472,425 — (342,501)
(a)
— — 129,924 129,924 13,479 —
$ — $ — $ 131,470 $ 13,481 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(continued)
April 30, 2026
BlackRock Sustainable Aware Advantage International Equity Fund
Schedules of Investments

Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI EAFE Index ......................................................... 1 06/19/26 $ 152 $ 1,643
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 1,643 $ — $ — $ — $ 1,643
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended April 30, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ 55,778 $ — $ — $ — $ 55,778
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ (10,613) $ — $ — $ — $ (10,613)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 176,460
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia ............................................. $ — $ 947,197 $ — $ 947,197
Austria .............................................. — 59,005 — 59,005
Belgium ............................................. — 112,330 — 112,330
Chile ............................................... — 50,971 — 50,971
China ............................................... — 20,659 — 20,659

2026
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
April 30, 2026
BlackRock Sustainable Aware Advantage International Equity Fund

See notes to financial statements.
Level 1 Level 2 Level 3 Total
Denmark ............................................. $ — $ 180,812 $ — $ 180,812
Finland .............................................. 7,506 99,015 — 106,521
France .............................................. — 1,326,386 — 1,326,386
Germany ............................................ — 1,142,065 — 1,142,065
Hong Kong ........................................... 4,254 211,410 — 215,664
Ireland .............................................. — 3,983 — 3,983
Israel ............................................... — 131,667 — 131,667
Italy ................................................ — 436,552 — 436,552
Ivory Coast ........................................... — 3,561 — 3,561
Japan ............................................... 38,760 2,819,344 — 2,858,104
Macau .............................................. — 12,589 — 12,589
Netherlands ........................................... 81,492 677,040 — 758,532
New Zealand .......................................... 6,016 15,581 — 21,597
Norway .............................................. 12,107 65,126 — 77,233
Portugal ............................................. — 39,794 — 39,794
Singapore ............................................ — 137,976 — 137,976
Spain ............................................... 57,816 533,649 — 591,465
Sweden ............................................. 81,049 242,468 — 323,517
Switzerland ........................................... 12,255 479,977 — 492,232
United Kingdom ........................................ 144,236 1,238,647 — 1,382,883
United States .......................................... 11,823 962,682 — 974,505
Preferred Securities ....................................... — 2,766 — 2,766
Short-Term Securities
Money Market Funds ...................................... 131,470 — — 131,470
$ 588,784 $ 11,953,252 $ — $ 12,542,036
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 1,643 $ — $ — $ 1,643
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
April 30, 2026
BlackRock Tactical Opportunities Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
Knollwood CDO Ltd., Series 2004-1A, Class C,
(US Prime Rate at 0.00% Floor + 3.20%),
9.95%, 01/10/39
(a) (b)
................. USD 238 $ —
Total Asset-Backed Securities — 0.0%
(Cost: $ 208,323 ) ................................. —
Shares
Shares
Common Stocks
Aerospace & Defense — 1.8%
Airbus SE .......................... 14,055 2,897,572
BAE Systems plc ..................... 130,599 3,632,423
Boeing Co. (The)
(c)
.................... 27,426 6,281,377
BWX Technologies, Inc. ................ 1,933 418,282
Carpenter Technology Corp. ............. 2,673 1,144,579
Dassault Aviation SA .................. 817 285,703
GE Aerospace ....................... 64,932 18,825,735
General Dynamics Corp. ................ 22,588 7,777,048
HEICO Corp. , Class A .................. 5,310 1,109,896
Howmet Aerospace, Inc. ................ 23,319 5,667,450
Kongsberg Gruppen ASA ............... 20,113 672,988
Kratos Defense & Security Solutions, Inc.
(c)
... 5,483 345,703
Leonardo SpA ....................... 12,737 795,372
Lockheed Martin Corp. ................. 10,946 5,669,700
Northrop Grumman Corp. ............... 3,780 2,190,434
Rheinmetall AG ...................... 1,919 3,060,442
Rocket Lab Corp.
(c) (d)
.................. 13,887 1,145,816
Rolls-Royce Holdings plc ............... 535,946 8,624,207
RTX Corp. ......................... 80,704 14,209,553
Saab AB , Class B .................... 38,163 2,316,616
Safran SA .......................... 12,672 4,069,142
Singapore Technologies Engineering Ltd. ..... 54,300 460,164
Thales SA .......................... 2,525 693,712
92,293,914
Air Freight & Logistics — 0.5%
CH Robinson Worldwide, Inc. ............ 4,662 847,598
Deutsche Post AG .................... 102,169 6,049,861
Expeditors International of Washington, Inc. ... 19,684 2,911,067
FedEx Corp. ........................ 28,675 11,564,914
United Parcel Service, Inc. , Class B ........ 58,915 6,409,952
27,783,392
Automobile Components — 0.1%
BorgWarner, Inc. ..................... 22,107 1,259,436
Cie Generale des Etablissements Michelin SCA 10,704 387,764
Continental AG
(c)
..................... 17,763 1,344,004
Denso Corp. ........................ 70,800 845,922
Mobileye Global, Inc. , Class A
(c)
........... 66,024 573,749
4,410,875
Automobiles — 0.7%
Renault SA ......................... 3,825 134,369
Stellantis NV
(c)
....................... 39,014 286,284
Tesla, Inc.
(c)
......................... 77,924 29,738,136
Toyota Motor Corp. ................... 179,700 3,449,417
33,608,206
Banks — 4.7%
ANZ Group Holdings Ltd. ............... 90,282 2,398,027
Banca Monte dei Paschi di Siena SpA ....... 195,943 2,088,697
Banco Bilbao Vizcaya Argentaria SA ........ 136,274 3,009,258
Banco BPM SpA ..................... 21,748 316,891
Banco de Sabadell SA ................. 130,163 504,642
Banco Santander SA .................. 279,580 3,411,527
Security
Shares
Shares Value
Banks (continued)
Bank Hapoalim BM ................... 43,263 $ 1,160,748
Bank Leumi Le-Israel BM ............... 49,198 1,245,430
Bank of America Corp. ................. 516,171 27,594,502
Bank of Ireland Group plc ............... 11,494 226,402
Bank of Nova Scotia (The) ............... 10,413 810,134
Barclays plc ........................ 599,047 3,521,149
BNP Paribas SA ..................... 62,709 6,585,794
BOC Hong Kong Holdings Ltd. ............ 213,000 1,225,216
BPER Banca SpA .................... 35,298 521,061
CaixaBank SA ....................... 40,389 514,086
Citigroup, Inc. ....................... 102,280 13,089,795
Citizens Financial Group, Inc. ............ 11,499 748,010
Commerzbank AG .................... 28,086 1,160,904
Commonwealth Bank of Australia .......... 70,686 8,903,374
Credit Agricole SA .................... 33,021 644,970
Danske Bank A/S ..................... 8,931 459,129
DBS Group Holdings Ltd. ............... 63,760 2,940,016
DNB Bank ASA ...................... 125,689 3,806,284
Erste Group Bank AG .................. 6,548 723,529
FinecoBank Banca Fineco SpA ........... 23,610 586,133
HSBC Holdings plc ................... 560,725 10,317,243
Huntington Bancshares, Inc. ............. 25,416 425,972
ING Groep NV ....................... 84,761 2,453,101
Intesa Sanpaolo SpA .................. 889,833 6,045,732
Israel Discount Bank Ltd. , Class A ......... 25,021 278,355
Japan Post Bank Co. Ltd. ............... 195,000 3,346,255
JPMorgan Chase & Co. ................ 130,925 41,009,638
Lloyds Banking Group plc ............... 779,216 1,059,191
Mitsubishi UFJ Financial Group, Inc. ........ 554,900 9,967,580
Mizuho Financial Group, Inc. ............. 77,150 3,317,660
National Australia Bank Ltd. .............. 20,913 604,966
NatWest Group plc .................... 514,440 4,103,110
Nordea Bank Abp .................... 180,253 3,389,638
PNC Financial Services Group, Inc. (The) .... 7,594 1,693,462
Resona Holdings, Inc. ................. 138,400 1,731,062
Skandinaviska Enskilda Banken AB , Class A .. 80,685 1,596,932
Societe Generale SA .................. 40,993 3,299,939
Standard Chartered plc ................. 43,427 1,105,861
Sumitomo Mitsui Financial Group, Inc. ....... 254,800 8,996,747
Sumitomo Mitsui Trust Group, Inc. ......... 131,800 4,406,513
Svenska Handelsbanken AB , Class A ....... 436,734 6,205,961
Swedbank AB , Class A ................. 113,856 4,024,721
Truist Financial Corp. .................. 69,185 3,563,028
UniCredit SpA ....................... 44,168 3,413,409
United Overseas Bank Ltd. .............. 15,900 452,817
US Bancorp ........................ 82,008 4,646,573
Wells Fargo & Co. .................... 206,086 16,946,452
Westpac Banking Corp. ................ 25,719 719,532
Zions Bancorp NA .................... 5,453 345,829
237,662,987
Beverages — 0.5%
Boston Beer Co., Inc. (The) , Class A
(c)
....... 185 43,852
Brown-Forman Corp. , Class A ............ 1,028 27,016
Coca-Cola Co. (The) .................. 120,147 9,462,778
Coca-Cola HBC AG ................... 12,063 703,622
Constellation Brands, Inc. , Class A ......... 11,052 1,730,522
Diageo plc ......................... 34,042 688,308
Keurig Dr Pepper, Inc. ................. 71,497 2,102,012
Monster Beverage Corp.
(c)
............... 33,951 2,616,604
PepsiCo, Inc. ....................... 36,971 5,859,534
Primo Brands Corp. , Class A ............. 61,694 1,257,324
24,491,572

2026
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
April 30, 2026
BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology — 0.9%
AbbVie, Inc. ........................ 70,331 $ 14,862,347
Alkermes plc
(c) (d)
...................... 11,987 404,082
Alnylam Pharmaceuticals, Inc.
(c)
........... 3,648 1,129,020
Amgen, Inc. ........................ 20,941 7,250,821
Ascendis Pharma A/S
(c)
................. 1,352 310,122
Biogen, Inc.
(c)
....................... 3,778 715,100
BioMarin Pharmaceutical, Inc.
(c)
........... 25,556 1,377,724
BioNTech SE , ADR
(c)
.................. 2,892 299,177
CSL Ltd. ........................... 15,750 1,421,604
Exelixis, Inc.
(c)
....................... 22,317 992,214
Genmab A/S
(c)
....................... 3,563 943,399
Gilead Sciences, Inc. .................. 44,717 5,850,772
Insmed, Inc.
(c)
....................... 4,915 670,062
Moderna, Inc.
(c)
...................... 24,861 1,142,114
Natera, Inc.
(c)
........................ 5,344 1,101,719
Neurocrine Biosciences, Inc.
(c)
............ 8,268 1,088,648
Regeneron Pharmaceuticals, Inc. .......... 6,511 4,603,668
United Therapeutics Corp.
(c)
.............. 3,099 1,770,614
Vertex Pharmaceuticals, Inc.
(c)
............ 3,809 1,627,890
47,561,097
Broadline Retail — 2.6%
Amazon.com, Inc.
(c)
................... 444,033 117,695,387
eBay, Inc. .......................... 4,849 501,774
Etsy, Inc.
(c)
......................... 9,940 639,540
MercadoLibre, Inc.
(c)
................... 896 1,606,196
Prosus NV , Class N ................... 83,347 4,035,079
Sea Ltd. , ADR, Class A
(c)
................ 37,685 3,198,703
Wesfarmers Ltd. ..................... 68,620 3,645,257
131,321,936
Building Products — 0.1%
Cie de Saint-Gobain SA ................ 5,144 471,293
Johnson Controls International plc ......... 5,018 732,778
Kingspan Group plc ................... 1,676 155,070
Nitto Boseki Co. Ltd. ................... 3,600 661,432
Trane Technologies plc ................. 3,593 1,769,696
3,790,269
Capital Markets — 2.0%
3i Group plc ........................ 27,177 945,155
Ameriprise Financial, Inc. ............... 11,624 5,518,959
Amundi SA
(b) (e)
....................... 2,815 272,088
Ares Management Corp. , Class A .......... 5,659 664,367
Blackstone, Inc. , Class A ................ 29,198 3,666,685
Charles Schwab Corp. (The) ............. 110,945 10,167,000
CME Group, Inc. , Class A ............... 18,255 5,254,154
Daiwa Securities Group, Inc. ............. 55,700 524,297
Deutsche Bank AG (Registered) ........... 195,086 6,061,134
Deutsche Boerse AG .................. 1,191 365,396
Euronext NV
(b) (e)
...................... 5,128 858,383
FactSet Research Systems, Inc. ........... 1,660 377,783
Futu Holdings Ltd. , ADR ................ 3,902 602,898
Goldman Sachs Group, Inc. (The) ......... 15,131 13,977,564
Hong Kong Exchanges & Clearing Ltd. ...... 20,300 1,081,234
Houlihan Lokey, Inc. , Class A ............. 8,938 1,383,155
Interactive Brokers Group, Inc. , Class A ...... 10,900 866,550
Intercontinental Exchange, Inc. ........... 16,918 2,674,567
Jefferies Financial Group, Inc. ............ 40,675 1,961,348
Julius Baer Group Ltd. ................. 4,236 348,186
London Stock Exchange Group plc ......... 33,898 4,398,496
Macquarie Group Ltd. .................. 36,370 6,248,083
Marex Group plc ..................... 53,311 2,844,142
Morgan Stanley ...................... 52,895 10,081,258
MSCI, Inc. , Class A ................... 2,703 1,598,581
Nasdaq, Inc. ........................ 3,518 323,339
Security
Shares
Shares Value
Capital Markets (continued)
Nomura Holdings, Inc. ................. 325,100 $ 2,603,997
Robinhood Markets, Inc. , Class A
(c)
......... 14,706 1,071,920
S&P Global, Inc. ..................... 11,035 4,758,623
SBI Holdings, Inc. .................... 29,600 597,270
Schroders plc ....................... 61,141 481,423
St. James's Place plc .................. 19,183 316,748
UBS Group AG (Registered) ............. 164,158 7,264,287
100,159,070
Chemicals — 1.2%
Air Liquide SA ....................... 7,414 1,595,051
Air Products & Chemicals, Inc. ............ 4,591 1,377,530
Albemarle Corp. ..................... 30,911 6,080,194
Arkema SA ......................... 2,623 191,437
BASF SE .......................... 34,878 2,236,956
CF Industries Holdings, Inc. .............. 10,444 1,297,145
Corteva, Inc. ........................ 156,905 12,710,874
Croda International plc ................. 3,304 128,150
Dow, Inc. .......................... 108,342 4,386,768
DuPont de Nemours, Inc. ............... 30,708 1,402,127
Ecolab, Inc. ........................ 16,267 4,239,180
Linde plc .......................... 36,253 18,167,828
LyondellBasell Industries NV , Class A ....... 34,950 2,607,270
PPG Industries, Inc. ................... 12,250 1,329,125
Sherwin-Williams Co. (The) .............. 8,388 2,697,665
Sika AG (Registered) .................. 5,137 947,603
Solstice Advanced Materials, Inc. .......... 5,009 410,487
61,805,390
Commercial Services & Supplies — 0.4%
Brambles Ltd. ....................... 41,582 677,474
Cintas Corp. ........................ 3,025 528,498
Copart, Inc.
(c)
........................ 29,475 975,917
GFL Environmental, Inc. ................ 17,498 702,058
Republic Services, Inc. , Class A ........... 27,108 5,671,536
Securitas AB , Class B .................. 21,273 357,024
Veralto Corp. ........................ 31,207 2,752,457
Waste Connections, Inc. ................ 15,857 2,611,965
Waste Management, Inc. ................ 31,834 7,402,997
21,679,926
Communications Equipment — 1.1%
Arista Networks, Inc.
(c)
................. 62,026 10,712,510
Ciena Corp.
(c)
....................... 2,172 1,145,904
Cisco Systems, Inc. ................... 244,831 22,402,036
Lumentum Holdings, Inc.
(c)
.............. 5,152 4,648,753
Motorola Solutions, Inc. ................ 28,058 12,318,304
Nokia OYJ ......................... 97,411 1,237,759
Telefonaktiebolaget LM Ericsson , Class B .... 133,944 1,597,818
54,063,084
Construction & Engineering — 0.5%
AECOM ........................... 28,213 2,372,713
API Group Corp.
(c)
.................... 34,395 1,572,539
Bouygues SA ....................... 5,267 311,489
Comfort Systems USA, Inc. .............. 2,992 5,506,028
Eiffage SA ......................... 3,884 626,212
EMCOR Group, Inc. ................... 426 379,851
Everus Construction Group, Inc.
(c)
.......... 1,084 159,814
Ferrovial SE ........................ 33,625 2,309,080
Fluor Corp.
(c)
........................ 15,524 828,205
MasTec, Inc.
(c)
....................... 9,353 3,685,550
Obayashi Corp. ...................... 27,400 644,193
Quanta Services, Inc.
(d)
................. 5,065 3,686,155
Shimizu Corp. ....................... 61,800 1,193,982
Skanska AB , Class B .................. 59,289 1,601,238
Stantec, Inc. ........................ 3,044 278,013

Schedule of Investments
(continued)
April 30, 2026
BlackRock Tactical Opportunities Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Construction & Engineering (continued)
Vinci SA ........................... 11,308 $ 1,710,023
26,865,085
Construction Materials — 0.2%
CRH plc ........................... 32,109 3,802,348
Heidelberg Materials AG ................ 6,150 1,356,956
Holcim AG ......................... 26,580 2,469,984
Vulcan Materials Co. .................. 4,475 1,350,287
8,979,575
Consumer Finance — 0.3%
Ally Financial, Inc. .................... 99,615 4,421,910
American Express Co. ................. 16,850 5,443,392
Capital One Financial Corp. .............. 22,523 4,308,650
OneMain Holdings, Inc. ................. 28,443 1,671,595
15,845,547
Consumer Staples Distribution & Retail — 1.2%
Casey's General Stores, Inc. ............. 1,002 823,794
Coles Group Ltd. ..................... 89,410 1,425,016
Costco Wholesale Corp. ................ 21,150 21,457,309
Dollar General Corp. .................. 20,619 2,389,330
Dollar Tree, Inc.
(c)
..................... 4,222 409,998
Koninklijke Ahold Delhaize NV ............ 80,404 3,776,533
Kroger Co. (The) ..................... 32,559 2,216,291
Loblaw Cos. Ltd. ..................... 28,912 1,332,845
Seven & i Holdings Co. Ltd. .............. 58,500 699,138
Sprouts Farmers Market, Inc.
(c)
............ 7,579 620,341
Sysco Corp. ........................ 16,670 1,245,416
Tesco plc .......................... 290,079 1,902,772
Walmart, Inc. ........................ 180,232 23,778,008
62,076,791
Containers & Packaging — 0.1%
Ball Corp. .......................... 5,528 337,650
International Paper Co. ................. 24,428 743,100
Smurfit WestRock plc .................. 34,139 1,310,596
2,391,346
Diversified Consumer Services — 0.0%
ADT, Inc. .......................... 7,045 53,049
Diversified REITs — 0.0%
Land Securities Group plc ............... 16,160 130,028
Diversified Telecommunication Services — 0.7%
AT&T, Inc. .......................... 240,356 6,280,502
Comcast Corp. , Class A ................ 252,403 6,824,977
Deutsche Telekom AG (Registered) ........ 208,125 6,722,572
GCI Liberty, Inc. , Class C
(c)
.............. 28 959
Liberty Global Ltd. , Class A
(c)
............. 3,545 41,051
Liberty Global Ltd. , Class C
(c)
............. 3,265 37,025
NTT, Inc. .......................... 2,295,200 2,235,666
Orange SA ......................... 49,644 1,033,705
Singapore Telecommunications Ltd. ........ 560,000 2,028,207
Telia Co. AB ........................ 429,522 2,245,131
Telstra Group Ltd. .................... 103,970 399,299
Verizon Communications, Inc. ............ 191,601 9,202,596
37,051,690
Electric Utilities — 0.8%
Acciona SA ......................... 1,051 305,928
Chubu Electric Power Co., Inc. ............ 41,800 718,913
CK Infrastructure Holdings Ltd. ............ 47,000 395,673
CLP Holdings Ltd. .................... 43,000 413,459
Constellation Energy Corp. .............. 9,930 3,108,090
Duke Energy Corp. ................... 50,146 6,496,414
Edison International ................... 68,896 4,787,583
Security
Shares
Shares Value
Electric Utilities (continued)
EDP SA ........................... 329,321 $ 1,796,210
Endesa SA ......................... 8,292 371,662
Exelon Corp. ........................ 58,504 2,690,599
Iberdrola SA ........................ 196,183 4,599,359
Kansai Electric Power Co., Inc. (The) ....... 70,900 1,135,830
NextEra Energy, Inc. .................. 69,497 6,802,366
NRG Energy, Inc. ..................... 16,954 2,637,703
PG&E Corp. ........................ 135,196 2,246,958
SSE plc ........................... 29,172 1,044,486
Terna - Rete Elettrica Nazionale ........... 33,640 404,631
Tokyo Electric Power Co. Holdings, Inc.
(c)
..... 60,700 231,094
40,186,958
Electrical Equipment — 1.9%
ABB Ltd. (Registered) .................. 173,566 17,554,421
AMETEK, Inc. ....................... 15,547 3,661,319
Bloom Energy Corp. , Class A
(c)
............ 12,500 3,542,000
Eaton Corp. plc ...................... 26,443 11,450,083
Emerson Electric Co. .................. 15,057 2,114,605
Fujikura Ltd. ........................ 79,500 3,067,348
Furukawa Electric Co. Ltd. ............... 2,900 787,602
GE Vernova, Inc. ..................... 17,416 18,869,539
Legrand SA ........................ 8,372 1,499,958
Mitsubishi Electric Corp. ................ 24,900 999,262
Nextpower, Inc. , Class A
(c) (d)
.............. 4,912 585,167
nVent Electric plc ..................... 3,390 484,431
Rockwell Automation, Inc. ............... 8,726 3,568,149
Schneider Electric SE .................. 17,120 5,447,735
Siemens Energy AG ................... 64,120 13,588,435
Vertiv Holdings Co. , Class A ............. 28,815 9,465,439
Vestas Wind Systems A/S ............... 73,039 2,245,906
98,931,399
Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp. , Class A ............... 72,470 10,672,657
Arrow Electronics, Inc.
(c)
................ 2,782 522,543
Celestica, Inc.
(c)
...................... 1,552 637,184
Coherent Corp.
(c)
..................... 5,166 1,651,622
Corning, Inc. ........................ 19,349 3,177,880
Flex Ltd.
(c)
.......................... 40,510 3,708,691
Hexagon AB , Class B .................. 105,642 1,154,133
Jabil, Inc. .......................... 6,593 2,225,072
Keysight Technologies, Inc.
(c)
............. 6,943 2,429,425
Kyocera Corp. ....................... 26,600 462,201
Murata Manufacturing Co. Ltd. ............ 171,400 5,684,353
TDK Corp. ......................... 19,800 362,031
TE Connectivity plc ................... 24,445 5,174,029
Teledyne Technologies, Inc.
(c)
............. 3,666 2,367,686
TTM Technologies, Inc.
(c)
................ 3,228 510,734
40,740,241
Energy Equipment & Services — 0.5%
Baker Hughes Co. , Class A .............. 104,539 7,283,232
Halliburton Co. ...................... 139,822 5,914,471
Saipem SpA ........................ 202,015 1,094,528
SLB Ltd. ........................... 147,934 8,414,486
TechnipFMC plc ...................... 41,951 3,170,237
25,876,954
Entertainment — 1.1%
Electronic Arts, Inc. ................... 9,804 1,984,035
Netflix, Inc.
(c)
........................ 253,002 23,683,517
Nintendo Co. Ltd. ..................... 57,800 2,827,512
ROBLOX Corp. , Class A
(c)
............... 43,151 2,384,524
Roku, Inc. , Class A
(c) (d)
................. 16,444 1,916,713
Spotify Technology SA
(c)
................ 20,386 9,103,368
Take-Two Interactive Software, Inc.
(c)
........ 4,852 1,037,164

2026
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
April 30, 2026
BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Entertainment (continued)
Walt Disney Co. (The) ................. 109,704 $ 11,381,790
Warner Bros Discovery, Inc.
(c)
............. 93,493 2,528,986
56,847,609
Financial Services — 1.5%
Affirm Holdings, Inc. , Class A
(c)
............ 6,213 399,372
Berkshire Hathaway, Inc. , Class B
(c)
........ 69,957 33,131,635
Block, Inc. , Class A
(c)
.................. 14,789 1,042,772
Edenred SE ........................ 5,256 131,632
Essent Group Ltd. .................... 30,849 1,866,982
EXOR NV .......................... 4,263 334,404
Fidelity National Information Services, Inc. .... 48,533 2,258,241
Groupe Bruxelles Lambert NV ............ 12,752 1,191,243
M&G plc ........................... 76,477 314,317
Mastercard, Inc. , Class A ................ 30,649 15,413,995
MGIC Investment Corp. ................ 9,484 251,136
ORIX Corp. ......................... 127,000 4,274,374
Rocket Cos., Inc. , Class A
(c)
.............. 45,372 663,339
Visa, Inc. , Class A .................... 44,320 14,618,509
75,891,951
Food Products — 0.4%
Archer-Daniels-Midland Co. .............. 19,516 1,454,723
Bunge Global SA ..................... 9,745 1,238,297
Chocoladefabriken Lindt & Spruengli AG ..... 113 1,384,751
Chocoladefabriken Lindt & Spruengli AG
(Registered) ...................... 7 903,948
Conagra Brands, Inc. .................. 100,838 1,447,025
Danone SA ......................... 3,673 287,772
Flowers Foods, Inc. ................... 4,004 36,276
General Mills, Inc. .................... 13,127 463,514
Hershey Co. (The) .................... 4,263 791,810
Kerry Group plc , Class A ................ 1,829 155,005
Kraft Heinz Co. (The) .................. 63,551 1,440,066
Lamb Weston Holdings, Inc. ............. 19,261 838,817
Mowi ASA .......................... 14,597 323,867
Nestle SA (Registered) ................. 109,951 11,131,400
Tyson Foods, Inc. , Class A .............. 7,137 457,268
22,354,539
Gas Utilities — 0.0%
Brookfield Infrastructure Corp. , Class A ...... 10,595 391,945
MDU Resources Group, Inc. ............. 4,340 97,780
Snam SpA ......................... 47,547 374,929
864,654
Ground Transportation — 0.5%
Canadian National Railway Co. ........... 6,978 783,769
Canadian Pacific Kansas City Ltd. ......... 18,157 1,579,172
CSX Corp. ......................... 39,348 1,787,580
Norfolk Southern Corp. ................. 8,519 2,690,556
TFI International, Inc. .................. 6,064 867,670
Uber Technologies, Inc.
(c)
............... 81,405 6,073,627
Union Pacific Corp. ................... 44,480 11,986,470
XPO, Inc.
(c)
......................... 3,721 819,104
26,587,948
Health Care Equipment & Supplies — 0.4%
Abbott Laboratories ................... 35,798 3,250,100
Boston Scientific Corp.
(c)
................ 91,593 5,276,673
EssilorLuxottica SA ................... 6,569 1,390,458
Intuitive Surgical, Inc.
(c)
................. 7,803 3,570,731
Masimo Corp.
(c)
...................... 28 4,996
Medtronic plc ....................... 28,956 2,344,567
Penumbra, Inc.
(c)
..................... 571 186,420
STERIS plc ......................... 5,361 1,162,694
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Stryker Corp. ....................... 3,869 $ 1,219,238
18,405,877
Health Care Providers & Services — 0.8%
Cardinal Health, Inc. ................... 22,483 4,336,521
Centene Corp.
(c)
..................... 48,081 2,581,469
CVS Health Corp. .................... 22,637 1,885,436
Elevance Health, Inc. .................. 6,548 2,464,798
Encompass Health Corp. ............... 36,239 3,623,900
HCA Healthcare, Inc. .................. 6,901 2,998,139
Humana, Inc. ....................... 3,882 917,860
McKesson Corp. ..................... 6,657 5,426,786
Tenet Healthcare Corp.
(c)
................ 9,758 1,728,337
UnitedHealth Group, Inc. ................ 38,692 14,334,612
Universal Health Services, Inc. , Class B ..... 8,191 1,378,300
41,676,158
Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc. ........ 39,023 1,580,822
Medical Properties Trust, Inc. ............. 12,685 62,664
Welltower, Inc. ....................... 5,613 1,219,929
2,863,415
Health Care Technology — 0.0%
(c)
Certara, Inc. ........................ 2,605 15,969
Doximity, Inc. , Class A ................. 14,307 349,663
Waystar Holding Corp. ................. 24,467 522,982
888,614
Hotels, Restaurants & Leisure — 0.7%
Airbnb, Inc. , Class A
(c)
.................. 32,101 4,505,696
Aristocrat Leisure Ltd. .................. 101,075 3,477,535
Booking Holdings, Inc. ................. 64,449 10,850,634
Brinker International, Inc.
(c)
.............. 4,636 705,785
Carnival Corp. ....................... 95,926 2,542,998
Chipotle Mexican Grill, Inc. , Class A
(c)
....... 38,344 1,303,313
Compass Group plc ................... 10,391 293,619
Domino's Pizza, Inc. ................... 1,731 587,536
DraftKings, Inc. , Class A
(c)
............... 20,770 484,356
Evolution AB
(b) (e)
...................... 4,932 347,586
Expedia Group, Inc. ................... 14,801 3,676,124
Galaxy Entertainment Group Ltd. .......... 150,000 639,955
Las Vegas Sands Corp. ................ 29,381 1,604,496
McDonald's Corp. .................... 4,644 1,363,432
Restaurant Brands International, Inc. ........ 5,823 469,878
Royal Caribbean Cruises Ltd. ............ 4,773 1,258,927
Viking Holdings Ltd.
(c)
.................. 30,775 2,520,780
Wendy's Co. (The) .................... 3,698 25,738
36,658,388
Household Durables — 0.6%
Barratt Redrow plc .................... 63,317 215,642
Berkeley Group Holdings plc
(c)
............ 7,381 321,365
DR Horton, Inc. ...................... 3,051 469,427
Garmin Ltd. ......................... 4,778 1,199,947
Lennar Corp. , Class B ................. 237 20,946
Meritage Homes Corp. ................. 21,457 1,444,914
NVR, Inc.
(c)
......................... 56 353,689
Panasonic Holdings Corp. ............... 451,900 9,243,981
Persimmon plc ...................... 7,491 108,016
Sekisui House Ltd. .................... 130,700 2,845,860
Sony Group Corp. .................... 512,800 10,274,118
Taylor Morrison Home Corp. , Class A
(c)
...... 17,354 1,054,082
Taylor Wimpey plc .................... 237,023 250,722
Toll Brothers, Inc. ..................... 5,666 805,365
28,608,074

Schedule of Investments
(continued)
April 30, 2026
BlackRock Tactical Opportunities Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Household Products — 0.4%
Procter & Gamble Co. (The) ............. 111,238 $ 16,361,997
Reckitt Benckiser Group plc .............. 12,262 780,214
Reynolds Consumer Products, Inc. ......... 1,148 24,074
Unicharm Corp. ...................... 139,700 813,902
17,980,187
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) ..................... 6,622 95,688
RWE AG .......................... 56,094 4,084,349
Vistra Corp. ........................ 14,556 2,297,519
6,477,556
Industrial Conglomerates — 1.1%
3M Co. ............................ 115,965 16,991,192
Hitachi Ltd. ......................... 175,700 5,586,970
Honeywell International, Inc. ............. 97,344 20,863,739
Keppel Ltd. ......................... 140,900 1,206,023
Siemens AG (Registered) ............... 41,838 12,432,629
57,080,553
Industrial REITs — 0.0%
Prologis, Inc. ........................ 6,429 913,047
Segro plc .......................... 25,857 244,917
1,157,964
Insurance — 1.9%
Admiral Group plc .................... 6,668 306,502
Aegon Ltd. ......................... 212,757 1,763,033
Aflac, Inc. .......................... 10,259 1,166,141
Ageas SA .......................... 56,228 4,406,291
AIA Group Ltd. ...................... 1,124,600 12,346,724
Allianz SE (Registered) ................. 23,048 10,526,771
Allstate Corp. (The) ................... 21,912 4,760,601
Arch Capital Group Ltd.
(c)
............... 7,862 742,645
ASR Nederland NV ................... 27,222 2,067,769
Assured Guaranty Ltd. ................. 1,073 87,879
Aviva plc .......................... 54,576 462,873
AXA SA ........................... 79,982 3,855,556
Brighthouse Financial, Inc.
(c)
............. 1,281 79,755
Chubb Ltd. ......................... 10,592 3,463,584
CNA Financial Corp. ................... 476 22,957
Daiichi Life Group, Inc. ................. 536,300 4,910,195
Helvetia Baloise Holding AG
(c)
............ 356 97,610
Japan Post Holdings Co. Ltd. ............. 673,300 7,808,301
MetLife, Inc. ........................ 35,762 2,864,536
MS&AD Insurance Group Holdings, Inc. ..... 93,900 2,414,553
Muenchener Rueckversicherungs-Gesellschaft
AG (Registered) ................... 4,869 2,912,500
NN Group NV ....................... 48,263 4,224,645
Progressive Corp. (The) ................ 16,788 3,379,089
Prudential plc ....................... 74,445 1,121,853
QBE Insurance Group Ltd. .............. 73,883 1,196,748
Reinsurance Group of America, Inc. ........ 4,437 938,248
RLI Corp. .......................... 1,770 91,633
Sampo OYJ , Class A .................. 80,647 838,022
Sompo Holdings, Inc. .................. 75,600 2,813,486
Tokio Marine Holdings, Inc. .............. 52,000 2,381,432
Travelers Cos., Inc. (The) ............... 18,846 5,750,668
Tryg A/S ........................... 72,120 1,732,943
White Mountains Insurance Group Ltd. ...... 54 120,527
Zurich Insurance Group AG .............. 7,636 5,323,974
96,980,044
Interactive Media & Services — 4.7%
Alphabet, Inc. , Class A ................. 257,738 99,177,582
Alphabet, Inc. , Class C ................. 214,016 81,741,271
Autotrader Group plc
(b) (e)
................ 15,459 103,992
Security
Shares
Shares Value
Interactive Media & Services (continued)
LY Corp. ........................... 263,500 $ 693,065
Meta Platforms, Inc. , Class A ............. 88,864 54,376,770
Reddit, Inc. , Class A
(c)
.................. 7,750 1,141,032
237,233,712
IT Services — 0.7%
Accenture plc , Class A ................. 35,087 6,270,398
Capgemini SE ....................... 2,296 279,231
CGI, Inc. , Class A .................... 5,104 334,079
Cloudflare, Inc. , Class A
(c)
............... 4,623 947,576
Fujitsu Ltd. ......................... 157,000 3,151,202
Gartner, Inc.
(c)
....................... 9,697 1,439,908
GoDaddy, Inc. , Class A
(c)
................ 10,331 896,628
International Business Machines Corp. ...... 44,687 10,321,803
NEC Corp. ......................... 131,200 3,489,922
Nomura Research Institute Ltd. ........... 18,100 488,515
Obic Co. Ltd. ........................ 26,000 690,902
Otsuka Corp. ....................... 37,400 692,433
Snowflake, Inc. , Class A
(c)
............... 9,921 1,353,919
VeriSign, Inc. ....................... 14,382 3,863,868
Wix.com Ltd.
(c)
....................... 10,888 813,225
35,033,609
Leisure Products — 0.0%
Hasbro, Inc. ........................ 18,107 1,735,375
Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc. ............... 6,308 728,889
Danaher Corp. ...................... 19,214 3,438,345
Eurofins Scientific SE .................. 3,330 231,476
Illumina, Inc.
(c)
....................... 2,910 368,814
Lonza Group AG (Registered) ............ 3,193 1,963,125
Mettler-Toledo International, Inc.
(c)
.......... 702 896,180
QIAGEN NV ........................ 33,014 1,141,624
Sartorius Stedim Biotech ................ 989 182,779
Thermo Fisher Scientific, Inc. ............. 13,831 6,624,496
15,575,728
Machinery — 1.0%
Alfa Laval AB ....................... 10,087 607,028
Atlas Copco AB , Class A ................ 73,405 1,410,671
Caterpillar, Inc. ...................... 17,831 15,871,552
Epiroc AB , Class A .................... 16,842 486,219
IHI Corp. .......................... 50,100 915,105
Illinois Tool Works, Inc. ................. 19,548 5,043,580
Kawasaki Heavy Industries Ltd. ........... 16,900 347,437
Kone OYJ , Class B ................... 8,787 558,957
Kubota Corp. ....................... 60,800 992,527
Mitsubishi Heavy Industries Ltd. ........... 200,700 5,990,072
Otis Worldwide Corp. .................. 17,716 1,379,722
Parker-Hannifin Corp. .................. 10,272 9,341,562
Sandvik AB ......................... 46,635 1,961,801
Schindler Holding AG .................. 3,701 1,293,938
Techtronic Industries Co. Ltd. ............. 30,500 442,241
Toyota Industries Corp.
(c)
................ 1,500 195,408
Volvo AB , Class B .................... 13,523 471,368
Xylem, Inc. ......................... 12,727 1,503,822
Yaskawa Electric Corp. ................. 8,500 301,410
49,114,420
Marine Transportation — 0.1%
AP Moller - Maersk A/S , Class B ........... 689 1,632,373
Mitsui OSK Lines Ltd. .................. 55,100 2,081,357
Nippon Yusen KK ..................... 32,000 1,150,038
4,863,768

2026
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
April 30, 2026
BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Media — 0.2%
Charter Communications, Inc. , Class A
(c)
..... 7,316 $ 1,208,384
EchoStar Corp. , Class A
(c)
............... 12,474 1,536,048
Fox Corp. , Class A .................... 38,068 2,416,937
Fox Corp. , Class B .................... 13,232 754,489
Informa plc ......................... 53,512 578,578
News Corp. , Class B .................. 2,426 73,944
Publicis Groupe SA ................... 3,902 364,593
Trade Desk, Inc. (The) , Class A
(c)
.......... 53,851 1,270,345
WPP plc ........................... 13,380 48,443
8,251,761
Metals & Mining — 0.4%
Anglo American plc ................... 25,197 1,246,873
Antofagasta plc ...................... 12,120 587,792
ArcelorMittal SA ...................... 82,865 4,810,748
Barrick Mining Corp. ................... 22,403 880,221
Fortescue Ltd. ....................... 141,230 2,035,558
Glencore plc ........................ 246,847 1,918,455
Newmont Corp. ...................... 57,847 6,426,223
Nippon Steel Corp. .................... 176,500 649,785
Rio Tinto plc ........................ 14,660 1,476,798
thyssenkrupp AG ..................... 107,555 1,280,023
21,312,476
Multi-Utilities — 0.3%
Centrica plc ........................ 95,180 278,201
E.ON SE .......................... 225,804 5,006,131
Engie SA .......................... 148,054 4,880,240
National Grid plc ..................... 98,370 1,760,880
Sempra ........................... 34,580 3,289,250
Veolia Environnement SA ............... 22,574 954,636
16,169,338
Office REITs — 0.0%
Gecina SA ......................... 1,657 140,090
Highwoods Properties, Inc. .............. 2,228 54,163
Keppel REIT ........................ 15,655 11,022
205,275
Oil, Gas & Consumable Fuels — 2.2%
BP plc ............................ 674,552 5,339,642
Chevron Corp. ....................... 116,649 22,549,418
Chord Energy Corp. ................... 9,149 1,332,094
ConocoPhillips ...................... 28,298 3,559,323
Coterra Energy, Inc. ................... 22,689 814,762
Devon Energy Corp. ................... 73,227 3,761,671
Enbridge, Inc. ....................... 9,858 546,768
ENEOS Holdings, Inc. ................. 667,600 5,606,828
Eni SpA ........................... 56,546 1,598,918
EOG Resources, Inc. .................. 40,454 5,686,619
Equinor ASA ........................ 7,511 305,677
Exxon Mobil Corp. .................... 182,768 28,206,586
Frontline plc ........................ 11,222 409,491
HF Sinclair Corp. ..................... 8,136 546,821
Inpex Corp. ......................... 31,900 831,639
Kinder Morgan, Inc. ................... 239,989 7,888,438
Marathon Petroleum Corp. .............. 8,720 2,165,089
Matador Resources Co. ................ 939 59,570
Repsol SA ......................... 16,670 447,776
Santos Ltd. ......................... 349,821 2,015,457
Shell plc ........................... 196,686 8,942,684
Targa Resources Corp. ................. 7,816 2,032,785
TotalEnergies SE ..................... 42,288 3,931,666
Valero Energy Corp. ................... 5,666 1,431,118
Woodside Energy Group Ltd. ............. 52,756 1,261,272
111,272,112
Security
Shares
Shares Value
Paper & Forest Products — 0.2%
Louisiana-Pacific Corp. ................. 145,833 $ 10,527,684
Passenger Airlines — 0.1%
Joby Aviation, Inc. , Class A
(c)
............. 113,621 1,044,177
Qantas Airways Ltd. ................... 133,529 816,449
Singapore Airlines Ltd. ................. 110,300 546,286
United Airlines Holdings, Inc.
(c)
............ 22,298 2,006,820
4,413,732
Personal Care Products — 0.1%
Kao Corp. .......................... 20,200 752,750
Kenvue, Inc. ........................ 62,270 1,091,593
L'Oreal SA ......................... 3,213 1,383,804
Unilever plc ......................... 39,140 2,282,455
5,510,602
Pharmaceuticals — 2.9%
AstraZeneca plc ..................... 62,200 11,800,731
Bristol-Myers Squibb Co. ................ 133,006 8,058,834
Chugai Pharmaceutical Co. Ltd. ........... 7,000 373,306
Daiichi Sankyo Co. Ltd. ................. 15,700 255,032
Eli Lilly & Co. ....................... 36,383 34,003,552
Galderma Group AG ................... 4,633 971,973
GSK plc ........................... 67,995 1,782,657
Haleon plc ......................... 83,811 387,028
Ipsen SA .......................... 1,672 328,384
Johnson & Johnson ................... 137,232 31,542,775
Merck & Co., Inc. ..................... 89,888 9,813,972
Novartis AG (Registered) ............... 93,101 13,759,366
Novo Nordisk A/S , Class B .............. 169,601 7,214,142
Otsuka Holdings Co. Ltd. ............... 11,700 852,722
Pfizer, Inc. ......................... 328,033 8,758,481
Roche Holding AG .................... 28,105 11,460,837
Sanofi SA .......................... 21,718 2,032,294
Teva Pharmaceutical Industries Ltd. , ADR
(c)
... 20,067 703,750
UCB SA
(c)
.......................... 2,482 675,827
Viatris, Inc. ......................... 26,237 391,981
Zoetis, Inc. , Class A ................... 15,496 1,781,575
146,949,219
Professional Services — 0.8%
Automatic Data Processing, Inc. ........... 17,100 3,624,174
BayCurrent, Inc. ..................... 10,500 338,143
Booz Allen Hamilton Holding Corp. , Class A ... 15,096 1,174,016
Broadridge Financial Solutions, Inc. ........ 4,080 628,238
Bureau Veritas SA .................... 30,549 936,124
CACI International, Inc. , Class A
(c)
.......... 2,005 1,041,678
Clarivate plc
(c)
....................... 8,615 24,725
Computershare Ltd. ................... 19,525 428,948
Equifax, Inc. ........................ 6,289 1,093,909
Experian plc ........................ 61,889 2,264,460
Genpact Ltd. ........................ 10,248 356,118
Jacobs Solutions, Inc. .................. 19,308 2,498,648
Leidos Holdings, Inc. .................. 33,054 4,932,318
Planet Labs PBC , Class A
(c)
.............. 20,797 768,865
Recruit Holdings Co. Ltd. ............... 87,600 4,058,067
RELX plc .......................... 38,774 1,413,946
SGS SA (Registered) .................. 35,947 3,894,861
SS&C Technologies Holdings, Inc. ......... 21,184 1,468,051
Thomson Reuters Corp. ................ 41,823 4,000,796
Verisk Analytics, Inc. , Class A ............. 10,348 1,909,103
Wolters Kluwer NV .................... 24,574 1,917,889
38,773,077
Real Estate Management & Development — 0.2%
CK Asset Holdings Ltd. ................. 84,500 532,287
Daito Trust Construction Co. Ltd. .......... 28,500 641,051

Schedule of Investments
(continued)
April 30, 2026
BlackRock Tactical Opportunities Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Real Estate Management & Development (continued)
Daiwa House Industry Co. Ltd. ............ 57,400 $ 1,751,329
Henderson Land Development Co. Ltd. ...... 76,000 300,406
Howard Hughes Holdings, Inc.
(c)
........... 654 40,725
Nomura Real Estate Holdings, Inc. ......... 172,600 1,126,086
Sun Hung Kai Properties Ltd. ............. 43,500 761,558
Tokyo Tatemono Co. Ltd. ................ 45,700 1,051,593
Tokyu Fudosan Holdings Corp. ............ 104,900 893,132
Vonovia SE ......................... 54,042 1,456,065
8,554,232
Residential REITs — 0.0%
Invitation Homes, Inc. .................. 36,644 1,054,248
Retail REITs — 0.0%
Simon Property Group, Inc. .............. 5,212 1,061,736
Semiconductors & Semiconductor Equipment — 10.2%
Advanced Micro Devices, Inc.
(c)
........... 71,159 25,225,154
Advantest Corp. ...................... 30,700 5,732,260
Analog Devices, Inc. ................... 29,290 11,782,195
Applied Materials, Inc. ................. 39,767 15,687,684
ARM Holdings plc , ADR
(c)
............... 29,987 6,306,866
ASM International NV .................. 491 480,334
ASML Holding NV .................... 18,064 26,112,348
Astera Labs, Inc.
(c)
.................... 8,639 1,682,359
Broadcom, Inc. ...................... 210,161 87,727,506
Disco Corp. ......................... 1,500 713,674
First Solar, Inc.
(c)
..................... 6,229 1,257,573
Infineon Technologies AG ............... 14,334 964,038
Intel Corp.
(c)
........................ 216,186 20,425,253
Kioxia Holdings Corp.
(c)
................. 14,000 3,387,421
KLA Corp. .......................... 4,554 7,971,094
Lam Research Corp. .................. 59,884 15,441,688
Lasertec Corp. ...................... 1,300 359,292
Marvell Technology, Inc. ................ 20,995 3,467,324
Microchip Technology, Inc. ............... 16,101 1,495,944
Micron Technology, Inc. ................. 53,826 27,836,654
Nova Ltd.
(c)
......................... 1,113 556,979
NVIDIA Corp. ....................... 1,056,008 210,747,517
NXP Semiconductors NV ............... 1,621 475,909
Onto Innovation, Inc.
(c)
................. 8,912 2,629,575
Qnity Electronics, Inc. .................. 8,780 1,234,995
QUALCOMM, Inc. .................... 66,137 11,876,882
Skyworks Solutions, Inc. ................ 53,289 3,739,289
STMicroelectronics NV ................. 40,167 2,188,138
Teradyne, Inc. ....................... 2,746 943,169
Texas Instruments, Inc. ................. 42,006 11,807,046
Tokyo Electron Ltd. ................... 26,700 7,868,031
Tower Semiconductor Ltd.
(c)
.............. 2,781 614,740
518,738,931
Software — 3.9%
Adobe, Inc.
(c)
........................ 27,979 6,885,632
AppLovin Corp. , Class A
(c)
............... 6,958 3,105,703
Autodesk, Inc.
(c)
...................... 2,337 553,869
Check Point Software Technologies Ltd.
(c)
.... 10,776 1,211,977
Crowdstrike Holdings, Inc. , Class A
(c)
........ 10,001 4,457,946
CyberArk Software, Inc.
(c)
............... 1,498 67,410
Dassault Systemes SE ................. 19,548 440,487
Datadog, Inc. , Class A
(c)
................ 9,133 1,207,291
Elastic NV
(c)
........................ 20,074 932,036
Fortinet, Inc.
(c)
....................... 4,429 373,409
Guidewire Software, Inc.
(c)
............... 3,570 494,052
Intuit, Inc. .......................... 9,921 3,854,309
Microsoft Corp. ...................... 308,334 125,732,439
Nebius Group NV , Class A
(c)
.............. 9,036 1,249,046
Oracle Corp. ........................ 55,451 8,949,237
Security
Shares
Shares Value
Software (continued)
Palantir Technologies, Inc. , Class A
(c)
........ 102,753 $ 14,293,970
Palo Alto Networks, Inc.
(c)
............... 12,144 2,177,662
Rubrik, Inc. , Class A
(c)
.................. 15,532 825,992
Sage Group plc (The) .................. 14,841 177,003
Salesforce, Inc. ...................... 39,823 7,029,954
SAP SE ........................... 42,192 7,083,750
ServiceNow, Inc.
(c)
.................... 68,712 6,067,957
Unity Software, Inc.
(c)
.................. 14,777 390,408
Xero Ltd.
(c)
......................... 36,230 2,127,723
Zscaler, Inc.
(c)
....................... 3,224 421,312
200,110,574
Specialized REITs — 0.2%
American Tower Corp. ................. 3,388 619,021
CubeSmart ......................... 32,184 1,302,808
Digital Realty Trust, Inc. ................ 23,025 4,626,644
Equinix, Inc. ........................ 1,590 1,721,700
8,270,173
Specialty Retail — 0.5%
AutoZone, Inc.
(c)
..................... 375 1,389,011
CarMax, Inc.
(c)
....................... 16,009 629,314
Carvana Co. , Class A
(c)
................. 3,845 1,521,851
Fast Retailing Co. Ltd. ................. 2,700 1,271,012
Home Depot, Inc. (The) ................ 23,381 7,687,673
Industria de Diseno Textil SA ............. 6,540 391,423
Lithia Motors, Inc. , Class A .............. 5,817 1,687,628
Lowe's Cos., Inc. ..................... 3,606 861,077
O'Reilly Automotive, Inc.
(c)
............... 5,475 544,215
Ross Stores, Inc. ..................... 11,492 2,617,763
TJX Cos., Inc. (The) ................... 56,017 8,780,665
27,381,632
Technology Hardware, Storage & Peripherals — 3.9%
Apple, Inc. ......................... 645,572 175,175,962
Canon, Inc. ......................... 72,000 1,852,312
Dell Technologies, Inc. , Class C ........... 19,484 4,071,182
FUJIFILM Holdings Corp. ............... 20,900 384,636
Hewlett Packard Enterprise Co. ........... 13,024 374,700
Logitech International SA (Registered) ....... 6,923 683,387
Sandisk Corp.
(c)
...................... 6,512 7,140,473
Seagate Technology Holdings plc .......... 2,743 1,847,795
Western Digital Corp. .................. 11,432 4,967,433
196,497,880
Textiles, Apparel & Luxury Goods — 0.1%
Cie Financiere Richemont SA (Registered) .... 2,309 443,137
Hermes International SCA ............... 991 1,895,884
LVMH Moet Hennessy Louis Vuitton SE ...... 7,717 4,122,495
6,461,516
Tobacco — 0.8%
Altria Group, Inc. ..................... 189,735 13,784,248
British American Tobacco plc ............. 100,472 5,917,281
Imperial Brands plc ................... 56,701 2,154,222
Japan Tobacco, Inc. ................... 230,900 8,602,119
Philip Morris International, Inc. ............ 67,157 11,085,606
41,543,476
Trading Companies & Distributors — 0.3%
AerCap Holdings NV .................. 59,632 8,480,267
Bunzl plc .......................... 4,065 134,007
ITOCHU Corp. ...................... 178,400 2,210,931
Mitsubishi Corp. ...................... 50,600 1,620,548
Mitsui & Co. Ltd. ..................... 34,500 1,295,335
Sumitomo Corp. ..................... 44,700 1,662,044

2026
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
April 30, 2026
BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Trading Companies & Distributors (continued)
Sunbelt Rentals Holdings, Inc. ............ 17,651 $ 1,326,720
16,729,852
Transportation Infrastructure — 0.0%
Aena SME SA
(b) (e)
..................... 9,660 263,840
Transurban Group
(f)
................... 62,173 630,108
893,948
Water Utilities — 0.0%
Essential Utilities, Inc. .................. 8,739 333,830
Severn Trent plc ..................... 10,850 482,323
United Utilities Group plc ................ 26,318 521,944
1,338,097
Wireless Telecommunication Services — 0.5%
KDDI Corp. ......................... 237,900 3,893,124
Millicom International Cellular SA .......... 12,227 1,037,828
SoftBank Corp. ...................... 3,840,400 5,405,245
SoftBank Group Corp. ................. 211,800 7,234,839
Tele2 AB , Class B .................... 47,376 972,125
T-Mobile US, Inc. ..................... 39,629 7,747,470
Vodafone Group plc ................... 229,050 364,452
26,655,083
Total Common Stocks — 67 .8%
(Cost: $ 2,581,140,213 ) ............................ 3,453,317,178
Beneficial Interest
(000)
Other Interests
(g)
Capital Markets — 0.0%
(c)(h)(i)
Lehman Brothers Holdings, Inc. ........... USD 190 —
Lehman Brothers Holdings, Inc., Capital Trust VII 110 —
Total Other Interests — 0.0%
(Cost: $ — ) ..................................... —
Shares
Shares
Preferred Securities
Preferred Stocks — 0.0%
Household Products — 0.0%
Henkel AG & Co. KGaA (Preference) ........ 8,782 639,049
Total Preferred Securities — 0.0%
(Cost: $ 716,544 ) ................................. 639,049
Security
Shares
Shares Value
Rights
Biotechnology — 0.0%
Mirati Therapeutics, Inc., CVR
(c) (i)
.......... 1,004 $ 793
Consumer Staples Distribution & Retail — 0.0%
Walgreens Boots Alliance, Inc., CVR
(c) (i)
..... 15,344 8,132
Health Care Equipment & Supplies — 0.0%
(c)
ABIOMED, Inc., CVR
(i)
................. 843 1,273
Hologic, Inc., CVR .................... 7,866 79
1,352
Total Rights — 0.0%
(Cost: $ 9,774 ) .................................. 10,277
Total Long-Term Investments — 67.8%
(Cost: $ 2,582,074,854 ) ............................ 3,453,966,504
Short-Term Securities
Money Market Funds — 5.4%
(j)(k)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.83%
(l)
.................... 3,012,033 3,012,938
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 3.54% ..................... 272,289,469 272,289,469
Total Money Market Funds — 5 .4%
(Cost: $ 275,302,251 ) .............................. 275,302,407
Par (000)
Pa r (000)
U.S. Treasury Obligations — 8.9%
U.S. Treasury Bills
(m)
5.34% , 06/09/26 ................... USD 153,973 153,372,942
3.62% , 07/21/26 ................... 117,058 116,114,868
3.64% , 08/11/26 ................... 187,700 185,782,404
Total U.S. Treasury Obligations — 8 .9%
(Cost: $ 455,273,107 ) .............................. 455,270,214
Total Short-Term Securities — 14.3%
(Cost: $ 730,575,358 ) .............................. 730,572,621
Total Investments — 82 .1%
(Cost: $ 3,312,650,212 ) ............................ 4,184,539,125
Other Assets Less Liabilities — 17.9% ................... 913,391,529
Net Assets — 100.0% ...............................
$ 5,097,930,654
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Non-income producing security.
(d)
All or a portion of this security is on loan.
(e)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(g)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(h)
Issuer filed for bankruptcy and/or is in default.
(i)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(j)
Affiliate of the Fund.
(k)
Annualized 7-day yield as of period end.
(l)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(m)
Rates are discount rates or a range of discount rates as of period end.

Schedule of Investments
(continued)
April 30, 2026
BlackRock Tactical Opportunities Fund
Schedules of Investments

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
04/30/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
Shares
Held at
04/30/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 264,167 $ 2,749,500
(a)
$ — $ (860) $ 131 $ 3,012,938 3,012,033 $ 11,386
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 120,489,795 151,799,674
(a)
— — — 272,289,469 272,289,469 4,584,122 —
$ (860) $ 131 $ 275,302,407 $ 4,595,508 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

2026
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
April 30, 2026
BlackRock Tactical Opportunities Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
CAC 40 Index ............................................................ 4,676 05/15/26 $ 443,417 $ (4,623,034)
IFSC NIFTY 50 Index ....................................................... 1,635 05/26/26 79,393 813,554
Euro-Bund .............................................................. 5,470 06/08/26 804,794 (1,016,552)
TOPIX Index ............................................................. 1,309 06/11/26 314,367 6,711,663
Australia 10-Year Bond ...................................................... 26,722 06/15/26 2,059,732 (17,334,055)
FTSE/JSE Top 40 Index ..................................................... 1,730 06/18/26 112,311 (1,880,449)
S&P 500 E-Mini Index ....................................................... 504 06/18/26 182,543 12,537,958
DAX Index .............................................................. 130 06/19/26 93,021 1,819,676
FTSE 100 Index ........................................................... 1,625 06/19/26 229,815 1,913,162
FTSE/MIB Index ........................................................... 247 06/19/26 69,100 3,463,806
MSCI EAFE Index ......................................................... 624 06/19/26 95,038 4,642,731
WIG20 Index ............................................................. 387 06/19/26 7,328 (165,026)
SET50 Index ............................................................. 8,712 06/29/26 52,259 928,322
7,811,756
Short Contracts
IBEX 35 Index ............................................................ 360 05/15/26 75,265 1,245,172
OMX Stockholm 30 Index .................................................... 27,008 05/15/26 902,986 2,067,217
MSCI Singapore Index ...................................................... 4,134 05/28/26 143,851 (998,283)
Euro-BTP ............................................................... 2,101 06/08/26 288,404 5,892,221
Euro-Bund .............................................................. 2,788 06/08/26 410,195 6,982,196
Euro-Buxl ............................................................... 1,192 06/08/26 152,462 1,599,748
Euro-OAT ............................................................... 586 06/08/26 82,029 (2,291)
Japan 10-Year Bond ........................................................ 919 06/15/26 758,774 13,735,617
Nasdaq-100 E-Mini Index ..................................................... 511 06/18/26 282,031 (28,845,257)
S&P 500 E-Mini Index ....................................................... 50 06/18/26 18,109 (7,288)
S&P/TSX 60 Index ......................................................... 153 06/18/26 44,699 (701,843)
SPI 200 Index ............................................................ 4,656 06/18/26 726,397 4,254,080
U.S. Treasury 10-Year Note ................................................... 11,770 06/18/26 1,301,137 1,847,674
U.S. Treasury Ultra Bond ..................................................... 5,069 06/18/26 582,143 25,281,514
Canada 10-Year Bond ....................................................... 15,779 06/19/26 1,383,850 7,580,514
EURO STOXX 50 Index ..................................................... 444 06/19/26 30,432 (765,287)
MSCI EAFE Index ......................................................... 5,743 06/19/26 874,688 (42,232,160)
Long Gilt ................................................................ 2,794 06/26/26 329,210 1,408,539
U.S. Treasury 2-Year Note .................................................... 600 06/30/26 124,275 (14,114)
U.S. Treasury 5-Year Note .................................................... 203 06/30/26 21,888 (2,908)
(1,674,939)
$ 6,136,817
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
AUD 25,644,000 USD 18,209,810 Goldman Sachs International 06/17/26 $ 237,012
AUD 27,478,000 USD 19,394,239 HSBC Bank plc 06/17/26 371,857
AUD 131,287,018 USD 92,577,566 Morgan Stanley & Co. International plc 06/17/26 1,862,779
AUD 364,714,340 USD 257,632,094 Standard Chartered Bank 06/17/26 4,722,468
BRL 170,964,000 USD 32,031,721 BNP Paribas SA 06/17/26 2,105,906
BRL 84,064,000 USD 16,302,088 HSBC Bank plc 06/17/26 483,583
CAD 226,226,177 USD 166,222,388 BNP Paribas SA 06/17/26 640,006
CAD 33,344,000 USD 24,419,676 Citibank NA 06/17/26 174,559
CLP 26,159,670,000 USD 28,326,659 Morgan Stanley & Co. International plc 06/17/26 747,223
CLP 25,452,152,000 USD 27,839,379 Toronto Dominion Bank 06/17/26 448,168
EUR 23,589,000 USD 27,493,598 BNP Paribas SA 06/17/26 249,494
EUR 75,118,000 USD 87,777,231 Citibank NA 06/17/26 569,269
EUR 26,147,000 USD 30,327,658 HSBC Bank plc 06/17/26 423,905

Schedule of Investments
(continued)
April 30, 2026
BlackRock Tactical Opportunities Fund
Schedules of Investments

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 34,296,000 USD 39,940,685 JPMorgan Chase Bank NA 06/17/26 $ 394,943
EUR 12,596,000 USD 14,801,946 Morgan Stanley & Co. International plc 06/17/26 12,247
GBP 64,812,000 USD 86,802,868 JPMorgan Chase Bank NA 06/17/26 1,382,461
GBP 19,267,000 USD 25,740,681 Morgan Stanley & Co. International plc 06/17/26 474,630
GBP 14,548,000 USD 19,537,855 Standard Chartered Bank 06/17/26 256,630
JPY 916,358,000 USD 5,864,054 BNP Paribas SA 06/17/26 11,656
JPY 2,224,000,000 USD 14,240,244 Goldman Sachs International 06/17/26 20,100
JPY 7,189,486,000 USD 45,495,014 HSBC Bank plc 06/17/26 604,150
JPY 2,640,546,000 USD 16,894,065 JPMorgan Chase Bank NA 06/17/26 37,182
JPY 7,000,836,000 USD 44,057,689 Morgan Stanley & Co. International plc 06/17/26 831,846
KRW 25,798,304,000 USD 17,348,063 Citibank NA 06/17/26 184,310
KRW 26,685,673,000 USD 18,016,617 Credit Agricole Corporate & Investment Bank SA 06/17/26 118,806
KRW 51,360,396,000 USD 34,412,326 Nomura International plc 06/17/26 491,891
MXN 23,080,000 USD 1,301,866 Goldman Sachs International 06/17/26 14,352
NOK 14,638,000 USD 1,517,692 State Street Bank and Trust Co. 06/17/26 61,462
SEK 401,689,000 USD 42,846,199 JPMorgan Chase Bank NA 06/17/26 764,490
USD 15,882,679 CAD 21,523,000 Standard Chartered Bank 06/17/26 7,508
USD 4,169,519 CHF 3,217,000 State Street Bank and Trust Co. 06/17/26 32,042
USD 1,038,130 CHF 801,000 Toronto Dominion Bank 06/17/26 7,941
USD 28,301,954 EUR 23,904,000 Credit Agricole Corporate & Investment Bank SA 06/17/26 188,389
USD 78,186 INR 7,270,000 Goldman Sachs International 06/17/26 2,002
USD 14,342,274 JPY 2,231,328,000 HSBC Bank plc 06/17/26 34,943
USD 58,993,660 JPY 9,179,915,000 Toronto Dominion Bank 06/17/26 131,816
USD 45,241,966 KRW 65,967,310,000 BNP Paribas SA 06/17/26 410,978
USD 16,940,415 MXN 293,961,000 Standard Chartered Bank 06/17/26 176,253
USD 57,316,498 SEK 521,394,000 HSBC Bank plc 06/17/26 709,641
USD 21,144,963 SEK 194,225,000 JPMorgan Chase Bank NA 06/17/26 58,286
USD 1,780,134 SGD 2,253,000 Goldman Sachs International 06/17/26 4,339
USD 75,322,489 THB 2,366,256,000 Standard Chartered Bank 06/17/26 2,464,409
USD 14,819,859 ZAR 243,954,000 Goldman Sachs International 06/17/26 224,675
USD 17,561,974 ZAR 293,446,000 Morgan Stanley & Co. International plc 06/17/26 5,801
23,156,408
CHF 4,762,000 USD 6,206,251 HSBC Bank plc 06/17/26 (81,705)
CLP 25,538,162,000 USD 28,522,468 BNP Paribas SA 06/17/26 (139,330)
EUR 19,099,000 USD 22,598,630 BNP Paribas SA 06/17/26 (136,240)
EUR 15,217,000 USD 17,969,579 HSBC Bank plc 06/17/26 (72,821)
JPY 106,547,732,748 USD 684,716,662 Toronto Dominion Bank 06/17/26 (1,529,936)
KRW 16,945,209,000 USD 11,621,431 BNP Paribas SA 06/17/26 (105,569)
KRW 39,369,973,800 USD 26,899,408 Nomura International plc 06/17/26 (143,810)
MXN 327,704,000 USD 18,696,302 Bank of America NA 06/17/26 (7,826)
NZD 1,549,000 USD 921,787 Morgan Stanley & Co. International plc 06/17/26 (5,325)
SEK 194,434,000 USD 21,329,754 Citibank NA 06/17/26 (220,387)
SEK 159,908,000 USD 17,513,330 Standard Chartered Bank 06/17/26 (152,391)
SEK 79,248,000 USD 8,701,048 State Street Bank and Trust Co. 06/17/26 (97,228)
SGD 7,308,000 USD 5,774,036 State Street Bank and Trust Co. 06/17/26 (13,933)
THB 495,872,000 USD 15,685,203 JPMorgan Chase Bank NA 06/17/26 (417,082)
USD 88,692,881 AUD 126,212,249 Bank of America NA 06/17/26 (2,096,966)
USD 17,616,982 AUD 25,325,000 Goldman Sachs International 06/17/26 (600,369)
USD 86,706,291 AUD 123,897,493 HSBC Bank plc 06/17/26 (2,418,454)
USD 16,487,006 AUD 23,572,000 JPMorgan Chase Bank NA 06/17/26 (469,338)
USD 18,292,784 AUD 25,896,000 Standard Chartered Bank 06/17/26 (335,312)
USD 20,271,102 BRL 102,149,000 Bank of America NA 06/17/26 (125,733)
USD 42,612,846 BRL 227,439,000 BNP Paribas SA 06/17/26 (2,801,556)
USD 16,020,750 CAD 21,804,000 BNP Paribas SA 06/17/26 (61,685)
USD 7,137,726 CAD 9,748,000 Morgan Stanley & Co. International plc 06/17/26 (52,311)
USD 26,905,321 CLP 24,672,179,000 UBS AG 06/17/26 (515,363)
USD 36,521,553 EUR 31,383,000 BNP Paribas SA 06/17/26 (388,085)
USD 35,869,361 EUR 30,847,000 Citibank NA 06/17/26 (409,887)
USD 124,138,490 EUR 106,665,000 JPMorgan Chase Bank NA 06/17/26 (1,310,529)
USD 6,831,451 EUR 5,929,000 Morgan Stanley & Co. International plc 06/17/26 (141,663)
USD 4,048,347 GBP 3,028,000 Bank of America NA 06/17/26 (71,649)
USD 4,790,725 GBP 3,583,000 HSBC Bank plc 06/17/26 (84,422)

2026
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
April 30, 2026
BlackRock Tactical Opportunities Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 89,055,936 GBP 66,566,000 JPMorgan Chase Bank NA 06/17/26 $ (1,515,942)
USD 33,061,535 GBP 24,870,000 Standard Chartered Bank 06/17/26 (777,401)
USD 16,233,108 JPY 2,580,883,000 BNP Paribas SA 06/17/26 (315,578)
USD 7,526,175 JPY 1,187,915,000 Morgan Stanley & Co. International plc 06/17/26 (90,766)
USD 15,279,369 JPY 2,402,431,000 Standard Chartered Bank 06/17/26 (125,079)
USD 20,237,144 KRW 30,594,716,000 HSBC Bank plc 06/17/26 (554,841)
USD 45,097,244 KRW 66,890,141,000 Nomura International plc 06/17/26 (360,895)
USD 6,870,514 MXN 121,741,000 HSBC Bank plc 06/17/26 (72,196)
USD 1,536,910 PLN 5,634,000 Credit Agricole Corporate & Investment Bank SA 06/17/26 (17,251)
USD 30,461,977 SEK 284,488,000 Standard Chartered Bank 06/17/26 (424,400)
USD 20,427,188 ZAR 344,464,000 Bank of America NA 06/17/26 (181,269)
ZAR 477,816,000 USD 28,894,110 Morgan Stanley & Co. International plc 06/17/26 (307,522)
(19,750,045)
$ 3,406,363
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
46.V1 ........... 5 .00 % Quarterly 06/20/31 B+ USD 290,400 $ 22,389,281 $ 12,011,901 $ 10,377,380
Markit CDX North American
Investment Grade Index
Series 46.V1 ....... 1 .00 Quarterly 06/20/31 BBB+ USD 968,000 21,461,995 16,034,713 5,427,282
$ 43,851,276 $ 28,046,614 $ 15,804,662
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day
BZDIOVER At Termination 13.25% At Termination N/A 01/02/29 BRL 183,000 $ (403,649) $ — $ (403,649)
1-day
BZDIOVER At Termination 13.25% At Termination N/A 01/02/29 BRL 319,000 (699,386) — (699,386)
1-day
BZDIOVER At Termination 13.33% At Termination N/A 01/02/29 BRL 232,000 (349,094) — (349,094)
1-day
BZDIOVER At Termination 13.42% At Termination N/A 01/02/29 BRL 223,000 (282,142) — (282,142)
1-day
BZDIOVER At Termination 13.65% At Termination N/A 01/02/29 BRL 96,000 — — —
1-day
BZDIOVER At Termination 13.77% At Termination N/A 01/02/29 BRL 405,000 262,606 — 262,606
1-day
BZDIOVER At Termination 13.83% At Termination N/A 01/02/29 BRL 101,000 93,652 — 93,652
1-day TIIEOIS Monthly 7.67% Monthly 09/17/26
(a)
09/11/31 MXN 879,000 (746,212) — (746,212)
1-day TIIEOIS Monthly 7.80% Monthly 09/17/26
(a)
09/11/31 MXN 526,000 (288,129) — (288,129)
1-day TIIEOIS Monthly 7.83% Monthly 09/17/26
(a)
09/11/31 MXN 3,165,500 (1,495,649) — (1,495,649)
1-day TIIEOIS Monthly 7.87% Monthly 09/17/26
(a)
09/11/31 MXN 3,165,500 (1,220,653) — (1,220,653)

Schedule of Investments
(continued)
April 30, 2026
BlackRock Tactical Opportunities Fund
Schedules of Investments

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day TIIEOIS Monthly 7.88% Monthly 09/17/26
(a)
09/11/31 MXN 1,215,000 $ (426,298) $ — $ (426,298)
1-day TIIEOIS Monthly 7.92% Monthly 09/17/26
(a)
09/11/31 MXN 173,000 (44,788) — (44,788)
1-day TIIEOIS Monthly 8.10% Monthly 09/17/26
(a)
09/11/31 MXN 1,027,000 169,026 — 169,026
1-day TIIEOIS Monthly 8.11% Monthly 09/17/26
(a)
09/11/31 MXN 185,000 33,662 — 33,662
1-day TIIEOIS Monthly 8.12% Monthly 09/17/26
(a)
09/11/31 MXN 815,000 157,735 — 157,735
1-day TIIEOIS Monthly 8.32% Monthly 09/17/26
(a)
09/11/31 MXN 2,563,000 1,725,098 — 1,725,098
1-day TIIEOIS Monthly 8.32% Monthly 09/17/26
(a)
09/11/31 MXN 613,902 410,359 — 410,359
1-day TIIEOIS Monthly 8.35% Monthly 09/17/26
(a)
09/11/31 MXN 613,902 453,024 — 453,024
1-day TIIEOIS Monthly 8.37% Monthly 09/17/26
(a)
09/11/31 MXN 2,400,000 1,903,387 — 1,903,387
1-day TIIEOIS Monthly 8.37% Monthly 09/17/26
(a)
09/11/31 MXN 1,228,197 963,244 — 963,244
1-day TIIEOIS Monthly 8.39% Monthly 09/17/26
(a)
09/11/31 MXN 1,679,000 1,375,141 — 1,375,141
1-day TIIEOIS Monthly 8.44% Monthly 09/17/26
(a)
09/11/31 MXN 1,171,000 1,108,278 — 1,108,278
1-day SARON Annual 0.39% Annual 09/16/26
(a)
09/16/31 CHF 10,000 (6,470) 14,695 (21,165)
1-day SARON Annual 0.40% Annual 09/16/26
(a)
09/16/31 CHF 42,000 (2,885) 220,658 (223,543)
1-day SARON Annual 0.40% Annual 09/16/26
(a)
09/16/31 CHF 25,000 (4,094) 18,450 (22,544)
1-day SARON Annual 0.42% Annual 09/16/26
(a)
09/16/31 CHF 16,000 19,462 (1,765) 21,227
1-week
CNREPOFIX_
CFXS Quarterly 1.55% Quarterly 09/16/26
(a)
09/16/31 CNY 2,873,527 (448,517) — (448,517)
1-week
CNREPOFIX_
CFXS Quarterly 1.56% Quarterly 09/16/26
(a)
09/16/31 CNY 1,371,000 (94,766) — (94,766)
1-week
CNREPOFIX_
CFXS Quarterly 1.57% Quarterly 09/16/26
(a)
09/16/31 CNY 267,000 (4,464) — (4,464)
1-week
CNREPOFIX_
CFXS Quarterly 1.57% Quarterly 09/16/26
(a)
09/16/31 CNY 576,000 (24,466) — (24,466)
1-week
CNREPOFIX_
CFXS Quarterly 1.60% Quarterly 09/16/26
(a)
09/16/31 CNY 1,710,000 300,564 — 300,564
1-week
CNREPOFIX_
CFXS Quarterly 1.60% Quarterly 09/16/26
(a)
09/16/31 CNY 438,000 93,137 — 93,137
1-week
CNREPOFIX_
CFXS Quarterly 1.60% Quarterly 09/16/26
(a)
09/16/31 CNY 269,000 52,522 — 52,522
1-week
CNREPOFIX_
CFXS Quarterly 1.61% Quarterly 09/16/26
(a)
09/16/31 CNY 769,500 214,486 — 214,486
1-week
CNREPOFIX_
CFXS Quarterly 1.61% Quarterly 09/16/26
(a)
09/16/31 CNY 769,500 211,809 — 211,809
1-week
CNREPOFIX_
CFXS Quarterly 1.62% Quarterly 09/16/26
(a)
09/16/31 CNY 823,000 249,438 — 249,438
1-week
CNREPOFIX_
CFXS Quarterly 1.62% Quarterly 09/16/26
(a)
09/16/31 CNY 917,000 316,206 — 316,206
1-week
CNREPOFIX_
CFXS Quarterly 1.62% Quarterly 09/16/26
(a)
09/16/31 CNY 1,476,000 457,621 — 457,621
1-week
CNREPOFIX_
CFXS Quarterly 1.64% Quarterly 09/16/26
(a)
09/16/31 CNY 50,000 23,155 — 23,155
1-week
CNREPOFIX_
CFXS Quarterly 1.64% Quarterly 09/16/26
(a)
09/16/31 CNY 381,000 188,368 — 188,368
1-week
CNREPOFIX_
CFXS Quarterly 1.65% Quarterly 09/16/26
(a)
09/16/31 CNY 2,172,000 1,111,624 — 1,111,624

2026
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
April 30, 2026
BlackRock Tactical Opportunities Fund

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SORA Semi-Annual 1.87% Semi-Annual 09/16/26
(a)
09/16/31 SGD 13,000 $ (57,988) $ — $ (57,988)
1-day SORA Semi-Annual 1.91% Semi-Annual 09/16/26
(a)
09/16/31 SGD 21,000 (65,515) — (65,515)
1-day SORA Semi-Annual 1.95% Semi-Annual 09/16/26
(a)
09/16/31 SGD 35,000 (51,832) — (51,832)
1-day SORA Semi-Annual 1.96% Semi-Annual 09/16/26
(a)
09/16/31 SGD 5,000 (6,846) — (6,846)
1-day SORA Semi-Annual 1.96% Semi-Annual 09/16/26
(a)
09/16/31 SGD 23,000 (30,635) — (30,635)
1-day SORA Semi-Annual 1.96% Semi-Annual 09/16/26
(a)
09/16/31 SGD 18,750 (22,530) — (22,530)
1-day SORA Semi-Annual 1.98% Semi-Annual 09/16/26
(a)
09/16/31 SGD 25,652 (12,192) — (12,192)
1-day SORA Semi-Annual 1.99% Semi-Annual 09/16/26
(a)
09/16/31 SGD 22,000 (3,491) — (3,491)
1-day SORA Semi-Annual 1.99% Semi-Annual 09/16/26
(a)
09/16/31 SGD 31,250 (7,869) — (7,869)
1-day SORA Semi-Annual 2.02% Semi-Annual 09/16/26
(a)
09/16/31 SGD 33,348 31,349 — 31,349
1-day SORA Semi-Annual 2.05% Semi-Annual 09/16/26
(a)
09/16/31 SGD 20,889 40,644 — 40,644
1-day SORA Semi-Annual 2.07% Semi-Annual 09/16/26
(a)
09/16/31 SGD 26,111 71,714 — 71,714
1-day SORA Semi-Annual 2.13% Semi-Annual 09/16/26
(a)
09/16/31 SGD 17,000 83,732 — 83,732
1-day SORA Semi-Annual 2.16% Semi-Annual 09/16/26
(a)
09/16/31 SGD 85,000 513,635 — 513,635
1-day SORA Semi-Annual 2.21% Semi-Annual 09/16/26
(a)
09/16/31 SGD 14,000 113,278 — 113,278
1-day SORA Semi-Annual 2.25% Semi-Annual 09/16/26
(a)
09/16/31 SGD 27,000 258,691 — 258,691
3-mo. TWCPBA Quarterly 2.26% Quarterly 09/16/26
(a)
09/16/31 TWD 7,268,000 (597,436) — (597,436)
3-mo. TWCPBA Quarterly 2.35% Quarterly 09/16/26
(a)
09/16/31 TWD 836,000 — — —
3-mo. TWCPBA Quarterly 2.42% Quarterly 09/16/26
(a)
09/16/31 TWD 215,000 31,258 — 31,258
1-day
REPO_CORRA Semi-Annual 2.94% Semi-Annual 09/16/26
(a)
09/16/31 CAD 76,000 (351,323) 46,205 (397,528)
1-day
REPO_CORRA Semi-Annual 2.96% Semi-Annual 09/16/26
(a)
09/16/31 CAD 70,000 (276,486) 2,011 (278,497)
1-day
REPO_CORRA Semi-Annual 2.97% Semi-Annual 09/16/26
(a)
09/16/31 CAD 53,000 (186,160) (39,780) (146,380)
1-day
REPO_CORRA Semi-Annual 2.97% Semi-Annual 09/16/26
(a)
09/16/31 CAD 19,000 (70,572) (25,836) (44,736)
1-day
REPO_CORRA Semi-Annual 2.98% Semi-Annual 09/16/26
(a)
09/16/31 CAD 30,000 (101,336) (7,801) (93,535)
1-day
REPO_CORRA Semi-Annual 2.98% Semi-Annual 09/16/26
(a)
09/16/31 CAD 208,000 (653,613) (9,160) (644,453)
1-day
REPO_CORRA Semi-Annual 3.00% Semi-Annual 09/16/26
(a)
09/16/31 CAD 26,000 (66,831) 47,478 (114,309)
1-day
REPO_CORRA Semi-Annual 3.01% Semi-Annual 09/16/26
(a)
09/16/31 CAD 133,000 (301,597) (439,730) 138,133
1-day
REPO_CORRA Semi-Annual 3.01% Semi-Annual 09/16/26
(a)
09/16/31 CAD 394,000 (827,176) — (827,176)
1-day
REPO_CORRA Semi-Annual 3.03% Semi-Annual 09/16/26
(a)
09/16/31 CAD 27,000 (38,517) 71,861 (110,378)
1-day
REPO_CORRA Semi-Annual 3.15% Semi-Annual 09/16/26
(a)
09/16/31 CAD 70,000 163,903 118,991 44,912
1-day SHIRON Annual 3.41% Annual 09/16/26
(a)
09/16/31 ILS 196,000 (586,119) — (586,119)
3-mo. CD_KSDA Quarterly 3.70% Quarterly 09/16/26
(a)
09/16/31 KRW 494,165,224 (2,673,557) — (2,673,557)
3-mo. CD_KSDA Quarterly 3.72% Quarterly 09/16/26
(a)
09/16/31 KRW 71,797,000 (340,836) — (340,836)
1-day SHIRON Annual 3.72% Annual 09/16/26
(a)
09/16/31 ILS 70,000 111,232 — 111,232
3-mo. CD_KSDA Quarterly 3.76% Quarterly 09/16/26
(a)
09/16/31 KRW 93,071,000 (349,589) — (349,589)
3-mo. CD_KSDA Quarterly 3.79% Quarterly 09/16/26
(a)
09/16/31 KRW 63,762,000 (165,282) — (165,282)
3-mo. CD_KSDA Quarterly 3.84% Quarterly 09/16/26
(a)
09/16/31 KRW 74,518,000 (87,980) — (87,980)
3-mo. CD_KSDA Quarterly 3.86% Quarterly 09/16/26
(a)
09/16/31 KRW 127,811,000 (92,209) — (92,209)
6-mo. PRIBOR Semi-Annual 4.26% Annual 09/16/26
(a)
09/16/31 CZK 87,000 (36,595) (9,952) (26,643)
6-mo. WIBOR Semi-Annual 4.30% Annual 09/16/26
(a)
09/16/31 PLN 300,320 (1,163,586) — (1,163,586)
6-mo. WIBOR Semi-Annual 4.32% Annual 09/16/26
(a)
09/16/31 PLN 160,680 (594,026) — (594,026)
6-mo. PRIBOR Semi-Annual 4.40% Annual 09/16/26
(a)
09/16/31 CZK 508,000 (57,056) — (57,056)
6-mo. WIBOR Semi-Annual 4.45% Annual 09/16/26
(a)
09/16/31 PLN 548,000 (1,176,255) — (1,176,255)
6-mo. WIBOR Semi-Annual 4.47% Annual 09/16/26
(a)
09/16/31 PLN 90,000 (167,615) — (167,615)
6-mo. PRIBOR Semi-Annual 4.54% Annual 09/16/26
(a)
09/16/31 CZK 688,000 128,913 — 128,913
6-mo. WIBOR Semi-Annual 4.56% Annual 09/16/26
(a)
09/16/31 PLN 178,000 (152,429) — (152,429)
6-mo. WIBOR Semi-Annual 4.56% Annual 09/16/26
(a)
09/16/31 PLN 195,000 (153,139) — (153,139)
6-mo. PRIBOR Semi-Annual 4.56% Annual 09/16/26
(a)
09/16/31 CZK 472,000 — — —
6-mo. WIBOR Semi-Annual 4.73% Annual 09/16/26
(a)
09/16/31 PLN 79,000 — — —

Schedule of Investments
(continued)
April 30, 2026
BlackRock Tactical Opportunities Fund
Schedules of Investments

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
6-mo. BBR Semi-Annual 4.82% Semi-Annual 09/16/26
(a)
09/16/31 AUD 14,925 $ (67,720) $ — $ (67,720)
6-mo. BBR Semi-Annual 4.84% Semi-Annual 09/16/26
(a)
09/16/31 AUD 85,500 (331,759) — (331,759)
6-mo. BBR Semi-Annual 4.84% Semi-Annual 09/16/26
(a)
09/16/31 AUD 75,575 (309,797) — (309,797)
6-mo. BBR Semi-Annual 4.85% Semi-Annual 09/16/26
(a)
09/16/31 AUD 83,739 (301,348) — (301,348)
6-mo. BBR Semi-Annual 4.86% Semi-Annual 09/16/26
(a)
09/16/31 AUD 167,428 (547,514) — (547,514)
6-mo. BBR Semi-Annual 4.89% Semi-Annual 09/16/26
(a)
09/16/31 AUD 34,250 (84,678) — (84,678)
6-mo. BBR Semi-Annual 5.03% Semi-Annual 09/16/26
(a)
09/16/31 AUD 51,000 — — —
1-day MIBOR Semi-Annual 6.56% Semi-Annual 09/16/26
(a)
09/16/31 INR 6,585,706 (498,671) — (498,671)
3.63% Annual 1-day SOFR Annual 09/16/26
(a)
09/16/31 USD 106,000 578,348 230,973 347,375
3.62% Annual 1-day SOFR Annual 09/16/26
(a)
09/16/31 USD 76,000 438,499 106,105 332,394
3.67% Annual 1-day SOFR Annual 09/16/26
(a)
09/16/31 USD 23,000 78,091 (105,138) 183,229
3.66% Annual 1-day SOFR Annual 09/16/26
(a)
09/16/31 USD 45,000 176,979 (111,236) 288,215
4.41% Annual 1-day SONIA Annual 09/16/26
(a)
09/16/31 GBP 18,000 2,732 2,732 —
4.23% Annual 1-day SONIA Annual 09/16/26
(a)
09/16/31 GBP 18,000 105,763 (2,091) 107,854
4.18% Annual 1-day SONIA Annual 09/16/26
(a)
09/16/31 GBP 118,000 1,038,674 17,006 1,021,668
4.14% Annual 1-day SONIA Annual 09/16/26
(a)
09/16/31 GBP 31,000 338,760 (4,220) 342,980
4.23% Annual 1-day SONIA Annual 09/16/26
(a)
09/16/31 GBP 94,000 553,654 (16,481) 570,135
4.29% Annual 1-day SONIA Annual 09/16/26
(a)
09/16/31 GBP 68,000 132,221 6,851 125,370
4.13% Annual 1-day SONIA Annual 09/16/26
(a)
09/16/31 GBP 44,000 520,394 7,689 512,705
4.10% Annual 1-day SONIA Annual 09/16/26
(a)
09/16/31 GBP 11,000 144,665 — 144,665
4.17% Annual 1-day SONIA Annual 09/16/26
(a)
09/16/31 GBP 55,000 511,465 111,991 399,474
4.24% Annual 1-day SONIA Annual 09/16/26
(a)
09/16/31 GBP 68,000 353,922 2,672 351,250
4.15% Annual 1-day SONIA Annual 09/16/26
(a)
09/16/31 GBP 36,000 378,445 (16,497) 394,942
1.65% Quarterly 1-day THOR Quarterly 09/16/26
(a)
09/16/31 THB 3,539,380 606,507 — 606,507
1.73% Quarterly 1-day THOR Quarterly 09/16/26
(a)
09/16/31 THB 4,934,000 314,618 — 314,618
1.74% Quarterly 1-day THOR Quarterly 09/16/26
(a)
09/16/31 THB 807,000 38,375 — 38,375
1.63% Quarterly 1-day THOR Quarterly 09/16/26
(a)
09/16/31 THB 2,978,000 626,449 — 626,449
1.79% Quarterly 1-day THOR Quarterly 09/16/26
(a)
09/16/31 THB 2,333,000 — — —
1.66% Quarterly 1-day THOR Quarterly 09/16/26
(a)
09/16/31 THB 1,586,000 244,894 — 244,894
1.71% Quarterly 1-day THOR Quarterly 09/16/26
(a)
09/16/31 THB 2,932,000 253,510 — 253,510
1.74% Quarterly 1-day THOR Quarterly 09/16/26
(a)
09/16/31 THB 3,267,120 139,468 — 139,468
1.73% Quarterly 1-day THOR Quarterly 09/16/26
(a)
09/16/31 THB 1,345,000 81,998 — 81,998
1.74% Quarterly 1-day THOR Quarterly 09/16/26
(a)
09/16/31 THB 1,740,000 78,894 — 78,894
2.98% Quarterly 3-mo. HIBOR Quarterly 09/16/26
(a)
09/16/31 HKD 78,000 21,984 — 21,984
2.95% Quarterly 3-mo. HIBOR Quarterly 09/16/26
(a)
09/16/31 HKD 286,000 119,114 — 119,114
2.92% Quarterly 3-mo. HIBOR Quarterly 09/16/26
(a)
09/16/31 HKD 173,000 110,872 — 110,872
2.82% Quarterly 3-mo. HIBOR Quarterly 09/16/26
(a)
09/16/31 HKD 139,000 168,100 — 168,100
2.70% Quarterly 3-mo. HIBOR Quarterly 09/16/26
(a)
09/16/31 HKD 83,000 162,459 — 162,459
2.71% Quarterly 3-mo. HIBOR Quarterly 09/16/26
(a)
09/16/31 HKD 1,680,374 3,179,962 — 3,179,962
2.94% Quarterly 3-mo. HIBOR Quarterly 09/16/26
(a)
09/16/31 HKD 105,000 53,784 — 53,784
2.97% Quarterly 3-mo. HIBOR Quarterly 09/16/26
(a)
09/16/31 HKD 53,000 16,524 — 16,524
2.74% Quarterly 3-mo. HIBOR Quarterly 09/16/26
(a)
09/16/31 HKD 85,000 144,757 — 144,757
2.91% Quarterly 3-mo. HIBOR Quarterly 09/16/26
(a)
09/16/31 HKD 180,000 126,129 — 126,129
7.37% Quarterly 3-mo. JIBAR Quarterly 09/16/26
(a)
09/16/31 ZAR 463,500 423,910 — 423,910
7.36% Quarterly 3-mo. JIBAR Quarterly 09/16/26
(a)
09/16/31 ZAR 762,450 715,789 — 715,789
7.40% Quarterly 3-mo. JIBAR Quarterly 09/16/26
(a)
09/16/31 ZAR 463,500 395,848 — 395,848
7.69% Quarterly 3-mo. JIBAR Quarterly 09/16/26
(a)
09/16/31 ZAR 2,160 289 — 289
7.74% Quarterly 3-mo. JIBAR Quarterly 09/16/26
(a)
09/16/31 ZAR 194,291 5,959 — 5,959
7.34% Quarterly 3-mo. JIBAR Quarterly 09/16/26
(a)
09/16/31 ZAR 398,000 392,919 — 392,919
7.59% Quarterly 3-mo. JIBAR Quarterly 09/16/26
(a)
09/16/31 ZAR 553,000 215,161 — 215,161
7.42% Quarterly 3-mo. JIBAR Quarterly 09/16/26
(a)
09/16/31 ZAR 410,550 330,742 — 330,742
2.83% Annual 3-mo. STIBOR Quarterly 09/16/26
(a)
09/16/31 SEK 232,000 75,998 4,964 71,034
3.09% Annual 3-mo. STIBOR Quarterly 09/16/26
(a)
09/16/31 SEK 229,000 (218,674) 12,090 (230,764)
2.85% Annual 3-mo. STIBOR Quarterly 09/16/26
(a)
09/16/31 SEK 201,000 49,451 (1,605) 51,056
2.78% Annual 3-mo. STIBOR Quarterly 09/16/26
(a)
09/16/31 SEK 59,000 34,877 15,577 19,300
2.70% Annual 3-mo. STIBOR Quarterly 09/16/26
(a)
09/16/31 SEK 485,000 465,176 78,266 386,910
2.98% Annual 3-mo. STIBOR Quarterly 09/16/26
(a)
09/16/31 SEK 1,075,000 (472,706) 32,153 (504,859)
2.94% Annual 3-mo. STIBOR Quarterly 09/16/26
(a)
09/16/31 SEK 1,514,000 (367,604) 133,622 (501,226)
2.77% Annual 3-mo. STIBOR Quarterly 09/16/26
(a)
09/16/31 SEK 2,359,000 1,464,879 1,111,942 352,937
2.79% Annual 3-mo. STIBOR Quarterly 09/16/26
(a)
09/16/31 SEK 469,000 253,921 (14,820) 268,741

2026
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
April 30, 2026
BlackRock Tactical Opportunities Fund

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
2.79% Annual 3-mo. STIBOR Quarterly 09/16/26
(a)
09/16/31 SEK 204,000 $ 110,752 $ — $ 110,752
2.76% Annual 3-mo. STIBOR Quarterly 09/16/26
(a)
09/16/31 SEK 56,000 37,838 200 37,638
2.77% Annual 3-mo. STIBOR Quarterly 09/16/26
(a)
09/16/31 SEK 567,000 354,912 43,443 311,469
3.04% Annual 3-mo. STIBOR Quarterly 09/16/26
(a)
09/16/31 SEK 319,000 (234,310) (1,116) (233,194)
2.88% Annual 3-mo. STIBOR Quarterly 09/16/26
(a)
09/16/31 SEK 281,000 15,195 70,005 (54,810)
2.76% Annual 3-mo. STIBOR Quarterly 09/16/26
(a)
09/16/31 SEK 228,000 150,653 5,591 145,062
2.79% Annual 6-mo. EURIBOR Semi-Annual 09/16/26
(a)
09/16/31 EUR 259,000 1,931,153 431,980 1,499,173
2.78% Annual 6-mo. EURIBOR Semi-Annual 09/16/26
(a)
09/16/31 EUR 180,000 1,403,210 18,509 1,384,701
2.88% Annual 6-mo. EURIBOR Semi-Annual 09/16/26
(a)
09/16/31 EUR 158,000 419,117 151,764 267,353
3.05% Annual 6-mo. EURIBOR Semi-Annual 09/16/26
(a)
09/16/31 EUR 47,000 (306,634) 14,664 (321,298)
2.91% Annual 6-mo. EURIBOR Semi-Annual 09/16/26
(a)
09/16/31 EUR 25,000 26,376 (118,485) 144,861
2.79% Annual 6-mo. EURIBOR Semi-Annual 09/16/26
(a)
09/16/31 EUR 38,000 282,926 20,828 262,098
2.88% Annual 6-mo. EURIBOR Semi-Annual 09/16/26
(a)
09/16/31 EUR 84,000 207,007 (355) 207,362
2.92% Annual 6-mo. EURIBOR Semi-Annual 09/16/26
(a)
09/16/31 EUR 43,000 19,461 5,156 14,305
3.03% Annual 6-mo. EURIBOR Semi-Annual 09/16/26
(a)
09/16/31 EUR 22,000 (13,349) (13,349) —
3.02% Annual 6-mo. EURIBOR Semi-Annual 09/16/26
(a)
09/16/31 EUR 42,000 (221,577) (9,444) (212,133)
2.88% Annual 6-mo. EURIBOR Semi-Annual 09/16/26
(a)
09/16/31 EUR 65,000 162,981 17,319 145,662
2.96% Annual 6-mo. EURIBOR Semi-Annual 09/16/26
(a)
09/16/31 EUR 63,000 (97,213) 58,884 (156,097)
2.92% Annual 6-mo. EURIBOR Semi-Annual 09/16/26
(a)
09/16/31 EUR 41,000 24,290 (6,817) 31,107
2.73% Annual 6-mo. EURIBOR Semi-Annual 09/16/26
(a)
09/16/31 EUR 265,000 2,868,232 73,684 2,794,548
2.86% Annual 6-mo. EURIBOR Semi-Annual 09/16/26
(a)
09/16/31 EUR 104,000 372,656 (46,520) 419,176
2.69% Annual 6-mo. EURIBOR Semi-Annual 09/16/26
(a)
09/16/31 EUR 37,000 474,906 12,255 462,651
2.81% Annual 6-mo. EURIBOR Semi-Annual 09/16/26
(a)
09/16/31 EUR 494,000 2,991,932 (41,383) 3,033,315
2.72% Annual 6-mo. EURIBOR Semi-Annual 09/16/26
(a)
09/16/31 EUR 152,000 1,714,672 101,957 1,612,715
3.02% Annual 6-mo. EURIBOR Semi-Annual 09/16/26
(a)
09/16/31 EUR 55,000 (283,977) 1,659 (285,636)
2.54% Annual 6-mo. EURIBOR Semi-Annual 09/16/26
(a)
09/16/31 EUR 633,000 13,266,267 4,879,226 8,387,041
2.91% Annual 6-mo. EURIBOR Semi-Annual 09/16/26
(a)
09/16/31 EUR 176,000 166,753 (7,237) 173,990
1-day TONAR Annual 2.89% Annual 06/17/26
(a)
06/17/56 JPY 3,810,003 (1,254,939) — (1,254,939)
1-day TONAR Annual 2.89% Annual 06/17/26
(a)
06/17/56 JPY 3,810,003 (1,260,752) — (1,260,752)
$ 32,168,069 $ 7,271,288 $ 24,896,781
(a)
Forward swap.
OTC Total Return Swap s - Future
Reference Entity
Fixed Amount Paid
/ (Received) by the
Fund
(a)
Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Taiwan Capitalization Weighted
Stock Index Futures May
2026 ................ TWD 394,223,731 Citibank NA 05/20/26 TWD 394,224 $ 719,641 $ — $ 719,641
Taiwan Capitalization Weighted
Stock Index Futures May
2026 ................ TWD 5,633,260,935 Citibank NA 05/20/26 TWD 5,633,261 18,144,729 — 18,144,729
Taiwan Capitalization Weighted
Stock Index Futures May
2026 ................ TWD 436,733,357 Citibank NA 05/20/26 TWD 436,733 122,995 — 122,995
KOSPI 200 Index Futures June
2026 ................ KRW 10,684,855,500 Merrill Lynch International & Co. 06/11/26 KRW 10,684,856 201,351 — 201,351
KOSPI 200 Index Futures June
2026 ................ KRW 104,514,282,375 Merrill Lynch International & Co. 06/11/26 KRW 104,514,282 14,526,930 — 14,526,930
BOVESPA Index Futures June
2026 ................ BRL (1,357,290,712) Merrill Lynch International & Co. 06/17/26 BRL 1,357,291 14,989,699 — 14,989,699
BOVESPA Index Futures June
2026 ................ BRL 45,278,499 Merrill Lynch International & Co. 06/17/26 BRL 45,278 (581,057) — (581,057)
Mexican Bolsa Index Futures
June 2026 ............ MXN (337,405,414) Merrill Lynch International & Co. 06/19/26 MXN 337,405 (410,510) — (410,510)

Schedule of Investments
(continued)
April 30, 2026
BlackRock Tactical Opportunities Fund
Schedules of Investments

OTC Total Return Swaps - Future (continued)
Reference Entity
Fixed Amount Paid
/ (Received) by the
Fund
(a)
Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Mexican Bolsa Index Futures
June 2026 ............ MXN (177,577,777) Merrill Lynch International & Co. 06/19/26 MXN 177,578 $ (551,451) $ — $ (551,451)
Mexican Bolsa Index Futures
June 2026 ............ MXN (286,005,190) Merrill Lynch International & Co. 06/19/26 MXN 286,005 (712,529) — (712,529)
Mexican Bolsa Index Futures
June 2026 ............ MXN (257,918,344) Merrill Lynch International & Co. 06/19/26 MXN 257,918 514,197 — 514,197
Swiss Market Index Futures June
2026 ................ CHF (17,828,339) HSBC Bank plc 06/19/26 CHF 17,828 — — —
Swiss Market Index Futures June
2026 ................ CHF (16,015,113) HSBC Bank plc 06/19/26 CHF 16,015 (771,532) — (771,532)
Swiss Market Index Futures June
2026 ................ CHF (26,250,637) HSBC Bank plc 06/19/26 CHF 26,251 103,203 — 103,203
Swiss Market Index Futures June
2026 ................ CHF (29,685,198) HSBC Bank plc 06/19/26 CHF 29,685 (2,199,785) — (2,199,785)
Swiss Market Index Futures June
2026 ................ CHF (23,122,046) HSBC Bank plc 06/19/26 CHF 23,122 (1,556,350) — (1,556,350)
Swiss Market Index Futures June
2026 ................ CHF (24,727,360) HSBC Bank plc 06/19/26 CHF 24,727 (1,176,477) — (1,176,477)
Swiss Market Index Futures June
2026 ................ CHF (14,155,092) HSBC Bank plc 06/19/26 CHF 14,155 29,810 — 29,810
Swiss Market Index Futures June
2026 ................ CHF (12,112,423)
Morgan Stanley & Co.
International plc 06/19/26 CHF 12,112 (574,873) — (574,873)
$ 40,817,991 $ — $ 40,817,991
(a)
At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
MSCI Chile Net Return
Index .......... Quarterly 1-day SOFR Quarterly BNP Paribas SA 08/28/26 USD 26,756 $ (1,626,074) $ — $ (1,626,074)
MSCI Chile Net Return
Index .......... Quarterly 1-day SOFR Quarterly
Merrill Lynch International
& Co. 08/28/26 USD 10,639 (731,011) — (731,011)
MSCI Chile Net Return
Index .......... Quarterly
1-day SOFR plus
0.20% Quarterly BNP Paribas SA 08/28/26 USD 17,049 (1,220,762) — (1,220,762)
MSCI Chile Net Return
Index .......... Quarterly
1-day SOFR plus
0.25% Quarterly HSBC Bank plc 08/28/26 USD 1,046 39,619 — 39,619
S&P 500 Total Return
Index .......... Quarterly
1-day SOFR plus
0.51% Quarterly
Merrill Lynch International
& Co. 08/31/26 USD 1,497,381 (61,285,872) — (61,285,872)
$ (64,824,100) $ — $ (64,824,100)
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0 .05%
1-day MIBOR ........................................ Mumbai Interbank Offered Rate 5 .34
1-day REPO_CORRA ................................... Canadian Overnight Repo Rate 2 .30
1-day SARON ........................................ Swiss Average Rate Overnight ( 0 .05 )
1-day SHIRON ....................................... Shekel Overnight Risk Free Rate 4 .00
1-day SOFR ......................................... Secured Overnight Financing Rate 3 .65
1-day SONIA ......................................... Sterling Overnight Index Average 3 .73
1-day SORA ......................................... Singapore Overnight Rate Average 1 .36
1-day THOR ......................................... Thailand Overnight Repo Rate ON 0 .99

2026
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
April 30, 2026
BlackRock Tactical Opportunities Fund

Derivative Financial Instruments Categorized by Risk Exposure
Reference Index Reference Rate
1-day TIIEOIS ........................................ Mexico Interbank TIIE 1-day 6 .87%
1-day TONAR ........................................ Tokyo Overnight Average Rate 0 .73
1-week CNREPOFIX_CFXS .............................. China Fixing Repo Rates 1 .40
3-mo. CD_KSDA ...................................... Certificates of Deposit by the Korean Securities Dealers Association 2 .81
3-mo. HIBOR ........................................ Hong Kong Interbank Offered Rate 2 .60
3-mo. JIBAR ......................................... Johannesburg Interbank Average Rate 6 .78
3-mo. STIBOR ....................................... Stockholm Interbank Offered Rate 2 .09
3-mo. TWCPBA ....................................... Taiwan Secondary Markets Bills Rate 1 .68
6-mo. BBR .......................................... Australian Bank Bill Rate 4 .77
6-mo. EURIBOR ...................................... Euro Interbank Offered Rate 2 .52
6-mo. PRIBOR ....................................... Prague Interbank Offered Rate 3 .66
6-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 3 .78
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared and OTC Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
Centrally Cleared Swaps
(a)
.......................................................... $ 36,368,720 $ (1,050,818) $ 65,953,750 $ (25,252,307)
OTC Swaps ................................................................... — — 49,392,174 (73,398,283)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 40,397,341 $ — $ 64,328,023 $ — $ 104,725,364
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 23,156,408 — — 23,156,408
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 15,804,662 — — 50,149,088 — 65,953,750
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — — 49,392,174 — — — 49,392,174
$ — $ 15,804,662 $ 89,789,515 $ 23,156,408 $ 114,477,111 $ — $ 243,227,696
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 80,218,627 $ — $ 18,369,920 $ — $ 98,588,547
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 19,750,045 — — 19,750,045
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — — — — 25,252,307 — 25,252,307
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — — 73,398,283 — — — 73,398,283
$ — $ — $ 153,616,910 $ 19,750,045 $ 43,622,227 $ — $ 216,989,182
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

Schedule of Investments
(continued)
April 30, 2026
BlackRock Tactical Opportunities Fund
Schedules of Investments

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
For the period ended April 30, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ (15,556,376) $ — $ 100,849,138 $ — $ 85,292,762
Forward foreign currency exchange contracts .... — — — (46,152,505) — — (46,152,505)
Swaps .............................. — 1,862,471 (133,537,003) — (87,034,021) — (218,708,553)
$ — $ 1,862,471 $ (149,093,379) $ (46,152,505) $ 13,815,117 $ — $ (179,568,296)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ (34,495,399) $ — $ 70,564,941 $ — $ 36,069,542
Forward foreign currency exchange contracts .... — — — (6,366,557) — — (6,366,557)
Swaps .............................. — 15,994,833 (50,101,110) — 37,635,345 — 3,529,068
$ — $ 15,994,833 $ (84,596,509) $ (6,366,557) $ 108,200,286 $ — $ 33,232,053
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 4,522,328,954
Average notional value of contracts — short ................................................................................. 7,826,726,359
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... 854,000,440
Average amounts sold — in USD ........................................................................................ 1,738,687,472
Credit default swaps
Average notional value — sell protection ................................................................................... 691,967,320
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... 5,151,635,249
Average notional value — receives fixed rate ................................................................................ 5,824,861,078
Total return swaps
Average notional value ............................................................................................... 1,731,202,895
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 34,531,699 $ —
Forward f oreign currency exchange contracts ................................................................. 23,156,408 19,750,045
Swaps — centrally cleared .............................................................................. 7,981,000 —
Swaps — OTC
(a)
..................................................................................... 49,392,174 73,398,283
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 115,061,281 $ 93,148,328
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(42,512,699) —
Total derivative assets and liabilities subject to an MNA ............................................................
$ 72,548,582 $ 93,148,328
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.

2026
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
April 30, 2026
BlackRock Tactical Opportunities Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c)(d)
BNP Paribas SA ................................. $ 3,418,040 $ (3,418,040) $ — $ — $ —
Citibank NA ..................................... 19,915,503 (630,274) — (19,285,229) —
Credit Agricole Corporate & Investment Bank SA ............ 307,195 (17,251) — — 289,944
Goldman Sachs International ......................... 502,480 (502,480) — — —
HSBC Bank plc .................................. 2,800,711 (2,800,711) — — —
JPMorgan Chase Bank NA .......................... 2,637,362 (2,637,362) — — —
Merrill Lynch International & Co. ....................... 30,232,177 (30,232,177) — — —
Morgan Stanley & Co. International plc .................. 3,934,526 (1,172,460) — (540,000) 2,222,066
Nomura International plc ............................ 491,891 (491,891) — — —
Standard Chartered Bank ........................... 7,627,268 (1,814,583) — — 5,812,685
State Street Bank and Trust Co. ....................... 93,504 (93,504) — — —
Toronto Dominion Bank ............................. 587,925 (587,925) — — —
$ 72,548,582 $ (44,398,658) $ — $ (19,825,229) $ 8,324,695
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
(b)
Net Amount of
Derivative
Liabilities
(c)(e)
Bank of America NA ............................... $ 2,483,443 $ — $ — $ — $ 2,483,443
BNP Paribas SA ................................. 6,794,879 (3,418,040) — (2,960,000) 416,839
Citibank NA ..................................... 630,274 (630,274) — — —
Credit Agricole Corporate & Investment Bank SA ............ 17,251 (17,251) — — —
Goldman Sachs International ......................... 600,369 (502,480) — — 97,889
HSBC Bank plc .................................. 8,988,583 (2,800,711) — (5,830,000) 357,872
JPMorgan Chase Bank NA .......................... 3,712,891 (2,637,362) — — 1,075,529
Merrill Lynch International & Co. ....................... 64,272,430 (30,232,177) — (13,707,000) 20,333,253
Morgan Stanley & Co. International plc .................. 1,172,460 (1,172,460) — — —
Nomura International plc ............................ 504,705 (491,891) — — 12,814
Standard Chartered Bank ........................... 1,814,583 (1,814,583) — — —
State Street Bank and Trust Co. ....................... 111,161 (93,504) — — 17,657
Toronto Dominion Bank ............................. 1,529,936 (587,925) — — 942,011
UBS AG ....................................... 515,363 — — (470,000) 45,363
$ 93,148,328 $ (44,398,658) $ — $ (22,967,000) $ 25,782,670
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)
Net amount represents the net amount receivable from the counterparty in the event of default.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ — $ — $ —
Common Stocks
Aerospace & Defense .................................... 65,458,561 26,835,353 — 92,293,914

Schedule of Investments
(continued)
April 30, 2026
BlackRock Tactical Opportunities Fund
Schedules of Investments

Level 1 Level 2 Level 3 Total
Air Freight & Logistics .................................... $ 21,733,531 $ 6,049,861 $ — $ 27,783,392
Automobile Components .................................. 1,833,185 2,577,690 — 4,410,875
Automobiles .......................................... 29,738,136 3,870,070 — 33,608,206
Banks ............................................... 110,873,395 126,789,592 — 237,662,987
Beverages ........................................... 23,099,642 1,391,930 — 24,491,572
Biotechnology ......................................... 45,196,094 2,365,003 — 47,561,097
Broadline Retail ........................................ 123,641,600 7,680,336 — 131,321,936
Building Products ....................................... 2,502,474 1,287,795 — 3,790,269
Capital Markets ........................................ 67,792,893 32,366,177 — 100,159,070
Chemicals ............................................ 56,706,193 5,099,197 — 61,805,390
Commercial Services & Supplies ............................. 21,322,902 357,024 — 21,679,926
Communications Equipment ................................ 51,227,507 2,835,577 — 54,063,084
Construction & Engineering ................................ 18,468,868 8,396,217 — 26,865,085
Construction Materials .................................... 5,152,635 3,826,940 — 8,979,575
Consumer Finance ...................................... 15,845,547 — — 15,845,547
Consumer Staples Distribution & Retail ........................ 60,651,775 1,425,016 — 62,076,791
Containers & Packaging .................................. 2,391,346 — — 2,391,346
Diversified Consumer Services .............................. 53,049 — — 53,049
Diversified REITs ....................................... — 130,028 — 130,028
Diversified Telecommunication Services ........................ 24,632,241 12,419,449 — 37,051,690
Electric Utilities ........................................ 29,141,375 11,045,583 — 40,186,958
Electrical Equipment ..................................... 53,740,732 45,190,667 — 98,931,399
Electronic Equipment, Instruments & Components ................. 33,077,523 7,662,718 — 40,740,241
Energy Equipment & Services .............................. 24,782,426 1,094,528 — 25,876,954
Entertainment ......................................... 54,020,097 2,827,512 — 56,847,609
Financial Services ...................................... 69,645,981 6,245,970 — 75,891,951
Food Products ......................................... 10,456,495 11,898,044 — 22,354,539
Gas Utilities ........................................... 489,725 374,929 — 864,654
Ground Transportation ................................... 26,587,948 — — 26,587,948
Health Care Equipment & Supplies ........................... 17,015,419 1,390,458 — 18,405,877
Health Care Providers & Services ............................ 41,676,158 — — 41,676,158
Health Care REITs ...................................... 2,863,415 — — 2,863,415
Health Care Technology .................................. 888,614 — — 888,614
Hotels, Restaurants & Leisure .............................. 31,899,693 4,758,695 — 36,658,388
Household Durables ..................................... 5,348,370 23,259,704 — 28,608,074
Household Products ..................................... 17,199,973 780,214 — 17,980,187
Independent Power and Renewable Electricity Producers ............ 2,393,207 4,084,349 — 6,477,556
Industrial Conglomerates .................................. 37,854,931 19,225,622 — 57,080,553
Industrial REITs ........................................ 913,047 244,917 — 1,157,964
Insurance ............................................ 23,774,765 73,205,279 — 96,980,044
Interactive Media & Services ............................... 236,436,655 797,057 — 237,233,712
IT Services ........................................... 26,933,837 8,099,772 — 35,033,609
Leisure Products ....................................... 1,735,375 — — 1,735,375
Life Sciences Tools & Services .............................. 13,198,348 2,377,380 — 15,575,728
Machinery ............................................ 33,699,195 15,415,225 — 49,114,420
Marine Transportation .................................... 1,632,373 3,231,395 — 4,863,768
Media ............................................... 7,260,147 991,614 — 8,251,761
Metals & Mining ........................................ 7,306,444 14,006,032 — 21,312,476
Multi-Utilities .......................................... 8,573,582 7,595,756 — 16,169,338
Office REITs .......................................... 54,163 151,112 — 205,275
Oil, Gas & Consumable Fuels ............................... 80,990,553 30,281,559 — 111,272,112
Paper & Forest Products .................................. 10,527,684 — — 10,527,684
Passenger Airlines ...................................... 3,050,997 1,362,735 — 4,413,732
Personal Care Products .................................. 1,844,343 3,666,259 — 5,510,602
Pharmaceuticals ....................................... 95,054,920 51,894,299 — 146,949,219
Professional Services .................................... 23,520,639 15,252,438 — 38,773,077
Real Estate Management & Development ....................... 40,725 8,513,507 — 8,554,232
Residential REITs ....................................... 1,054,248 — — 1,054,248
Retail REITs .......................................... 1,061,736 — — 1,061,736
Semiconductors & Semiconductor Equipment .................... 470,933,395 47,805,536 — 518,738,931
Software ............................................. 190,214,201 9,896,373 — 200,110,574
Specialized REITs ...................................... 8,270,173 — — 8,270,173
Specialty Retail ........................................ 25,719,197 1,662,435 — 27,381,632
Technology Hardware, Storage & Peripherals .................... 193,577,545 2,920,335 — 196,497,880
Fair Value Hierarchy as of Period End (continued)

2026
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
April 30, 2026
BlackRock Tactical Opportunities Fund

See notes to financial statements.
Level 1 Level 2 Level 3 Total
Textiles, Apparel & Luxury Goods ............................ $ — $ 6,461,516 $ — $ 6,461,516
Tobacco ............................................. 24,869,854 16,673,622 — 41,543,476
Trading Companies & Distributors ............................ 8,480,267 8,249,585 — 16,729,852
Transportation Infrastructure ............................... — 893,948 — 893,948
Water Utilities ......................................... 333,830 1,004,267 — 1,338,097
Wireless Telecommunication Services ......................... 9,757,423 16,897,660 — 26,655,083
Other Interests .......................................... — — — —
Preferred Securities ....................................... — 639,049 — 639,049
Rights ................................................ — 79 10,198 10,277
Short-Term Securities
Money Market Funds ...................................... 275,302,407 — — 275,302,407
U.S. Treasury Obligations ................................... — 455,270,214 — 455,270,214
$ 2,993,525,724 $ 1,191,003,203 $ 10,198 $ 4,184,539,125
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 15,804,662 $ — $ 15,804,662
Equity contracts ........................................... 26,718,251 63,071,264 — 89,789,515
Foreign currency exchange contracts ............................ — 23,156,408 — 23,156,408
Interest rate contracts ....................................... 64,328,023 50,149,088 — 114,477,111
Liabilities
Equity contracts ........................................... (74,597,310) (79,019,600) — (153,616,910)
Foreign currency exchange contracts ............................ — (19,750,045) — (19,750,045)
Interest rate contracts ....................................... (18,369,920) (25,252,307) — (43,622,227)
$ (1,920,956) $ 28,159,470 $ — $ 26,238,514
(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

Statements of Assets and Liabilities
April 30, 2026

Statements of Assets and Liabilities
See notes to financial statements.
BlackRock
Emerging
Markets ex-
China Fund
BlackRock
Sustainable
Aware
Advantage
Emerging
Markets Equity
Fund
BlackRock
Sustainable
Aware
Advantage
International
Equity Fund
BlackRock
Tactical
Opportunities
Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
......................................... $ 15,976,811 $ 16,196,105 $ 12,410,566 $ 3,909,236,718
Investments, at value — affiliated
(c)
............................................ 257,651 44,049 131,470 275,302,407
Cash ............................................................... — — 4,566 861,607
Cash pledged:
Collateral — OTC derivatives .............................................. — — — 22,967,000
Futures contracts ...................................................... — 26,000 — 432,748,730
Centrally cleared swaps .................................................. — — — 234,185,000
Foreign currency, at value
(d)
................................................. 132 17,562 3,098 283,957,887
Receivables: – – – –
Investment s sold ...................................................... — — 226,185 115,827,441
Securities lending income — affiliated ........................................ — 383 — 1,008
Swaps   ............................................................ — — — 2,409,779
Capital shares sold ..................................................... 1,160 — 1,369 13,406,421
Foreign withholding tax claims ............................................. 16,385 — — —
Dividends — unaffiliated ................................................. 28,735 18,049 70,873 5,125,356
Dividends — affiliated ................................................... 564 1,365 713 464,256
Interest — unaffiliated ................................................... — — — 1,511
From the Manager ..................................................... 28,260 16,367 23,013 —
Variation margin on futures contracts ......................................... — — 1,643 34,531,699
Variation margin on centrally cleared swaps .................................... — — — 7,981,000
Unrealized appreciation on: – – – –
Forward foreign currency exchange contracts ................................... — — — 23,156,408
OTC swaps .......................................................... 1,425 — — 49,392,174
Prepaid e xpenses ....................................................... 50,485 37,912 38,270 202,215
Other assets ........................................................... 36,648 16,455 — —
Total a ssets ...........................................................
16,398,256 16,374,247 12,911,766 5,411,758,617
LIABILITIES
Bank overdraft .......................................................... — 953,526 — —
Cash received:
Collateral — OTC derivatives .............................................. — — — 21,330,000
Collateral on securities loaned ............................................... — 44,069 1,586 3,013,188
Payables: – – – –
Investments purchased .................................................. — — 97,890 186,801,884
Swaps   ............................................................ 310 — — 1,753,744
Accounting services fees ................................................. 4,361 5,567 5,544 55,301
Administration fees ..................................................... — — — 215,933
Capital shares redeemed ................................................. 5,466 — — 3,742,508
Custodian fees ........................................................ 7,947 15,306 14,032 29,838
Deferred foreign capital gain tax ............................................ 4,150 19,441 — —
Interest expense ...................................................... 43 — — 322
Investment advisory fees ................................................. — — — 1,854,742
Trustees' and Officer's fees ............................................... 295 297 307 150
Other affiliate fees ..................................................... — — — 23,340
Printing and postage fees ................................................ 31,181 46,815 17,714 52,788
Professional fees ...................................................... 64,420 66,973 55,586 182,998
Registration fees ...................................................... 122 666 485 16,938
Service and distribution fees ............................................... 49 70 335 47,880
Transfer agent fees .................................................... 2,782 594 1,617 1,531,179
Other accrued expenses ................................................. 1,402 5,820 5,351 26,902
Variation margin on futures contracts ......................................... — 8,730 795 —
Unrealized depreciation on: – – – –
Forward foreign currency exchange contracts ................................... — — — 19,750,045
OTC swaps .......................................................... 11,121 — — 73,398,283
Total li abilities ..........................................................
133,649 1,167,874 201,242 313,827,963
Commitments and contingent liabilities — — — —
NET ASSETS ..........................................................
$ 16,264,607 $ 15,206,373 $ 12,710,524 $ 5,097,930,654

Statements of Assets and Liabilities
(continued)
April 30, 2026
2026
BlackRock Annual Financial Statements and Additional Information

See notes to financial statements.
BlackRock
Emerging
Markets ex-
China Fund
BlackRock
Sustainable
Aware
Advantage
Emerging
Markets Equity
Fund
BlackRock
Sustainable
Aware
Advantage
International
Equity Fund
BlackRock
Tactical
Opportunities
Fund
NET ASSETS CONSIST OF:
Paid-in capital .......................................................... $ 10,136,745 $ 10,973,114 $ 8,932,358 $ 4,382,438,241
Accumulated earnings .................................................... 6,127,862 4,233,259 3,778,166 715,492,413
NET ASSETS ..........................................................
$ 16,264,607 $ 15,206,373 $ 12,710,524 $ 5,097,930,654
(a)
  Investments, at cost — unaffiliated ....................................... $ 9,193,749 $ 11,262,293 $ 9,204,802 $ 3,037,347,961
(b)
  Securities loaned, at value ............................................ $ — $ 42,591 $ 1,488 $ 3,227,688
(c)
  Investments, at cost — affiliated ......................................... $ 257,651 $ 44,049 $ 131,470 $ 275,302,251
(d)
  Foreign currency, at cost ............................................. $ 134 $ 17,521 $ 3,097 $ 281,591,055

Statements of Assets and Liabilities
(continued)
April 30, 2026

Statements of Assets and Liabilities
See notes to financial statements.
BlackRock
Emerging
Markets ex-
China Fund
BlackRock
Sustainable
Aware
Advantage
Emerging
Markets Equity
Fund
BlackRock
Sustainable
Aware
Advantage
International
Equity Fund
BlackRock
Tactical
Opportunities
Fund
NET ASSET VALUE
Institutional
Net assets .........................................................
$ 10,728,002 $ 401,353 $ 625,853 $ 4,111,789,333
Shares outstanding ...................................................
592,851 30,251 46,799 240,771,022
Net asset value .....................................................
$ 18.10 $ 13.27 $ 13.37 $ 17.08
Shares authorized ...................................................
Unlimited Unlimited Unlimited Unlimited
Par value ......................................................... $ 0.001 $ 0.001 $ 0.001 $ 0.001
Service
Net assets .........................................................
$ — $ — $ — $ 2,860,074
Shares outstanding ...................................................
— — — 170,290
Net asset value .....................................................
$ — $ — $ — $ 16.80
Shares authorized ...................................................
— — — Unlimited
Par value ......................................................... $ — $ — $ — $ 0.001
Investor A
Net assets .........................................................
$ 266,739 $ 370,164 $ 1,193,559 $ 190,869,321
Shares outstanding ...................................................
14,773 27,904 89,414 11,396,186
Net asset value .....................................................
$ 18.06 $ 13.27 $ 13.35 $ 16.75
Shares authorized ...................................................
Unlimited Unlimited Unlimited Unlimited
Par value ......................................................... $ 0.001 $ 0.001 $ 0.001 $ 0.001
Investor C
Net assets .........................................................
$ — $ — $ — $ 9,769,753
Shares outstanding ...................................................
— — — 615,323
Net asset value .....................................................
$ — $ — $ — $ 15.88
Shares authorized ...................................................
— — — Unlimited
Par value ......................................................... $ — $ — $ — $ 0.001
Class K
Net assets .........................................................
$ 5,269,866 $ 14,434,856 $ 10,891,112 $ 782,642,173
Shares outstanding ...................................................
291,091 1,087,767 814,330 45,706,951
Net asset value .....................................................
$ 18.10 $ 13.27 $ 13.37 $ 17.12
Shares authorized ...................................................
Unlimited Unlimited Unlimited Unlimited
Par value ......................................................... $ 0.001 $ 0.001 $ 0.001 $ 0.001

Statements of Operations

Year Ended April 30, 2026
2026
BlackRock Annual Financial Statements and Additional Information

See notes to financial statements.
BlackRock
Emerging Markets
ex-China Fund
BlackRock
Sustainable
Aware Advantage
Emerging Markets
Equity Fund
BlackRock
Sustainable
Aware Advantage
International
Equity Fund
BlackRock Tactical
Opportunities
Fund
INVESTMENT INCOME – – – –
Dividends — unaffiliated ........................................... $ 310,279 $ 351,143 $ 418,014 $ 44,235,673
Dividends — affiliated ............................................. 23,697 17,225 13,479 4,584,122
Interest — unaffiliated ............................................. 11,046 1,725 358 26,944,840
Securities lending income — affiliated — net ............................. 405 2,361 2 11,386
Foreign taxes withheld ............................................ (29,034) (40,397) (42,885) (1,646,350)
Foreign withholding tax claims ....................................... — — — 467,606
Total investment income .............................................
316,393 332,057 388,968 74,597,277
EXPENSES
Professional ................................................... 171,124 138,342 127,308 268,770
Investment advisory .............................................. 115,505 110,466 63,417 18,610,415
Registration ................................................... 65,732 49,786 50,816 169,866
Printing and postage ............................................. 37,739 70,306 21,045 63,191
Custodian ..................................................... 32,610 64,551 67,066 141,539
Accounting services .............................................. 28,582 31,175 31,120 333,484
Transfer agent — class specific ...................................... 16,739 1,039 3,066 4,206,204
Trustees and Officer .............................................. 9,721 9,758 9,776 39,138
Administration ................................................. 6,061 5,869 5,989 1,396,131
Administration — class specific ...................................... 2,852 2,762 2,819 749,399
Service and distribution — class specific ................................ 457 666 3,656 553,341
Miscellaneous .................................................. 8,458 15,264 15,729 86,235
Total expenses excluding interest expense .................................
495,580 499,984 401,807 26,617,713
Interest expense ................................................ 27 43 34 59,683
Total e xpenses ...................................................
495,607 500,027 401,841 26,677,396
Less: – – – –
Administration fees waived ........................................ (6,061) (5,869) (5,989) —
Administration fees waived by the Manager — class specific ................... (2,733) (2,762) (2,819) —
Fees waived and/or reimbursed by the Manager ........................... (352,305) (377,743) (322,802) (84,232)
Transfer agent fees waived and/or reimbursed by the Manager — class specific ...... (11,789) (738) (2,092) —
Total ex penses after fees waived and/or reimbursed ..........................
122,719 112,915 68,139 26,593,164
Net investment income ..............................................
193,674 219,142 320,829 48,004,113
REALIZED AND UNREALIZED GAIN (LOSS) $ 7,319,354 $ 5,446,458 $ 2,868,997 $ 483,471,976
Net realized gain (loss) from:
Investments — unaffiliated
(a)
...................................... $ 1,127,281 $ 1,349,740 $ 2,196,653 $ 113,252,898
Investments — affiliated ......................................... 3,623 (19) — (860)
Forward foreign currency exchange contracts ........................... — — — (46,152,505)
Foreign currency transactions ..................................... (13,077) (8,676) 11,555 1,153,128
Futures contracts .............................................. 2,484 172,375 55,778 85,292,762
Short sales — unaffiliated ........................................ — — — (88,678)
Swaps   .................................................... (55,978) — — (218,708,553)
1,064,333 1,513,420 2,263,986 (65,251,808)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated
(b)
...................................... 6,287,068 3,944,352 617,075 508,449,030
Investments — affiliated ......................................... (2,534) — — 131
Forward foreign currency exchange contracts ........................... — — — (6,366,557)
Foreign currency translations ...................................... (1,688) (2,349) (1,451) 7,042,570
Futures contracts .............................................. — (8,965) (10,613) 36,069,542
Swaps   .................................................... (27,825) — — 3,529,068
6,255,021 3,933,038 605,011 548,723,784
Net realized and unrealized gain .......................................
7,319,354 5,446,458 2,868,997 483,471,976
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............
$ 7,513,028 $ 5,665,600 $ 3,189,826 $ 531,476,089
(a)
  Net of foreign capital gain tax and capital gain tax refund, if applicable of ...........
$ (17,472) $ (1,103) $ — $ —
(b)
  Net of reduction in deferred foreign capital gain tax of .......................
$ 13,129 $ 1,595 $ — $ —

Statements of Changes in Net Assets

Statements of Changes in Net Assets
See notes to financial statements.
BlackRock Emerging Markets ex-China Fund
BlackRock Sustainable Aware Advantage
Emerging Markets Equity Fund
Year Ended
04/30/26
Year Ended
04/30/25
Year Ended
04/30/26
Year Ended
04/30/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 193,674 $ 722,537 $ 219,142 $ 261,770
Net realized gain (loss) ............................................ 1,064,333 (1,370,566) 1,513,420 5,037
Net change in unrealized appreciation (depreciation) ........................ 6,255,021 1,495,789 3,933,038 653,513
Net increase in net assets resulting from operations ...........................
7,513,028 847,760 5,665,600 920,320
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Institutional ................................................... (72,022) (1,508,406) (9,886) (4,758)
Investor A .................................................... (889) (4,268) (6,780) (3,349)
Class K ...................................................... (26,953) (175,700) (397,504) (212,070)
Decrease in net assets resulting from distributions to shareholders .................
(99,864) (1,688,374) (414,170) (220,177)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net decrease in net assets derived from capital share transactions .................
(918,054) (44,182,273) (805,088) (584,285)
NET ASSETS
Total increase (decrease) in net assets ................................... 6,495,110 (45,022,887) 4,446,342 115,858
Beginning of year ..................................................
9,769,497 54,792,384 10,760,031 10,644,173
End of year ......................................................
$ 16,264,607 $ 9,769,497 $ 15,206,373 $ 10,760,031
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
2026
BlackRock Annual Financial Statements and Additional Information

See notes to financial statements.
BlackRock Sustainable Aware Advantage
International Equity Fund BlackRock Tactical Opportunities Fund
Year Ended
04/30/26
Year Ended
04/30/25
Year Ended
04/30/26
Year Ended
04/30/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 320,829 $ 397,873 $ 48,004,113 $ 34,879,253
Net realized gain (loss) ............................................ 2,263,986 1,105,945 (65,251,808) 15,234,733
Net change in unrealized appreciation (depreciation) ........................ 605,011 571,280 548,723,784 52,602,374
Net increase in net assets resulting from operations ...........................
3,189,826 2,075,098 531,476,089 102,716,360
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Institutional ................................................... (79,697) (7,528) — —
Service ...................................................... — — — —
Investor A .................................................... (226,374) (15,556) — —
Investor C .................................................... — — — —
Class K ...................................................... (1,584,040) (494,236) — —
Decrease in net assets resulting from distributions to shareholders .................
(1,890,111) (517,320) — —
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase (decrease) in net assets derived from capital share transactions .........
(4,135,351) (1,648,189) 1,741,324,895 971,182,791
NET ASSETS
Total increase (decrease) in net assets ................................... (2,835,636) (90,411) 2,272,800,984 1,073,899,151
Beginning of year ..................................................
15,546,160 15,636,571 2,825,129,670 1,751,230,519
End of year ......................................................
$ 12,710,524 $ 15,546,160 $ 5,097,930,654 $ 2,825,129,670
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Emerging Markets ex-China Fund
Institutional
Year Ended
04/30/26
Year Ended
04/30/25
Year Ended
04/30/24
Period from
03/29/23
(a)
to 04/30/23
Net asset value, beginning of period .........................................
$ 10.80  $ 11.50  $ 10.35  $ 10.00
Net investment income
(b)
.................................................
0 .18  0 .21  0 .24  0 .03
Net realized and unrealized gain (loss) ........................................
7 .21  ( 0 .57 )
(c)
1 .50
(c)
0 .32
Net increase (decrease) from investment operations ................................ 7.39  (0.36) 1.74  0.35
Distributions
(d)
– – – –
From net investment income .............................................. ( 0 .09 ) ( 0 .16 ) ( 0 .23 ) —
From net realized gain ................................................... —  ( 0 .18 ) ( 0 .36 ) —
Total distributions ........................................................ (0.09) (0.34) (0.59) —
Net asset value, end of period .............................................. $ 18.10  $ 10.80  $ 11.50  $ 10.35
Total Return
(e)
Based on net asset value .................................................. 68.69% (3.29)% 17.18% 3.50%
(f)
Ratios to Average Net Assets
(g)
Total expen ses .........................................................
3.51% 1.64% 2.61% 5.43%
(h) (i)
Total expenses after fees waived and/or reimbursed ................................
0.87% 0.83% 0.92% 0.86%
(h) (i)
Total expenses after fees waived and/or reimbursed and excluding interest expense ..........
0.86% 0.83% 0.83% 0.86%
(h)
Net investment income ...................................................
1.35% 1.80% 2.08% 3.22%
(h)
Supplemental Data
Net assets, end of period (000) .............................................. $ 10,728  $ 6,495  $ 48,839  $ 103
Portfolio turnover rate ..................................................... 81% 86%
(j)
37% 3%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Audit, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 25.49% and 0.86%, respectively.
(j)
Excludes underlying investments in equity swaps.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2026
BlackRock Annual Financial Statements and Additional Information

BlackRock Emerging Markets ex-China Fund
Investor A
Year Ended
04/30/26
Year Ended
04/30/25
Year Ended
04/30/24
Period from
03/29/23
(a)
to 04/30/23
Net asset value, beginning of period .........................................
$ 10.79  $ 11.49  $ 10.34  $ 10.00
Net investment income
(b)
.................................................
0 .15  0 .22  0 .23  0 .03
Net realized and unrealized gain (loss) ........................................
7 .19  ( 0 .61 )
(c)
1 .49
(c)
0 .31
Net increase (decrease) from investment operations ................................ 7.34  (0.39) 1.72  0.34
Distributions
(d)
– – – –
From net investment income .............................................. ( 0 .07 ) ( 0 .13 ) ( 0 .21 ) —
From net realized gain ................................................... —  ( 0 .18 ) ( 0 .36 ) —
Total distributions ........................................................ (0.07) (0.31) (0.57) —
Net asset value, end of period .............................................. $ 18.06  $ 10.79  $ 11.49  $ 10.34
Total Return
(e)
Based on net asset value .................................................. 68.21% (3.54)% 16.99% 3.40%
(f)
Ratios to Average Net Assets
(g)
Total expen ses .........................................................
3.74% 3.34% 7.51% 5.68%
(h) (i)
Total expenses after fees waived and/or reimbursed ................................
1.12% 1.11% 1.12% 1.11%
(h) (i)
Total expenses after fees waived and/or reimbursed and excluding interest expense ..........
1.11% 1.11% 1.11% 1.11%
(h)
Net investment income ...................................................
1.09% 1.94% 2.03% 2.97%
(h)
Supplemental Data
Net assets, end of period (000) .............................................. $ 267  $ 141  $ 130  $ 103
Portfolio turnover rate ..................................................... 81% 86%
(j)
37% 3%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Audit, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 25.74% and 1.11%, respectively.
(j)
Excludes underlying investments in equity swaps.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Emerging Markets ex-China Fund
Class K
Year Ended
04/30/26
Year Ended
04/30/25
Year Ended
04/30/24
Period from
03/29/23
(a)
to 04/30/23
Net asset value, beginning of period .........................................
$ 10.81  $ 11.50  $ 10.35  $ 10.00
Net investment income
(b)
.................................................
0 .19  0 .24  0 .26  0 .03
Net realized and unrealized gain (loss) ........................................
7 .19  ( 0 .59 )
(c)
1 .49
(c)
0 .32
Net increase (decrease) from investment operations ................................ 7.38  (0.35) 1.75  0.35
Distributions
(d)
– – – –
From net investment income .............................................. ( 0 .09 ) ( 0 .16 ) ( 0 .24 ) —
From net realized gain ................................................... —  ( 0 .18 ) ( 0 .36 ) —
Total distributions ........................................................ (0.09) (0.34) (0.60) —
Net asset value, end of period .............................................. $ 18.10  $ 10.81  $ 11.50  $ 10.35
Total Return
(e)
Based on net asset value .................................................. 68.58% (3.19)% 17.22% 3.50%
(f)
Ratios to Average Net Assets
(g)
Total expen ses .........................................................
3.37% 2.36% 6.99% 5.08%
(h) (i)
Total expenses after fees waived and/or reimbursed ................................
0.82% 0.81% 0.82% 0.81%
(h) (i)
Total expenses after fees waived and/or reimbursed and excluding interest expense ..........
0.81% 0.81% 0.81% 0.81%
(h)
Net investment income ...................................................
1.40% 2.08% 2.34% 3.27%
(h)
Supplemental Data
Net assets, end of period (000) .............................................. $ 5,270  $ 3,134  $ 5,823  $ 4,966
Portfolio turnover rate ..................................................... 81% 86%
(j)
37% 3%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Audit, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 25.14% and 0.81%, respectively.
(j)
Excludes underlying investments in equity swaps.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2026
BlackRock Annual Financial Statements and Additional Information

BlackRock Sustainable Aware Advantage Emerging Markets Equity Fund
Institutional
Year Ended
04/30/26
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Net asset value, beginning of year .............................
$ 9.03  $ 8.48  $ 8.11  $ 8.90  $ 12.30
Net investment income
(a)
...................................
0 .17  0 .21  0 .17  0 .20  0 .16
Net realized and unrealized gain (loss) ..........................
4 .40  0 .51  0 .39  ( 0 .78 ) ( 2 .37 )
Net increase (decrease) from investment operations .................. 4.57  0.72  0.56  (0.58) (2.21)
Distributions
(b)
– – – – –
From net investment income ................................ ( 0 .33 ) ( 0 .17 ) ( 0 .19 ) ( 0 .21 ) ( 0 .14 )
From net realized gain ..................................... —  —  —  —  ( 1 .05 )
Total distributions .......................................... (0.33) (0.17) (0.19) (0.21) (1.19)
Net asset value, end of year ................................. $ 13.27  $ 9.03  $ 8.48  $ 8.11  $ 8.90
Total Return
(c)
Based on net asset value .................................... 51.47% 8.57% 7.06% (6.47)% (19.84)%
Ratios to Average Net Assets
(d)
Total expen ses ...........................................
3.70% 3.73% 4.20% 5.40% 4.37%
Total expenses after fees waived and/or reimbursed ..................
0.86% 0.86% 0.86% 0.86% 0.86%
Net investment income .....................................
1.54% 2.34% 2.09% 2.44% 1.51%
Supplemental Data
Net assets, end of year (000) .................................. $ 401  $ 271  $ 222  $ 102  $ 119
Portfolio turnover rate ....................................... 140% 158% 148% 139% 173%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Sustainable Aware Advantage Emerging Markets Equity Fund
Investor A
Year Ended
04/30/26
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Net asset value, beginning of year .............................
$ 9.03  $ 8.48  $ 8.11  $ 8.89  $ 12.29
Net investment income
(a)
...................................
0 .14  0 .19  0 .14  0 .17  0 .13
Net realized and unrealized gain (loss) ..........................
4 .40  0 .51  0 .40  ( 0 .77 ) ( 2 .36 )
Net increase (decrease) from investment operations .................. 4.54  0.70  0.54  (0.60) (2.23)
Distributions
(b)
– – – – –
From net investment income ................................ ( 0 .30 ) ( 0 .15 ) ( 0 .17 ) ( 0 .18 ) ( 0 .12 )
From net realized gain ..................................... —  —  —  —  ( 1 .05 )
Total distributions .......................................... (0.30) (0.15) (0.17) (0.18) (1.17)
Net asset value, end of year ................................. $ 13.27  $ 9.03  $ 8.48  $ 8.11  $ 8.89
Total Return
(c)
Based on net asset value .................................... 51.12% 8.29% 6.78% (6.72)% (20.04)%
Ratios to Average Net Assets
(d)
Total expen ses ...........................................
4.00% 4.13% 4.48% 5.57% 4.71%
Total expenses after fees waived and/or reimbursed ..................
1.11% 1.11% 1.11% 1.11% 1.11%
Net investment income .....................................
1.27% 2.08% 1.76% 2.07% 1.21%
Supplemental Data
Net assets, end of year (000) .................................. $ 370  $ 200  $ 187  $ 208  $ 149
Portfolio turnover rate ....................................... 140% 158% 148% 139% 173%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2026
BlackRock Annual Financial Statements and Additional Information

BlackRock Sustainable Aware Advantage Emerging Markets Equity Fund
Class K
Year Ended
04/30/26
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Net asset value, beginning of year .............................
$ 9.03  $ 8.48  $ 8.11  $ 8.90  $ 12.30
Net investment income
(a)
...................................
0 .18  0 .21  0 .17  0 .20  0 .17
Net realized and unrealized gain (loss) ..........................
4 .39  0 .52  0 .40  ( 0 .77 ) ( 2 .37 )
Net increase (decrease) from investment operations .................. 4.57  0.73  0.57  (0.57) (2.20)
Distributions
(b)
– – – – –
From net investment income ................................ ( 0 .33 ) ( 0 .18 ) ( 0 .20 ) ( 0 .22 ) ( 0 .15 )
From net realized gain ..................................... —  —  —  —  ( 1 .05 )
Total distributions .......................................... (0.33) (0.18) (0.20) (0.22) (1.20)
Net asset value, end of year ................................. $ 13.27  $ 9.03  $ 8.48  $ 8.11  $ 8.90
Total Return
(c)
Based on net asset value .................................... 51.54% 8.61% 7.11% (6.41)% (19.80)%
Ratios to Average Net Assets
(d)
Total expen ses ...........................................
3.61% 3.62% 4.10% 5.18% 4.24%
Total expenses after fees waived and/or reimbursed ..................
0.81% 0.81% 0.81% 0.81% 0.81%
Net investment income .....................................
1.59% 2.38% 2.03% 2.42% 1.56%
Supplemental Data
Net assets, end of year (000) .................................. $ 14,435  $ 10,289  $ 10,236  $ 9,847  $ 9,672
Portfolio turnover rate ....................................... 140% 158% 148% 139% 173%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Sustainable Aware Advantage International Equity Fund
Institutional
Year Ended
04/30/26
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Net asset value, beginning of year ..............................
$ 12.35  $ 11.17  $ 10.39  $ 9.64  $ 12.08
Net investment income
(a)
....................................
0 .28  0 .29  0 .26  0 .24  0 .23
Net realized and unrealized gain (loss) ...........................
2 .72  1 .31  0 .80  0 .82  ( 1 .16 )
Net increase (decrease) from investment operations ................... 3.00  1.60  1.06  1.06  (0.93)
Distributions
(b)
– – – – –
From net investment income ................................. ( 0 .52 ) ( 0 .42 ) ( 0 .28 ) ( 0 .31 ) ( 0 .27 )
From net realized gain ...................................... ( 1 .46 ) —  —  —  ( 1 .24 )
Total distributions ........................................... (1.98) (0.42) (0.28) (0.31) (1.51)
Net asset value, end of year .................................. $ 13.37  $ 12.35  $ 11.17  $ 10.39  $ 9.64
Total Return
(c)
Based on net asset value ..................................... 25.87% 14.65% 10.40% 11.43% (9.13)%
Ratios to Average Net Assets
(d)
Total expen ses ............................................
3.16% 2.20% 3.07% 4.29% 3.72%
Total expenses after fees waived and/or reimbursed ...................
0.50% 0.52% 0.50% 0.50% 0.50%
Total expenses after fees waived and/or reimbursed and excluding interest expense ...............................................
0.50% 0.50% 0.50% 0.50% 0.50%
Net investment income ......................................
2.11% 2.51% 2.44% 2.60% 2.04%
Supplemental Data
Net assets, end of year (000) ................................... $ 626  $ 204  $ 204  $ 192  $ 174
Portfolio turnover rate ........................................ 109% 105% 89% 118% 116%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2026
BlackRock Annual Financial Statements and Additional Information

BlackRock Sustainable Aware Advantage International Equity Fund
Investor A
Year Ended
04/30/26
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Net asset value, beginning of year ..............................
$ 12.34  $ 11.17  $ 10.39  $ 9.63  $ 12.07
Net investment income
(a)
....................................
0 .25  0 .27  0 .23  0 .22  0 .21
Net realized and unrealized gain (loss) ...........................
2 .72  1 .30  0 .81  0 .81  ( 1 .16 )
Net increase (decrease) from investment operations ................... 2.97  1.57  1.04  1.03  (0.95)
Distributions
(b)
– – – – –
From net investment income ................................. ( 0 .50 ) ( 0 .40 ) ( 0 .26 ) ( 0 .27 ) ( 0 .25 )
From net realized gain ...................................... ( 1 .46 ) —  —  —  ( 1 .24 )
Total distributions ........................................... (1.96) (0.40) (0.26) (0.27) (1.49)
Net asset value, end of year .................................. $ 13.35  $ 12.34  $ 11.17  $ 10.39  $ 9.63
Total Return
(c)
Based on net asset value ..................................... 25.58% 14.35% 10.14% 11.12% (9.32)%
Ratios to Average Net Assets
(d)
Total expen ses ............................................
3.42% 2.31% 3.41% 4.56% 4.02%
Total expenses after fees waived and/or reimbursed ...................
0.75% 0.77% 0.75% 0.75% 0.74%
Total expenses after fees waived and/or reimbursed and excluding interest expense ...............................................
0.75% 0.75% 0.75% 0.75% 0.74%
Net investment income ......................................
1.90% 2.32% 2.18% 2.36% 1.85%
Supplemental Data
Net assets, end of year (000) ................................... $ 1,194  $ 880  $ 293  $ 265  $ 204
Portfolio turnover rate ........................................ 109% 105% 89% 118% 116%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Sustainable Aware Advantage International Equity Fund
Class K
Year Ended
04/30/26
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Net asset value, beginning of year ..............................
$ 12.35  $ 11.17  $ 10.39  $ 9.65  $ 12.08
Net investment income
(a)
....................................
0 .31  0 .31  0 .26  0 .25  0 .24
Net realized and unrealized gain (loss) ...........................
2 .69  1 .30  0 .81  0 .80  ( 1 .16 )
Net increase (decrease) from investment operations ................... 3.00  1.61  1.07  1.05  (0.92)
Distributions
(b)
– – – – –
From net investment income ................................. ( 0 .52 ) ( 0 .43 ) ( 0 .29 ) ( 0 .31 ) ( 0 .27 )
From net realized gain ...................................... ( 1 .46 ) —  —  —  ( 1 .24 )
Total distributions ........................................... (1.98) (0.43) (0.29) (0.31) (1.51)
Net asset value, end of year .................................. $ 13.37  $ 12.35  $ 11.17  $ 10.39  $ 9.65
Total Return
(c)
Based on net asset value ..................................... 25.91% 14.71% 10.46% 11.42% (9.00)%
Ratios to Average Net Assets
(d)
Total expen ses ............................................
2.77% 2.04% 2.98% 4.05% 3.64%
Total expenses after fees waived and/or reimbursed ...................
0.45% 0.47% 0.45% 0.45% 0.45%
Total expenses after fees waived and/or reimbursed and excluding interest expense ...............................................
0.45% 0.45% 0.45% 0.45% 0.45%
Net investment income ......................................
2.33% 2.67% 2.48% 2.65% 2.10%
Supplemental Data
Net assets, end of year (000) ................................... $ 10,891  $ 14,461  $ 15,140  $ 12,466  $ 10,770
Portfolio turnover rate ........................................ 109% 105% 89% 118% 116%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2026
BlackRock Annual Financial Statements and Additional Information

BlackRock Tactical Opportunities Fund
Institutional
Year Ended
04/30/26
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Net asset value, beginning of year .............................
$ 14.89  $ 14.20  $ 14.41  $ 14.05  $ 14.05
Net investment income
(a)
...................................
0 .20  0 .23  0 .29  0 .15  0 .05
Net realized and unrealized gain (loss) ..........................
1 .99  0 .46  1 .07  0 .72  ( 0 .05 )
Net increase from investment operations .......................... 2.19  0.69  1.36  0.87  0.00
Distributions
(b)
– – – – –
From net investment income ................................ —  —  ( 1 .57 ) —  —
From net realized gain ..................................... —  —  —  ( 0 .51 ) —
Total distributions .......................................... —  —  (1.57) (0.51) —
Net asset value, end of year ................................. $ 17.08  $ 14.89  $ 14.20  $ 14.41  $ 14.05
Total Return
(c)
Based on net asset value .................................... 14.71% 4.86% 10.19% 6.22% 0.00%
(d)
Ratios to Average Net Assets
(e)
Total expen ses ...........................................
0.71% 0.76% 0.81% 0.84% 0.79%
Total expenses after fees waived and/or reimbursed ..................
0.71% 0.76% 0.81% 0.83% 0.79%
Total expenses after fees waived and/or reimbursed and excluding interest expense and professional fees for foreign withholding taxes ...........
0.70% 0.76% 0.79% 0.83% 0.79%
Net investment income .....................................
1.28% 1.60% 2.02% 1.08% 0.33%
Supplemental Data
Net assets, end of year (000) .................................. $ 4,111,789  $ 2,399,494  $ 1,258,548  $ 954,744  $ 672,822
Portfolio turnover rate ....................................... 83% 108% 146% 172% 110%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Amount is less than 0.005%.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Tactical Opportunities Fund
Service
Year Ended
04/30/26
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Net asset value, beginning of year .............................
$ 14.68  $ 14.03  $ 14.27  $ 13.94  $ 13.97
Net investment income
(a)
...................................
0 .16  0 .19  0 .24  0 .12  0 .00
(b)
Net realized and unrealized gain (loss) ..........................
1 .96  0 .46  1 .06  0 .70  ( 0 .03 )
Net increase (decrease) from investment operations .................. 2.12  0.65  1.30  0.82  (0.03)
Distributions
(c)
– – – – –
From net investment income ................................ —  —  ( 1 .54 ) —  —
From net realized gain ..................................... —  —  —  ( 0 .49 ) —
Total distributions .......................................... —  —  (1.54) (0.49) —
Net asset value, end of year ................................. $ 16.80  $ 14.68  $ 14.03  $ 14.27  $ 13.94
Total Return
(d)
Based on net asset value .................................... 14.44% 4.63% 9.80% 5.93% (0.21)%
Ratios to Average Net Assets
(e)
Total expen ses ...........................................
0.97% 1.03% 1.08% 1.11% 1.06%
Total expenses after fees waived and/or reimbursed ..................
0.96% 1.03% 1.07% 1.10% 1.06%
Total expenses after fees waived and/or reimbursed and excluding interest expense and professional fees for foreign withholding taxes ...........
0.96% 1.02% 1.05% 1.10% 1.06%
Net investment income .....................................
1.04% 1.34% 1.73% 0.82% 0.00%
(f)
Supplemental Data
Net assets, end of year (000) .................................. $ 2,860  $ 1,954  $ 1,560  $ 1,053  $ 953
Portfolio turnover rate ....................................... 83% 108% 146% 172% 110%
(a)
Based on average shares outstanding.
(b)
Amount is less than $0.005 per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Amount is less than 0.005%.
Se e notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2026
BlackRock Annual Financial Statements and Additional Information

BlackRock Tactical Opportunities Fund
Investor A
Year Ended
04/30/26
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Net asset value, beginning of year ...............................
$ 14.65  $ 14.00  $ 14.23  $ 13.90  $ 13.93
Net investment income
(a)
.....................................
0 .16  0 .19  0 .24  0 .10  0 .00
(b)
Net realized and unrealized gain (loss) ............................
1 .94  0 .46  1 .06  0 .71  ( 0 .03 )
Net increase (decrease) from investment operations .................... 2.10  0.65  1.30  0.81  (0.03)
Distributions
(c)
– – – – –
From net investment income .................................. —  —  ( 1 .53 ) —  —
From net realized gain ....................................... —  —  —  ( 0 .48 ) —
Total distributions ............................................ —  —  (1.53) (0.48) —
Net asset value, end of year ................................... $ 16.75  $ 14.65  $ 14.00  $ 14.23  $ 13.90
Total Return
(d)
Based on net asset value ...................................... 14.33% 4.64% 9.84% 5.86% (0.22)%
Ratios to Average Net Assets
(e)
Total expen ses .............................................
1.00% 1.06% 1.08% 1.13% 1.08%
Total expenses after fees waived and/or reimbursed ....................
0.99% 1.05% 1.08% 1.13% 1.08%
Total expenses after fees waived and/or reimbursed and excluding interest expense and professional fees for foreign withholding taxes .............
0.99% 1.05% 1.06% 1.13% 1.08%
Net investment income .......................................
1.02% 1.33% 1.71% 0.75% 0.03%
Supplemental Data
Net assets, end of year (000) .................................... $ 190,869  $ 177,291  $ 185,827  $ 192,584  $ 187,461
Portfolio turnover rate ......................................... 83% 108% 146% 172% 110%
(a)
Based on average shares outstanding.
(b)
Amount is less than $0.005 per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Tactical Opportunities Fund
Investor C
Year Ended
04/30/26
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Net asset value, beginning of year ..............................
$ 13.98  $ 13.46  $ 13.74  $ 13.47  $ 13.60
Net investment income (loss)
(a)
................................
0 .04  0 .09  0 .14  0 .01  ( 0 .10 )
Net realized and unrealized gain (loss) ...........................
1 .86  0 .43  1 .01  0 .68  ( 0 .03 )
Net increase (decrease) from investment operations ................... 1.90  0.52  1.15  0.69  (0.13)
Distributions
(b)
– – – – –
From net investment income ................................. —  —  ( 1 .43 ) —  —
From net realized gain ...................................... —  —  —  ( 0 .42 ) —
Total distributions ........................................... —  —  (1.43) (0.42) —
Net asset value, end of year .................................. $ 15.88  $ 13.98  $ 13.46  $ 13.74  $ 13.47
Total Return
(c)
Based on net asset value ..................................... 13.59% 3.86% 9.00% 5.19% (0.96)%
Ratios to Average Net Assets
(d)
Total expen ses ............................................
1.71% 1.76% 1.79% 1.83% 1.83%
Total expenses after fees waived and/or reimbursed ...................
1.71% 1.76% 1.79% 1.83% 1.83%
Total expenses after fees waived and/or reimbursed and excluding interest expense and professional fees for foreign withholding taxes ............
1.71% 1.75% 1.77% 1.83% 1.83%
Net investment income (loss) ..................................
0.30% 0.62% 1.00% 0.07% (0.72)%
Supplemental Data
Net assets, end of year (000) ................................... $ 9,770  $ 9,147  $ 8,768  $ 9,665  $ 7,478
Portfolio turnover rate ........................................ 83% 108% 146% 172% 110%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2026
BlackRock Annual Financial Statements and Additional Information

BlackRock Tactical Opportunities Fund
Class K
Year Ended
04/30/26
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Net asset value, beginning of year ..............................
$ 14.91  $ 14.20  $ 14.41  $ 14.04  $ 14.02
Net investment income
(a)
....................................
0 .22  0 .26  0 .30  0 .15  0 .06
Net realized and unrealized gain (loss) ...........................
1 .99  0 .45  1 .08  0 .74  ( 0 .04 )
Net increase from investment operations ........................... 2.21  0.71  1.38  0.89  0.02
Distributions
(b)
– – – – –
From net investment income ................................. —  —  ( 1 .59 ) —  —
From net realized gain ...................................... —  —  —  ( 0 .52 ) —
Total distributions ........................................... —  —  (1.59) (0.52) —
Net asset value, end of year .................................. $ 17.12  $ 14.91  $ 14.20  $ 14.41  $ 14.04
Total Return
(c)
Based on net asset value ..................................... 14.82% 5.00% 10.33% 6.36% 0.14%
Ratios to Average Net Assets
(d)
Total expen ses ............................................
0.59% 0.63% 0.68% 0.69% 0.66%
Total expenses after fees waived and/or reimbursed ...................
0.58% 0.62% 0.67% 0.68% 0.66%
Total expenses after fees waived and/or reimbursed and excluding interest expense and professional fees for foreign withholding taxes ............
0.58% 0.62% 0.66% 0.68% 0.66%
Net investment income ......................................
1.40% 1.76% 2.11% 1.05% 0.44%
Supplemental Data
Net assets, end of year (000) ................................... $ 782,642  $ 237,243  $ 296,528  $ 337,297  $ 777,280
Portfolio turnover rate ........................................ 83% 108% 146% 172% 110%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Notes to Financial Statements

Notes to Financial Statements
1. ORGANIZATION
BlackRock Funds
SM
 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a Massachusetts business trust. The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:
Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional, Service and Class K Shares are sold without a sales charge and only to certain eligible investors. Service, Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor
C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
(a)
Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)
A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
On August 28, 2025, BlackRock Sustainable Advantage Emerging Markets Equity Fund changed its name to BlackRock Sustainable Aware Advantage Emerging Markets
Equity Fund. The investment objective of the Fund is to seek to provide long-term capital appreciation while seeking to maintain certain environmental, social and governance
(“ESG”) characteristics and climate risk exposure relative to the Fund’s benchmark. In connection with the Fund’s name change, the Fund’s investment policy was changed to seek to invest, under normal market conditions, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities issued by, or tied economically to, companies in emerging markets and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities.
On August 28, 2025, BlackRock Sustainable Advantage International Equity Fund changed its name to BlackRock Sustainable Aware Advantage International Equity Fund.
The investment objective of the Fund is to seek to provide long-term capital appreciation while seeking to maintain certain ESG characteristics and climate risk exposure relative to the Fund’s benchmark. In connection with the Fund’s name change, the Fund’s investment policy was changed to seek to invest, under normal market conditions, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in non-U.S. equity securities and equity-like instruments of companies that are components of, or have characteristics similar to, the companies included in the benchmark and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities.
On April 22, 2026, the Board of Trustees of the Trust (the "Board") approved certain changes to Tactical Opportunities' principal investment strategies and principal risks related to the Fund's exposure to commodity markets and the formation of a wholly owned Cayman Islands subsidiary, "BlackRock Cayman Tactical Opportunities Fund,
Ltd.," that invests in certain commodity-related instruments.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Fund Name Herein Referred To As
Diversification
Classification
BlackRock Emerging Markets ex-China Fund ...................................... Emerging Markets ex-China Non-Diversified
BlackRock Sustainable Aware Advantage Emerging Markets Equity Fund ................... Sustainable Aware Advantage Emerging Markets Equity Diversified
BlackRock Sustainable Aware Advantage International Equity Fund ....................... Sustainable Aware Advantage International Equity Diversified
BlackRock Tactical Opportunities Fund .......................................... Tactical Opportunities Diversified
Share Class Initial Sales Charge
Contingent Deferred
Sales Charges (“CDSC”)
Conversion Privilege
Institutional, Service and Class K Shares ............................. No No None
Investor A Shares ............................................ Yes No
(a)
None
Investor C Shares ........................................... No Yes
(b)
To Investor A Shares after
approximately 8 years

Notes to Financial Statements
(continued)
2026
BlackRock Annual Financial Statements and Additional Information

Certain Russian securities held by Sustainable Aware Advantage Emerging Markets Equity declared dividends during the period. However, there is no assurance these dividends can be collected by the Fund due to restrictions imposed by the Russian government. As a result, the Fund has not recognized investment income associated with these Russian securities. Any future recognition of these dividend payments, or other dividends of Russian securities declared in prior periods subject to the same or similar restrictions imposed by Russia or other government agencies, could have a material accretive effect on the Fund's net asset value per share.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2026 , if any, are disclosed in the Statements of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that each Fund will sustain its position that it is due the reclaim.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions: Distributions paid by the Funds are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S.
federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Funds' Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each
Fund's financial statements.
Recent Accounting Standard: The Funds adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax
Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The
Funds’ adoption of the new standard did not have a material impact on financial statement disclosures and did not affect each Fund’s financial position or results of operations.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies.
If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the
Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Notes to Financial Statements
(continued)

Notes to Financial Statements
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
Fixed-income investments and certain derivative instruments for which market quotations are readily available are generally valued using the last available bid price
(including evaluated prices) provided by independent dealers or third-party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund.
The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return and equity swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/
or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed

Notes to Financial Statements
(continued)
2026
BlackRock Annual Financial Statements and Additional Information

appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Certain information made available by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Securities Lending:  Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government.

Notes to Financial Statements
(continued)

Notes to Financial Statements
As of period end, the following tables are a summary of the Funds' securities on loan by counterparty which are subject to offset under an MSLA:
Fund Name/Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
(b)
Sustainable Aware Advantage Emerging Markets Equity
J.P. Morgan Securities LLC ......................
$ 31,614
$ (31,614)
$ —
$ —
TD Securities (USA) LLC .......................
10,977
(10,977)
—
—
$ 42,591
$ (42,591)
$ —
$ —
Sustainable Aware Advantage International Equity
Jefferies LLC ...............................
$ 1,488
$ (1,488)
$ —
$ —
Tactical Opportunities
Citigroup Global Markets, Inc. ....................
1,731,253
(1,559,146)
—
172,107
J.P. Morgan Securities LLC ......................
766,469
(755,171)
—
11,298
TD Securities (USA) LLC .......................
729,966
(698,620)
—
31,346
$ 3,227,688
$ (3,012,937)
$ —
$ 214,751
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds' Statements of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of April 30, 2026. Additional collateral is delivered to the Funds on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.
The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S.
exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statements of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Notes to Financial Statements
(continued)
2026
BlackRock Annual Financial Statements and Additional Information

Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and
Liabilities. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Funds’ counterparty on the swap. Each Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the  Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation
(depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid
to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Funds will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Equity and Total return swaps — Equity and total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices)
(equity risk, commodity price risk and/or interest rate risk).
Equity swaps are designed to function as direct economic investments in long or short equity positions. This means that a fund will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid. Equity swaps incur interest charges and credits (“financing fees”) related to the notional value of the position. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread.
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return

Notes to Financial Statements
(continued)

Notes to Financial Statements
of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Funds receive payment from or make a payment to the counterparty.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Forward swaps — The Funds may enter into forward interest rate swaps and forward total return swaps. In a forward swap, each Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master
Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund(s) and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparties are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

Notes to Financial Statements
(continued)
2026
BlackRock Annual Financial Statements and Additional Information

6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of  the Funds , entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:
With respect to Emerging Markets ex-China and Tactical Opportunities, the Manager entered into separate sub-advisory agreements with each of BlackRock International
Limited (“BIL”) (effective April 30, 2026 for Tactical Opportunities), BlackRock (Singapore) Limited (“BSL”) and BlackRock Asset Management North Asia Limited ("BAMNA")
(collectively, the “Sub-Advisers”), each an affiliate of the Manager, as applicable. The Manager pays BIL and BAMNA for services they provide for that portion of Emerging
Markets ex-China for which BIL and BAMNA, as applicable, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by Emerging
Markets ex-China to the Manager. The Manager pays BIL, BSL and BAMNA for services they provide for that portion of Tactical Opportunities for which BIL, BSL and BAMNA, as applicable, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by Tactical Opportunities to the Manager.
Service and Distribution Fees: The Trust , on behalf of  each Fund , entered into a Distribution Agreement and a Distribution  and Service Plan with BlackRock Investments,
LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the year ended April 30, 2026, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:
Administration: The Trust, on behalf of each Fund, entered into an Administration Agreement with the Manager, an indirect, majority-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
Investment Advisory Fees
Average Daily Net Assets
Emerging Markets
ex- China
Sustainable
Aware Advantage
Emerging Markets
Equity
Sustainable
Aware Advantage
International
Equity
First $1 billion ............................................................................ 0.810% 0.800% 0.450%
$1 billion - $3 billion ........................................................................ 0.760 0.750 0.420
$3 billion - $5 billion ........................................................................ 0.730 0.720 0.410
$5 billion - $10 billion ....................................................................... 0.700 0.700 0.390
Greater than $10 billion ...................................................................... 0.690 0.680 0.380
Investment
Advisory Fees
Average Daily Net Assets
Tactical
Opportunities
First $1 billion ......................................................................................................... 0.550%
$1 billion - $2 billion ..................................................................................................... 0.500
$2 billion - $3 billion ..................................................................................................... 0.475
Greater than $3 billion ................................................................................................... 0.450
Share Class Service Fees Distribution Fees
Service .................................................................................................. 0 .25% — %
Investor A ................................................................................................. 0 .25 —
Investor C ................................................................................................. 0 .25 0 .75
Fund Name Service Investor A Investor C Total
Emerging Markets ex-China .............................................................. $ — $ 457 $ — $ 457
Sustainable Aware Advantage Emerging Markets Equity ............................................ — 666 — 666
Sustainable Aware Advantage International Equity ................................................ — 3,656 — 3,656
Tactical Opportunities ................................................................... 6,214 454,699 92,428 553,341
Average Daily Net Assets Administration Fees
First $500 million ...................................................................................................... 0.0425%
$500 million - $1 billion .................................................................................................. 0.0400
$1 billion - $2 billion .................................................................................................... 0.0375
$2 billion - $4 billion .................................................................................................... 0.0350
$4 billion - $13 billion ................................................................................................... 0.0325
Greater than $13 billion .................................................................................................. 0.0300

Notes to Financial Statements
(continued)

Notes to Financial Statements
For the year ended April 30, 2026, the following table shows the class specific administration fees borne directly by each share class of each Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the  year  ended  April 30, 2026 ,  Tactical Opportunities paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statements of Operations:
The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended April 30, 2026, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:
For the year ended April 30, 2026, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Other Fees: For the  year ended  April 30, 2026 , affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A
Shares as follows:
For the year ended April 30, 2026, affiliates received CDSCs as follows:
Expense Limitations, Waivers, Reimbursements and Recoupments: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2027 . The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “ interested persons” of the Trust, as defined in the 1940 Act (“ Independent Trustees” ), or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitations described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the  year ended April 30, 2026 , the amounts waived were as follows:
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s  assets invested in affiliated equity and fixed-
income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the year ended April 30, 2026, the Manager waived $33 in investment advisory fees with respect to Emerging Markets ex-China pursuant to these arrangements.
Fund Name Institutional Service Investor A Investor C Class K Total
Emerging Markets ex-China .............................................. $ 2,026 $ — $ 37 $ — $ 789 $ 2,852
Sustainable Aware Advantage Emerging Markets Equity ............................ 68 — 53 — 2,641 2,762
Sustainable Aware Advantage International Equity ................................ 97 — 292 — 2,430 2,819
Tactical Opportunities ................................................... 635,415 497 36,376 1,848 75,263 749,399
Fund Name Institutional
Tactical Opportunities ....................................................................................................... $ 251,763
Fund Name Institutional Service Investor A Investor C Class K Total
Emerging Markets ex-China .............................................. $ 78 $ — $ 142 $ — $ 14 $ 234
Sustainable Aware Advantage Emerging Markets Equity ............................ 70 — 46 — 38 154
Sustainable Aware Advantage International Equity ................................ 34 — 185 — 29 248
Tactical Opportunities ................................................... 4,767 108 59,299 1,350 600 66,124
Fund Name Institutional Service Investor A Investor C Class K Total
Emerging Markets ex-China .............................................. $ 16,506 $ — $ 219 $ — $ 14 $ 16,739
Sustainable Aware Advantage Emerging Markets Equity ............................ 308 — 397 — 334 1,039
Sustainable Aware Advantage International Equity ................................ 443 — 2,157 — 466 3,066
Tactical Opportunities ................................................... 3,898,387 3,231 292,391 11,595 600 4,206,204
Fund Name Other Fees
Emerging Markets ex-China ................................................................................................. $ 6
Sustainable Aware Advantage Emerging Markets Equity ............................................................................... 52
Sustainable Aware Advantage International Equity ................................................................................... 19
Tactical Opportunities ...................................................................................................... 5,121
Fund Name Investor A Investor C
Tactical Opportunities ........................................................................................... $ 20 $ 668
Fund Name
Fees Waived
and/or
Reimbursed
by the Manager
Emerging Markets ex-China ................................................................................................. $ 440
Sustainable Aware Advantage Emerging Markets Equity ............................................................................... 351
Sustainable Aware Advantage International Equity ................................................................................... 254
Tactical Opportunities ...................................................................................................... 84,232

Notes to Financial Statements
(continued)
2026
BlackRock Annual Financial Statements and Additional Information

With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit net total annual operating expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2027 for Emerging Markets ex-China, Sustainable Aware
Advantage Emerging Markets Equity and Sustainable Aware Advantage International Equity, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. For the year ended April 30, 2026, the amounts included in fees waived and/or reimbursed by the
Manager in the Statements of Operations were as follows:
The following Funds also had a waiver of administration fees, which are included in Administration fees waived in the Statements of Operations. For the year ended April 30,
2026, the amounts were as follows:
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Statements of Operations. For the year ended April 30, 2026, class specific expense waivers and/or reimbursements were as follows:
With respect to the contractual expense limitation, if during Emerging Markets ex-China's fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:
(1) the Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year, and
(2) the Manager or an affiliate continues to serve as the Fund’s investment adviser or administrator.
This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time. Effective March 15, 2030, the repayment arrangement between Emerging Markets ex-China and the Manager
Fund Name Institutional Service Investor A Investor C Class K
Emerging Markets ex-China ................................................... 0 .86 % N/A 1 .11 % N/A 0 .81%
Sustainable Aware Advantage Emerging Markets Equity ................................. 0 .86 N/A 1 .11 N/A 0 .81
Sustainable Aware Advantage International Equity ..................................... 0 .50 N/A 0 .75 N/A 0 .45
Tactical Opportunities ........................................................ 0 .89 1 .17% 1 .37 2 .14% 0 .84
Fund Name
Fees Waived
and/or
Reimbursed
by the
Manager
Emerging Markets ex-China ................................................................................................... $ 351,832
Sustainable Aware Advantage Emerging Markets Equity ................................................................................. 377,392
Sustainable Aware Advantage International Equity ..................................................................................... 322,548
Fund Name
Administration
Fees Waived
Emerging Markets ex-China ................................................................................................... $ 6,061
Sustainable Aware Advantage Emerging Markets Equity ................................................................................. 5,869
Sustainable Aware Advantage International Equity ..................................................................................... 5,989
Fund Name/Share Class
Administration Fees
Waived by the Manager
— Class Specific
Transfer Agent Fees
Waived and/or
Reimbursed by
the Manager
— Class Specific
Emerging Markets ex-China
Institutional .................................................................................... $ 1,907 $ 11,648
Investor A ..................................................................................... 37 127
Class K ...................................................................................... 789 14
$ 2,733 $ 11,789
Sustainable Aware Advantage Emerging Markets Equity
Institutional .................................................................................... 68 140
Investor A ..................................................................................... 53 264
Class K ...................................................................................... 2,641 334
$ 2,762 $ 738
Sustainable Aware Advantage International Equity
Institutional .................................................................................... 97 201
Investor A ..................................................................................... 292 1,425
Class K ...................................................................................... 2,430 466
$ 2,819 $ 2,092

Notes to Financial Statements
(continued)

Notes to Financial Statements
pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under Emerging Markets ex-China's contractual caps on net expenses will be terminated.
As of April 30, 2026, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement were as follows:
The following fund level and class specific waivers and/or reimbursements previously recorded by Emerging Markets ex-China, which were subject to recoupment by the
Manager, expired on April 30, 2026:
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the securities lending agreement effective as of January 1, 2026, Tactical Opportunities retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specific threshold, Tactical Opportunities, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Pursuant to the securities lending agreement effective as of January 1, 2026, Emerging Markets ex-China, Sustainable Aware Advantage Emerging Markets Equity and
Sustainable Aware Advantage International Equity retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds specified thresholds, Emerging Markets ex-China, Sustainable Aware Advantage Emerging Markets Equity and Sustainable Aware Advantage International
Equity, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Pursuant to the securities lending agreement effective as of January 1, 2025, identical securities lending agreements were in place for each Fund for the calendar year ended
December 31, 2025.
Expiring April 30,
2027 2028
Emerging Markets ex-China
Fund Level ...................................................................................... $ 351,112 $ 357,893
Institutional ...................................................................................... — 13,555
Investor A ....................................................................................... 207 164
Class K ......................................................................................... 1,278 803
Fund Level ............................................................................................................... $ 422,649
Institutional ............................................................................................................... 301
Investor A ................................................................................................................ 340
Class K ................................................................................................................. 1,457

Notes to Financial Statements
(continued)
2026
BlackRock Annual Financial Statements and Additional Information

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the year ended
April 30, 2026, each Fund paid BIM the following amounts for securities lending agent services:
Trustees and Officers:  Certain trustees and/or officers of the  Trust  are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the  Trust’s Chief Compliance Officer, which is included in Trustees  and Officer in the Statements of Operations.
Other Transactions: The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common  trustees . For the year ended April 30, 2026 , the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the year ended April 30, 2026, purchases and sales of investments, including paydowns/payups, and excluding short-term securities, were as follows:
8. INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S.
federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAVs per share. As of period end, permanent differences attributable to distributions in connection with fund share redemptions and net operating loss were reclassified to the following accounts:
Fund Name Amounts
Emerging Markets ex-China ................................................................................................. $ 85
Sustainable Aware Advantage Emerging Markets Equity ............................................................................... 469
Sustainable Aware Advantage International Equity ................................................................................... —
Tactical Opportunities ...................................................................................................... 2,635
Fund Name Purchases Sales
Net Realized
Gain (Loss)
Tactical Opportunities ................................................................... $ 735,933,566 $ 361,936,775 $ 14,438,772
Other Securities
Fund Name Purchases Sales
Emerging Markets ex-China .............................................................................. $ 10,931,227 $ 11,684,976
Sustainable Aware Advantage Emerging Markets Equity ............................................................ 19,012,744 18,559,827
Sustainable Aware Advantage International Equity ................................................................ 15,120,672 20,567,353
Tactical Opportunities ................................................................................... 3,004,825,961 2,141,478,580
Fund Name Paid-in Capital
Accumulated
Earnings (Loss)
Sustainable Aware Advantage International Equity ..................................................... $ 507,191 $ (507,191)
Tactical Opportunities ........................................................................ (2,356,155) 2,356,155

Notes to Financial Statements
(continued)

Notes to Financial Statements
The tax character of distributions paid was as follows:
As of April 30, 2026, the tax components of accumulated earnings (loss) were as follows:
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and straddles, the realization for tax purposes of unrealized gains (losses) on certain futures and foreign currency exchange contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the accounting for swap agreements and the characterization of corporate actions.
During the year ended April 30, 2026, the Fund utilized the following amount of its capital loss carryforward:
As of April 30, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Trust, on behalf of each Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2027 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended April 30, 2026, the Funds did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
Fund Name
Year Ended
04/30/26
Year Ended
04/30/25
Emerging Markets ex-China
Ordinary income ........................................................................................... $ 99,864 $ 1,660,302
Long-term capital gains ...................................................................................... $ — $ 28,072
$ 99,864 $ 1,688,374
Sustainable Aware Advantage Emerging Markets Equity
Ordinary income ........................................................................................... $ 414,170 $ 220,177
Sustainable Aware Advantage International Equity
Ordinary income ........................................................................................... $ 917,535 $ 517,320
Long-term capital gains ...................................................................................... $ 972,576 $ —
$ 1,890,111 $ 517,320
Fund Name
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Total
Emerging Markets ex-China ................................... $ 558,222 $ — $ (462,644) $ 6,032,284 $ 6,127,862
Sustainable Aware Advantage Emerging Markets Equity ................. 18,816 — (595,503) 4,809,946 4,233,259
Sustainable Aware Advantage International Equity ..................... 282,864 380,765 — 3,114,537 3,778,166
Tactical Opportunities ........................................ — — — 715,492,413 715,492,413
Fund Name Amount Utilized
Sustainable Aware Advantage Emerging Markets Equity ........................................................................... $ 1,420,501
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Emerging Markets ex-China .......................................... $ 10,197,507 $ 6,457,054 $ (420,099) $ 6,036,955
Sustainable Aware Advantage Emerging Markets Equity ....................... 11,408,572 5,536,009 (704,427) 4,831,582
Sustainable Aware Advantage International Equity ........................... 9,430,174 3,401,197 (289,334) 3,111,863
Tactical Opportunities .............................................. 3,333,174,827 1,214,786,179 (277,287,042) 937,499,137

Notes to Financial Statements
(continued)
2026
BlackRock Annual Financial Statements and Additional Information

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) lack of reliable settlement procedures and significant delays in registering the transfer of securities; (iii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iv)
lack of publicly available or reliable information about issuers as a result of not being subject to the same degree of regulatory requirements and accounting, auditing and financial reporting standards; and (v) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.
Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A
Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/
or errors by pricing services or other third-party service providers.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedules of Investments.
Certain Funds invest a substantial amount of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in those countries may have a significant impact on their investment performance and could affect the income from, or the value or liquidity of, the Fund's portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedules of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed

Notes to Financial Statements
(continued)

Notes to Financial Statements
and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several
European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’
investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European
Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. Certain Asian countries have developed increasingly strained relationships with the U.S. or China; if these relations were to worsen, they could adversely affect Asian issuers that rely on the U.S. or China for trade and the region as a whole. The Asian financial markets have experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in
Asia and may affect the value and liquidity of certain of the Funds’ investments.
Certain Funds invest a significant portion of their assets in securities of issuers located in China or with significant exposure to Chinese issuers. Investments in Chinese securities, including certain Hong Kong-listed securities, involve risks specific to China. China may be subject to considerable degrees of economic, political and social instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and the Fund’s investments. Reduction in spending on Chinese products and services, supply chain diversification, institution of tariffs, sanctions or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, measures may be taken to limit the flow of capital and/or sanctions may be imposed, which could prohibit or restrict the ability to own or transfer fund assets and may also include retaliatory actions, such as seizure of fund assets.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
d
Year Ended
04/30/26
Year Ended
04/30/25
Fund Name/Share Class
Shares Amount Shares Amount
Emerging Markets ex-China
Institutional
Shares sold ..........................................
286,582 $ 3,679,337 525,196 $ 5,936,584
Shares issued in reinvestment of distributions .....................
4,698 63,797 4,029 45,809
Shares redeemed ......................................
(299,607) (4,704,220) (4,175,882) (47,718,000)
(8,327) $ (961,086) (3,646,657) $ (41,735,607)
Investor A
Shares sold ..........................................
1,690 $ 25,516 3,362 $ 40,826
Shares issued in reinvestment of distributions .....................
12 168 185 2,197
Shares redeemed ......................................
(29) (342) (1,746) (19,269)
1,673 $ 25,342 1,801 $ 23,754

Notes to Financial Statements
(continued)
2026
BlackRock Annual Financial Statements and Additional Information

d
Year Ended
04/30/26
Year Ended
04/30/25
Fund Name/Share Class
Shares Amount Shares Amount
Class K
Shares sold ..........................................
1,984 $ 29,901 2,307 $ 26,948
Shares issued in reinvestment of distributions .....................
13 173 37 418
Shares redeemed ......................................
(899) (12,384) (218,761) (2,497,786)
1,098 $ 17,690 (216,417) $ (2,470,420)
(5,556) $ (918,054) (3,861,273) $ (44,182,273)
Sustainable Aware Advantage Emerging Markets Equity
Institutional
Shares sold ..........................................
166 $ 1,900 4,141 $ 36,795
Shares issued in reinvestment of distributions .....................
583 6,259 315 2,824
Shares redeemed ......................................
(454) (5,749) (641) (5,638)
295 $ 2,410 3,815 $ 33,981
Investor A
Shares sold ..........................................
6,545 $ 77,488 — $ —
Shares issued in reinvestment of distributions .....................
320 3,439 186 1,671
Shares redeemed ......................................
(1,144) (12,889) (54) (500)
5,721 $ 68,038 132 $ 1,171
Class K
Shares sold ..........................................
126,840 $ 1,386,919 32,859 $ 294,210
Shares issued in reinvestment of distributions .....................
3,377 36,540 2,054 18,413
Shares redeemed ......................................
(181,508) (2,298,995) (103,166) (932,060)
(51,291) $ (875,536) (68,253) $ (619,437)
(45,275) $ (805,088) (64,306) $ (584,285)
Sustainable Aware Advantage International Equity
Institutional
Shares sold ..........................................
34,783 $ 458,232 5,583 $ 65,699
Shares issued in reinvestment of distributions .....................
6,096 75,776 230 2,657
Shares redeemed ......................................
(10,619) (138,400) (7,496) (86,829)
30,260 $ 395,608 (1,683) $ (18,473)
Investor A
Shares sold ..........................................
59,485 $ 784,244 47,960 $ 563,510
Shares issued in reinvestment of distributions .....................
17,898 222,527 961 11,011
Shares redeemed ......................................
(59,304) (786,377) (3,807) (44,460)
18,079 $ 220,394 45,114 $ 530,061
Class K
Shares sold ..........................................
218,872 $ 2,823,973 384,632 $ 4,504,032
Shares issued in reinvestment of distributions .....................
107,996 1,345,043 11,803 135,410
Shares redeemed ......................................
(683,133) (8,920,369) (581,253) (6,799,219)
(356,265) $ (4,751,353) (184,818) $ (2,159,777)
(307,926) $ (4,135,351) (141,387) $ (1,648,189)
Tactical Opportunities
Institutional
Shares sold ..........................................
123,157,978 $ 1,956,559,896 106,043,902 $ 1,549,238,845
Shares redeemed ......................................
(43,511,663) (694,691,040) (33,574,075) (490,925,640)
79,646,315 $ 1,261,868,856 72,469,827 $ 1,058,313,205
Service
Shares sold ..........................................
92,653 $ 1,443,366 86,839 $ 1,228,299
Shares redeemed ......................................
(55,460) (859,679) (64,898) (933,708)
37,193 $ 583,687 21,941 $ 294,591
Investor A
Shares sold and automatic conversion of shares ....................
1,199,593 $ 18,762,542 779,060 $ 11,257,782
Shares redeemed ......................................
(1,907,519) (29,634,708) (1,945,636) (27,738,750)
(707,926) $ (10,872,166) (1,166,576) $ (16,480,968)
Investor C
Shares sold ..........................................
123,147 $ 1,828,762 127,846 $ 1,767,191
Shares redeemed and automatic conversion of shares ...............
(161,921) (2,389,210) (124,955) (1,691,206)
(38,774) $ (560,448) 2,891 $ 75,985

Notes to Financial Statements
(continued)

Notes to Financial Statements
As of April 30, 2026, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:
12. SUBSEQUENT EVENTS
Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were issued and the following item was noted:
On June 11, 2026, the Board approved the closure of BlackRock Sustainable Aware Advantage International Equity Fund to new and subsequent investments and thereafter to liquidate the Fund. Accordingly, effective 4:00 p.m. (Eastern time) on or about September 4, 2026, the Fund will no longer accept orders to purchase Fund shares. On or about September 11, 2026 (the “Liquidation Date”), all of the assets of the Fund will be liquidated completely, the shares of any shareholders on the Liquidation Date will be redeemed at the NAV per share and the Fund will then be terminated as a series of the Trust.
d
Year Ended
04/30/26
Year Ended
04/30/25
Fund Name/Share Class
Shares Amount Shares Amount
Class K
Shares sold ..........................................
33,597,681 $ 550,860,716 2,558,843 $ 37,039,983
Shares redeemed ......................................
(3,798,564) (60,555,750) (7,538,081) (108,060,005)
29,799,117 $ 490,304,966 (4,979,238) $ (71,020,022)
108,735,925 $ 1,741,324,895 66,348,845 $ 971,182,791
Fund Name Institutional Investor A Class K
Emerging Markets ex-China .......................................................................... 92,104 10,633 287,688
Sustainable Aware Advantage Emerging Markets Equity ........................................................ 11,079 11,055 1,086,167
Sustainable Aware Advantage International Equity ............................................................ 12,893 12,852 783,564
Tactical Opportunities ............................................................................... — — 211,736

Report of Independent Registered Public Accounting Firm
2026
BlackRock Annual Financial Statements and Additional Information

To the Shareholders of BlackRock Emerging Markets ex-China Fund, BlackRock Sustainable Aware Advantage Emerging Markets Equity Fund, BlackRock Sustainable
Aware Advantage International Equity Fund, BlackRock Tactical Opportunities Fund, and the Board of Trustees of BlackRock Funds
SM
:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of BlackRock Emerging Markets ex-China Fund, BlackRock Sustainable Aware Advantage Emerging
Markets Equity Fund (formerly BlackRock Sustainable Advantage Emerging Markets Equity Fund), BlackRock Sustainable Aware Advantage International Equity Fund
(formerly BlackRock Sustainable Advantage International Equity Fund), and BlackRock Tactical Opportunities Fund of BlackRock Funds
SM
(the “Funds”), including the
schedules of investments, as of April 30, 2026, the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of April 30, 2026, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2026, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
June 23, 2026
We have served as the auditor of one or more BlackRock investment companies since 1992.
Fund Financial Highlights
BlackRock Emerging Markets ex-China Fund For the three years ended April 30, 2026 and for the period from March
29, 2023 (commencement of operations) through April 30, 2023
BlackRock Sustainable Aware Advantage Emerging Markets Equity Fund,
BlackRock Sustainable Aware Advantage International Equity Fund, and
BlackRock Tactical Opportunities Fund
For each of the five years in the period ended April 30, 2026

Important Tax Information
(unaudited)

Important Tax Information
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended April 30, 2026:
The Fund hereby designates the following amount, or maximum amount allowable by law, as capital gain dividends, subject to a long-term capital gains tax rate as noted
below, for the fiscal year ended April 30, 2026:
The Funds intend to pass through to their shareholders the following amounts, or maximum amounts allowable by law, of foreign source income earned and foreign taxes paid for the fiscal year ended April 30, 2026 :
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended
April 30, 2026:
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended April 30, 2026:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends and qualified short-term capital gains eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended April 30, 2026:
Fund Name
Qualified Dividend
Income
Emerging Markets ex-China ........................................................................................... $ 145,232
Sustainable Aware Advantage Emerging Markets Equity ......................................................................... 243,862
Sustainable Aware Advantage International Equity ............................................................................. 387,230
Fund Name
20% Rate Long-Term
Capital Gain Dividends
Sustainable Aware Advantage International Equity ............................................................................. $ 1,298,008
Fund Name
Foreign Source
Income Earned
Foreign
Taxes Paid
Emerging Markets ex-China ........................................................................ $ 264,212 $ 45,753
Sustainable Aware Advantage Emerging Markets Equity ...................................................... 273,975 40,017
Sustainable Aware Advantage International Equity .......................................................... 375,381 42,993
Fund Name Federal Obligation Interest
Emerging Markets ex-China ........................................................................................... $ 10,165
Sustainable Aware Advantage Emerging Markets Equity ......................................................................... 6,461
Sustainable Aware Advantage International Equity ............................................................................. 6,002
Fund Name Interest Dividends
Emerging Markets ex-China ........................................................................................... $ 29,559
Sustainable Aware Advantage Emerging Markets Equity ......................................................................... 14,070
Sustainable Aware Advantage International Equity ............................................................................. 12,213
Fund Name
Interest-Related
Dividends
Qualified Short-Term
Capital Gains
Emerging Markets ex-China ........................................................................ $ 20,179 $ —
Sustainable Aware Advantage Emerging Markets Equity ...................................................... 13,316 —
Sustainable Aware Advantage International Equity .......................................................... 12,246 413,372

Additional Information
2026
BlackRock Annual Financial Statements and Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Compensation to the independent directors/trustees of the Trust is paid by the Trust, on behalf of the Funds.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select "Access Your Account"
3. Next, select "eDelivery" in the "Related Resources" box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800)  441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)

Additional Information
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
BlackRock Asset Management North Asia Limited
(a)(b)
Hong Kong
BlackRock (Singapore) Limited
(a)
079912 Singapore
BlackRock International Limited
(a)(b)
Edinburgh, EH3 5PP, United Kingdom
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Westborough, MA 01581
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Ropes & Gray LLP
New York, NY 10036
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809
(a)
For BlackRock Tactical Opportunities Fund.
(b)
For BlackRock Emerging Markets ex-China Fund.

Disclosure of Investment Sub-Advisory Agreements
2026
BlackRock Annual Financial Statements and Additional Information

The Board of Trustees (the “Board”, the members of which are referred to as “Board Members”) of BlackRock Funds (the “Trust”) met on April 22, 2026 (the “April
Meeting”) to consider the initial approval of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between BlackRock Advisors, LLC (the “Manager”) and
BlackRock International Limited (the “Sub-Adviser” and, together with the Manager and its affiliates, “BlackRock”), with respect to BlackRock Tactical Opportunities Fund (the
“Fund”), a series of the Trust.
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), at the April Meeting, the Board reviewed materials relating to its consideration of the Sub-Advisory Agreement. The Board Members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent
Board Members (the “Independent Board Members”).
The Board previously met on May 20-21, 2025 (the “May 2025 Meeting”) to consider the approval of the continuation of the Fund’s advisory agreement (the
“Advisory Agreement”) between the Fund and the Manager. At the May 2025 Meeting, the Board, including the Independent Board Members, approved the continuation of the Advisory Agreement for a one-year term ending June 30, 2026. A discussion of the basis for the Board’s approval of the Advisory Agreement at the May 2025 Meeting is
included in the semi-annual shareholder report for the Fund for the period ended October 31, 2025.
The factors considered by the Board at the April Meeting in connection with the approval of the proposed Sub-Advisory Agreement were substantially the same as the factors considered at the May 2025 Meeting with respect to approval of the Advisory Agreement. The Board noted that the engagement of the Sub-Adviser with respect to the Fund is to provide flexibility to the portfolio management team by facilitating the provision of investment advice and/or order raising by investment personnel located outside of the United States. The Board, including the Independent Board Members, noted that there would be no change in the nature, extent and quality of services provided under the Advisory Agreement as a consequence of entering into the Sub-Advisory Agreement and the proposed sub-advisory fees payable to the Sub-Adviser would be paid by the Manager and would not impact the fees paid by the Fund.
Following discussion, the Board, including the Independent Board Members, unanimously approved the proposed Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to the Fund, for a two-year term beginning on the effective date of the Sub-Advisory Agreement. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Sub-Advisory
Agreement were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Sub-Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

Glossary of Terms Used in these Financial Statements

Glossary of Terms Used in these Financial Statements
Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNY Chinese Yuan
CZK Czech Koruna
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
ILS Israeli shekel
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
PLN Polish Zloty
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TWD Taiwan New Dollar
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviation
ADR American Depositary Receipts
BBR Australian Bank Bill Rate
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CD_KSDA Certificates of Deposit by the Korean Securities Dealers Association
CDO Collateralized Debt Obligation
CNREPOFIX_CFXS China Fixing Repo Rates
CVR Contingent Value Rights
EURIBOR Euro Interbank Offered Rate
GDR Global Depositary Receipts
HIBOR Hong Kong Interbank Offered Rate
JIBAR Johannesburg Interbank Average Rate
MIBOR Mumbai Interbank Offered Rate
MSCI Morgan Stanley Capital International
Nasdaq National Association of Securities Dealers Automated Quotations
NVDR Non-Voting Depository Receipts
OMX Stockholm Nordic Exchange
OTC Over-the-counter
PCL Public Company Limited
PJSC Public Joint Stock Company
PRIBOR Prague Interbank Offered Rate
REIT Real Estate Investment Trust
REPO_CORRA Canadian Overnight Repo Rate
SARON Swiss Average Rate Overnight
SAB Special Assessment Bonds
SCA Svenska Cellulosa Aktiebolaget
SHIRON Shekel Overnight Risk Free Rate
SONIA Sterling Overnight Interbank Average Rate
SOFR Secured Overnight Financing Rate
SORA Singapore Overnight Rate Average
STIBOR Stockholm Interbank Offered Rate
TIIEOIS Mexico Interbank TIIE 1-day
TONAR Tokyo Overnight Average Rate
THOR Thailand Overnight Repo Rate ON
TWCPBA Taiwan Secondary Markets Bills Rate
WIBOR Warsaw Interbank Offered Rate

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies - Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers  – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – See Item 2
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached.
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
BlackRock FundsSM

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock FundsSM

Date: June 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock FundsSM

Date: June 23, 2026

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock FundsSM

Date: June 23, 2026